    As Filed With The Securities And Exchange Commission On April 30, 1998

                                                       Registration No. 33-80958

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 8

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 19

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V


                          (Exact Name of Registrant)
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY


                              (Name of Depositor)

                                20 Moores Road
                          Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (800) 523-7900

                     Gregory E. Miller-Breetz, Esquire
                  Providian Life and Health Insurance Company
                            400 West Market Street
                                P.O. Box 32830
                          Louisville, Kentucky 40232
                    (Name and Address of Agent for Service)


                                  Copies to:
                           Michael Berenson, Esquire
                                 Ann B. Furman
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                      1025 Thomas Jefferson Street, N.W.
                                Suite 400 East
                          Washington, D.C. 20007-0805

                    Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):


[x] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[_] On ________________, pursuant to paragraph (b)(1)(v) of Rule 485.

[_] 60 Days after filing pursuant to paragraph (a)(1) of Rule 485.

[_] On ________________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             PURSUANT TO RULE 481

              Showing Location in Part A (Prospectus) and Part B
            (Statement of Additional Information) of Registration
                 Statement of Information Required by Form N-4
        For the Providian Advisor's Edge and Dimensional Variable Annuity

                                    PART A

Item of                                                          Applicable Contract
Form N-4                                                         Prospectus Caption
--------                                                         ------------------

 1.  Cover Page................................................  Cover Page
 2.  Definitions...............................................  GLOSSARY
 3.  Synopsis..................................................  HIGHLIGHTS; FEE TABLE; Performance Measures
 4.  Condensed Financial Information...........................  Condensed Financial Information
 5.  General Description of Registrant, Depositor, and
     Portfolio Companies.......................................  Providian Life and Health Insurance Company,
                                                                 Providian Life and Health Insurance Company
                                                                 Separate Account V; The Portfolios; Voting Rights
 6.  Deductions................................................  Charges and Deductions; FEDERAL TAX CONSIDERATIONS;
                                                                 FEE TABLE
 7.  General Description of Variable Annuity Contracts.........  CONTRACT FEATURES; Distribution-at-Death Rules;
                                                                 Voting Rights; Allocation of Purchase Payments;
                                                                 Exchanges Among the Portfolios; Additions,
                                                                 Deletions, or Substitutions of Investments
 8.  Annuity Period............................................  Annuity Payment Options
 9.  Death Benefit.............................................  Death of Annuitant Prior to Annuity Date

10.  Purchases and Contract Value..............................  Contract Purchase and Purchase Payments;
                                                                 Accumulated Value
11.  Redemptions...............................................  Full and Partial Withdrawals; Annuity Payment
                                                                 Options; Right to Cancel Period
12.  Taxes.....................................................  FEDERAL TAX CONSIDERATIONS
13.  Legal Proceedings.........................................  Part B: Legal Proceedings

14.  Table of Contents of the Statement of Additional
     Information...............................................  Table of Contents of Advisor's Edge and
                                                                 Dimensional Variable Annuity Statement of
                                                                 Additional Information

                                    PART B

Item of                                                          Statement of Additional
Form N-4                                                         Information Caption
--------.......................................................  -----------------------
15.  Cover Page................................................  Cover Page
16.  Table of Contents.........................................  Table of Contents
17.  General Information and History...........................  THE COMPANY
18.  Services..................................................  Part A: Auditors; Part B: SAFEKEEPING OF
                                                                 ACCOUNT ASSETS; DISTRIBUTION OF THE CONTRACTS
19.  Purchase of Securities Being Offered......................  DISTRIBUTION OF THE CONTRACTS; Exchanges
20.  Underwriters..............................................  DISTRIBUTION OF THE CONTRACTS
21.  Calculation of Performance Data...........................  PERFORMANCE INFORMATION
22.  Annuity Payments..........................................  Computations of Annuity Income Payments
23.  Financial Statements......................................  FINANCIAL STATEMENTS

                             PURSUANT TO RULE 481

              Showing Location in Part A (Prospectus) and Part B
            (Statement of Additional Information) of Registration
                 Statement of Information Required by Form N-4

                        For The PGA Retirement Annuity

                                    PART A
Item of
Form N-4                                                         Prospectus Caption
--------                                                         ------------------
 1.  Cover Page................................................  Cover Page
 2.  Definitions...............................................  GLOSSARY
 3.  Synopsis..................................................  HIGHLIGHTS; FEE TABLE; Performance Measures
 4.  Condensed Financial Information...........................  Not Applicable
 5.  General Description of Registrant, Depositor, and
     Portfolio Companies.......................................  Providian Life and Health Insurance Company,
                                                                 Providian Life and Health Insurance Company
                                                                 Separate Account V; PB Series Trust;
                                                                 The Portfolios; Voting Rights
 6.  Deductions................................................  Charges and Deductions; FEDERAL TAX CONSIDERATIONS;
                                                                 FEE TABLE
 7.  General Description of Variable Annuity Contracts.........  CONTRACT FEATURES; Distribution-at-Death Rules;
                                                                 Voting Rights; Allocation of Purchase Payments;
                                                                 Exchanges Among the Portfolios; Additions,
                                                                 Deletions, or Substitutions of Investments
 8.  Annuity Period............................................  Annuity Payment Options
 9.  Death Benefit.............................................  Death of Annuitant Prior to Annuity Date
10.  Purchases and Contract Value..............................  Contract Purchase and Purchase Payments;
                                                                 Accumulated Value
11.  Redemptions...............................................  Full and Partial Withdrawals; Annuity Payment
                                                                 Options; Right to Cancel Period
12.  Taxes.....................................................  FEDERAL TAX CONSIDERATIONS
13.  Legal Proceedings.........................................  Part B: Legal Proceedings
14.  Table of Contents of the Statement of Additional
     Information...............................................  Table of Contents of PGA Retirement Annuity
                                                                 Statement of Additional Information

                                    PART B

Item of                                                          Statement of Additional
Form N-4                                                         Information Caption
--------.......................................................  -----------------------

15.  Cover Page................................................  Cover Page
16.  Table of Contents.........................................  Table of Contents
17.  General Information and History...........................  THE COMPANY
18.  Services..................................................  Part A: Auditors; Part B: SAFEKEEPING OF
                                                                 ACCOUNT ASSETS; DISTRIBUTION OF THE CONTRACTS
19.  Purchase of Securities Being Offered......................  DISTRIBUTION OF THE CONTRACTS; Exchanges
20.  Underwriters..............................................  DISTRIBUTION OF THE CONTRACTS
21.  Calculation of Performance Data...........................  PERFORMANCE INFORMATION
22.  Annuity Payments..........................................  Computations of Annuity Income Payments
23.  Financial Statements......................................  FINANCIAL STATEMENTS

        PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V
                                  PROSPECTUS
                                    FOR THE

                     ADVISOR'S EDGE VARIABLE ANNUITY
                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                                P.O. BOX 32700
                          LOUISVILLE, KENTUCKY 40232

The Advisor's Edge variable annuity contract (the "Contract"), offered through Providian Life and Health Insurance Company (the "Company", "us", "we" or "our"), provides a vehicle for investing on a tax-deferred basis in 17 investment company Portfolios and our General Account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes.

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000. The minimum initial purchase payment for Qualified Contracts is $2,000 (or $50 monthly by payroll deduction). The Contract is a flexible-premium deferred variable annuity that provides for a Right to Cancel Period of 10 days (30 days or more in some instances) plus a 5 day grace period to allow for mail delivery during which you may cancel your investment in the Contract.

You may allocate your Net Purchase Payments for the Contract among 17 Subaccounts of Providian Life and Health Insurance Company's Separate Account V and four fixed options available under the Company's General Account. Assets of each Subaccount are invested in one of the following Portfolios (which are contained within seven open-end, diversified investment companies):

    .DREYFUS SMALL CAP VALUE           .MONTGOMERY EMERGING MARKETS PORTFOLIO
      PORTFOLIO                        .STEIN ROE SPECIAL VENTURE FUND,
                                         VARIABLE SERIES
    .ENDEAVOR ENHANCED INDEX           .STRONG INTERNATIONAL STOCK FUND II
      PORTFOLIO
    .FEDERATED AMERICAN LEADERS        .STRONG SCHAFER VALUE FUND II
      FUND II                          .T. ROWE PRICE INTERNATIONAL STOCK
    .FEDERATED UTILITY FUND II           PORTFOLIO
    .FEDERATED PRIME MONEY FUND        .WANGER U.S. SMALL CAP ADVISOR
      II                               .WANGER INTERNATIONAL SMALL CAP ADVISOR
    .FEDERATED HIGH INCOME BOND        .WARBURG PINCUS INTERNATIONAL EQUITY
      FUND II                            PORTFOLIO
    .FEDERATED FUND FOR U.S.           .WARBURG PINCUS SMALL COMPANY GROWTH
      GOVERNMENT SECURITIES II           PORTFOLIO
    .MONTGOMERY GROWTH PORTFOLIO

Depending upon the state of issue and provisions of your Contract, your initial Net Purchase Payment(s) will, when your Contract is issued, either be
(i) invested in the Federated Prime Money Fund II during your Right to Cancel Period and/or invested immediately in your chosen Guaranteed Rate Options or
(ii) invested immediately in your chosen Portfolios and fixed options (other than the Guaranteed Equity Option).

The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk associated with the Portfolios. Investment results for your Contract are not guaranteed except to the extent you have allocated a portion of the Accumulated Value to the General Account.

The Contract offers a number of ways of withdrawing monies at a future date, including a lump sum payment and several Annuity Payment Options. You may make full or partial withdrawals of the Contract's Surrender Value at any time, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed and/or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

This Prospectus sets forth the information you should know before investing in the Contract. It must be accompanied by a current Prospectus for each Fund. Please read the Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by calling our Administrative Offices at 1-800-797- 9177. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATOR HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The Contract is not available in all States.

THIS PROSPECTS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD BE UNLAWFUL TO MAKE AN OFFERING LIKE THIS. WE HAVE NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS ABOUT THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATIONS.

               The date of this Prospectus is May 1, 1998.

                                                                        FM-0989

                               TABLE OF CONTENTS

                                                                            PAGE
GLOSSARY...................................................................   3
HIGHLIGHTS.................................................................   6
FEE TABLE..................................................................   8
Condensed Financial Information............................................  11
Financial Statements.......................................................  11
Performance Measures.......................................................  11
Additional Performance Measures............................................  12
Yield and Effective Yield..................................................  12
The Company and the Separate Account.......................................  13
Endeavor Series Trust......................................................  13
The Federated Insurance Series.............................................  14
The Montgomery Funds III...................................................  14
SteinRoe Variable Investment Trust.........................................  14
Strong Variable Insurance Funds, Inc. .....................................  14
Wanger Advisors Trust......................................................  14
Warburg Pincus Trust.......................................................  14
The Portfolios.............................................................  14
CONTRACT FEATURES..........................................................  17
  Contract Purchase and Purchase Payments..................................  17
  Purchasing by Wire.......................................................  18
  Right to Cancel Period...................................................  18
  Allocation of Purchase Payments..........................................  18
  Exchanges Among the Portfolios...........................................  19
  Dollar Cost Averaging Options............................................  19
  Accumulated Value........................................................  20
  Charges and Deductions...................................................  20
  Minimum Balance Requirement..............................................  22
DISTRIBUTIONS UNDER THE CONTRACT...........................................  22
  Full and Partial Withdrawals.............................................  22
  Lump Sum Payment Option..................................................  22
  Systematic Withdrawal Option.............................................  23
  Annuity Date.............................................................  23
  Annuity Payment Options..................................................  23
  Death Benefit............................................................  24
  Deferment of Payment.....................................................  26
FEDERAL TAX CONSIDERATIONS.................................................  26
GENERAL INFORMATION........................................................  31
APPENDIX A--The General Account............................................ A-1

                                   GLOSSARY

Accumulation Unit - A measure of your ownership interest in the Contract prior to the Annuity Date.

Accumulation Unit Value - The value of each Accumulation Unit which is calculated each Valuation Period.

Accumulated Value - The value of all amounts accumulated under the Contract prior to the Annuity Date.

Adjusted Death Benefit - The sum of all Net Purchase Payments made during the first six Contract Years, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

Annual Contract Fee - The $30 annual fee charged by the Company to cover the cost of administering each Contract. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount.

Annuitant - The person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuitant's Beneficiary - The person(s) to whom any benefits are due upon the Annuitant's death prior to the Annuity Date.

Annuity Date - The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

Annuity Payment - One of a series of payments made under an Annuity Payment Option.

Annuity Payment Option - One of several ways in which withdrawals from the Contract may be made. Under a Fixed Annuity Option (see "Annuity Payment Options," page 23), the dollar amount of each Annuity Payment does not change over time. Under a Variable Annuity Option (see "Annuity Payment Options," page 23), the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose. Annuity Payments are based on the Contract's Accumulated Value as of 10 Business Days prior to the Annuity Date.

Annuity Unit - Unit of measure used to calculate Variable Annuity Payments (see "Annuity Payment Options," page 23).

Annuity Unit Value - The value of each Annuity Unit which is calculated each Valuation Period.

Business Day - A day when the New York Stock Exchange is open for trading.

Code -- The Internal Revenue Code of 1986, as amended.

Company ("we", "us", "our") - Providian Life and Health Insurance Company, a Missouri stock company.

Contract Anniversary - Any anniversary of the Contract Date.

Contract Date - The date of issue of this Contract.

Contract Owner ("you", "your") - The person or persons designated as the Contract Owner in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, make permitted withdrawals and Exchanges among Subaccounts and Guaranteed Rate Options.

Contract Year - A period of 12 months starting with the Contract Date or any Contract Anniversary.

Death Benefit - The greater of the Contract's Accumulated Value on the date the Company receives due Proof of Death of the Annuitant or the Adjusted Death Benefit. If any portion of the Contract's Accumulated Value on the date we receive proof of the Annuitant's death is derived from the Multi-Year Guaranteed Rate Option, that portion of the Accumulated Value will be adjusted by a positive Market Value Adjustment Factor (see "Multi-Year Guaranteed Rate Option," at Appendix A), if applicable.

Exchange - One Exchange will be deemed to occur with each voluntary transfer from any Subaccount or General Account Guaranteed Option.

Funds - Each of (i) Endeavor Series Trust (advised by Endeavor Investment Advisers), (ii) Federated Insurance Series (advised by Federated Advisers),
(iii) The Montgomery Funds III (advised by Montgomery Asset Management, L.P.),
(iv) SteinRoe Variable Investment Trust (advised by Stein Roe & Farnham, Incorporated), (v) Strong Variable Insurance Funds, Inc. (advised by Strong Capital Management, Inc.), (vi) Wanger Advisors Trust (advised by Wanger Asset Management, L.P.) and (vii) Warburg Pincus Trust (advised by Warburg Pincus Asset Management, Inc.).

General Account - The account which contains all of our assets other than those held in our separate accounts.

General Account Guaranteed Option - Any of the following four General Account options offered by your Contract and to which you may allocate your Net Purchase Payments: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option. The General Account Guaranteed Options are available for sale in most, but not all, states. (See "The General Account," at Appendix A.)

Guaranteed Rate Options - The One-Year Guaranteed Rate Option and the Multi-Year Guaranteed Rate Option.

Market Value Adjustment Factor - The formula applied to the Accumulated Value in order to determine the net amount of any transfer or surrender under the Multi-Year Guaranteed Rate Option (see "Multi-Year Guaranteed Rate Option," at Appendix A).

Net Purchase Payment - Any Purchase Payment less the applicable Premium Tax, if any.

Non-Qualified Contract - Any Contract other than those described under the Qualified Contract reference in this Glossary.

Owner's Designated Beneficiary - The person to whom ownership of this Contract passes upon the Contract Owner's death, unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit. (Note: this transfer of ownership to the Owner's Designated Beneficiary will generally not be subject to probate, but will be subject to estate and inheritance taxes. Consult with your tax and estate adviser to be sure which rules will apply to you.)

Payee - The Contract Owner, Annuitant, Annuitant's Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Portfolio - A separate investment series of the Funds. The Funds currently offer 17 Portfolios in the Advisor's Edge: Dreyfus Small Cap Value Portfolio ("Dreyfus Small Cap Value Portfolio"), Endeavor Enhanced Index Portfolio ("Endeavor Enhanced Index Portfolio") and T. Rowe Price International Stock Portfolio ("T. Rowe Price International Stock Portfolio") of Endeavor Series Trust; Federated American Leaders Fund II ("Federated American Leaders Portfolio"), Federated Utility Fund II ("Federated Utility Portfolio"), Federated Prime Money Fund II ("Federated Prime Money Portfolio"), Federated Fund for U.S. Government Securities II ("Federated U.S. Government Securities Portfolio") and Federated High Income Bond Fund II ("Federated High Income Bond Portfolio") of Federated Insurance Series; the Montgomery Variable
Series: Growth Fund (the "Montgomery Growth Portfolio") and the Montgomery Variable Series: Emerging Markets Fund (the "Montgomery Emerging Markets Portfolio") of The Montgomery Funds III; the Stein Roe Special Venture Fund, Variable Series (the "Stein Roe Special Venture Portfolio") of the SteinRoe Variable Investment Trust; the Strong International Stock Fund II (the "Strong International Stock Portfolio") and Strong Schafer Value Fund II ("Strong Schafer Value Portfolio") of the Strong Variable Insurance Funds, Inc.; the Wanger U.S. Small Cap Advisor (the "Wanger U.S. Small Cap Advisor Portfolio"), the Wanger International Small Cap Advisor (the "Wanger International Small Cap Advisor Portfolio") of Wanger Advisors Trust; and the Warburg Pincus International Equity Portfolio (the "Warburg Pincus International Equity Portfolio") and the Warburg Pincus Small Company Growth Portfolio (the

"Warburg Pincus Small Company Growth Portfolio") of the Warburg Pincus Trust; (each, a "Portfolio" and collectively, the "Portfolios"). In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

Premium Tax - A regulatory tax that may be assessed by certain states on the Purchase Payments you make to this Contract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

Proof of Death - (a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof of death satisfactory to the Company.

Purchase Payment - Any premium payment. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); each additional Purchase Payment must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Qualified Contract - An annuity contract as defined under Sections 403(b), 408(b), and 408A of the Code.

Right to Cancel Period - The period during which the Contract can be canceled and treated as void from the Contract Date.

Separate Account - That portion of Providian Life and Health Insurance Company's Separate Account V dedicated to the Contract. The Separate Account consists of assets that are segregated by Providian Life and Health Insurance Company and, for Contract Owners, invested in the Portfolios. The Separate Account is independent of the general assets of the Company. The Separate Account invests in the Portfolios.

Subaccount - That portion of the Separate Account that invests in shares of the Funds' Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked directly to the investment performance of one of the 17 Portfolios.

Surrender Value - The Accumulated Value, adjusted to reflect any applicable Market Value Adjustment (see "Multi-Year Guaranteed Rate Option," at Appendix
A) for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option, less any Premium Taxes incurred but not yet deducted.

Valuation Period - The relative performance of your Contract is measured by the Accumulation Unit Value. This value is calculated each Valuation Period. A Valuation Period is defined as the period of time between the close of business on one Business Day and the close of business on the following Business Day.

                                  HIGHLIGHTS

YOU CAN FIND DEFINITIONS OF IMPORTANT TERMS IN THE GLOSSARY (PAGE 3).

THE ADVISOR'S EDGE

The Contract provides a vehicle for investing on a tax-deferred basis in 17 investment company Portfolios offered by the Funds and four General Account Guaranteed Options offered by the Company. You may subsequently withdraw monies from the Contract either as a lump sum or as annuity income as permitted under the Contract. Accumulated Values and Annuity Payments depend on the investment experience of the selected Portfolios and/or the guarantees of the General Account Guaranteed Options. The investment performance of the Portfolios is not guaranteed. Thus, you bear all investment risk for monies invested under the Contract except to the extent of the portion of your Accumulated Value allocated to the General Account. The General Account Guaranteed Options are available for sale in most, but not all, states.

WHO SHOULD INVEST

The Contract is designed for investors seeking long term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. The Contract is offered as both a Qualified Contract and a Non-Qualified Contract. Both Qualified and Non-Qualified Contracts offer tax-deferral on increases in the Contract's value prior to withdrawal or distribution; however, Purchase Payments made by Contract Owners of Qualified Contracts may be excludible or deductible from gross income in the year such payments are made, subject to certain statutory restrictions and limitations.
(See "Federal Tax Considerations," page 26).............................Page 26

INVESTMENT CHOICES

Your investment in the Contract may be allocated among 17 Subaccounts of the Separate Account and/or the General Account Guaranteed Options. The Subaccounts in turn invest exclusively in the following 17 Portfolios offered by the Funds: the Dreyfus Small Cap Value Portfolio, the Endeavor Enhanced Index Portfolio, the Federated American Leaders Portfolio, the Federated Utility Portfolio, the Federated Prime Money Portfolio, the Federated U.S. Government Securities Portfolio, the Federated High Income Bond Portfolio, the Montgomery Growth Portfolio, the Montgomery Emerging Markets Portfolio, the Stein Roe Special Venture Portfolio, the Strong International Stock Portfolio, the Strong Schafer Value Portfolio, the T. Rowe Price International Stock Portfolio, the Wanger U.S. Small Cap Advisor Portfolio, the Wanger International Small Cap Advisor Portfolio, the Warburg Pincus International Equity Portfolio and the Warburg Pincus Small Company Growth Portfolio. The assets of each Portfolio are separate, and each Portfolio has distinct investment objectives and policies as described in the corresponding Fund Prospectus. The General Account Guaranteed Options are available for sale in most, but not all, states..........................................Page 14

CONTRACT OWNER

The Contract Owner is the person designated as the owner of the Contract in the Contract. The Contract Owner may designate any person as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, and make permitted withdrawals and Exchanges among the Subaccounts and General Account Guaranteed Options.

ANNUITANT

The Annuitant is a person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid. The Annuitant may not be older than age 75.

ANNUITANT'S BENEFICIARY

The Contract Owner may designate any person to receive benefits under the Contract which are payable upon the death of the Annuitant prior to the Annuity Date.

HOW TO INVEST

To invest in the Contract, please consult your advisor, who will provide the necessary information to us in a customer order form. You will need to select an Annuitant. The Annuitant may not be older than age 75. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts, and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); subsequent Purchase Payments must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. You may make subsequent Purchase Payments at any time before the Contract's Annuity
Date, as long as the Annuitant specified in the Contract is living......Page 17

ALLOCATION OF PURCHASE PAYMENTS

If the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Federated Prime Money Portfolio until the expiration of the Right to Cancel Period of 10 to 30 days, or more in some instances as specified in your contract when issued (plus a 5 day grace period to allow for mail delivery) and then invested according to your initial allocation instructions (except that any accrued interest will remain in the Federated Prime Money Portfolio if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options. (Please note that immediate investment is not applicable with respect to any amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION, WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.) You must fill out and send us the appropriate form or comply with other designated Company procedures if you would like to change how subsequent Net Purchase
Payments are allocated.............................................Page 18

RIGHT TO CANCEL PERIOD

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day grace period to allow for mail delivery, during which you may cancel your investment in the Contract. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract. When we receive the Contract,
(1) if the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in Federated's Prime Money Portfolio, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, (2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase Payment(s) so invested...............................Page 18

EXCHANGES

You may make unlimited Exchanges among Portfolios or into the General Account Guaranteed Options, provided that you maintain a minimum balance of $250 in each Subaccount or $1,000 in each General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account), respectively, to which you have allocated a portion of your Accumulated Value. However, prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any allocation to any Subaccount or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) below $250 or $1,000, respectively, or that remaining amount will be transferred to your other Subaccounts or General Account Guaranteed Options on a pro rata basis. The Guaranteed Equity Option is illiquid for the entire guarantee period, and transfers from the Guaranteed Rate Options (where permitted) may be subject to additional limitations and charges. (See also "Charges and Deductions," page
20, and "The General Account," at Appendix A.).....................Page 19

DEATH BENEFIT

If the Annuitant specified in your Contract dies prior to the Annuity Date, your named Annuitant's Beneficiary will receive the Death Benefit under the Contract. The Death Benefit is the greater of your Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit on the date we receive due proof of the Annuitant's death. During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-
year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken. The Annuitant's Beneficiary may elect to receive these proceeds as a lump sum or as Annuity Payments. If the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid, generally to the Annuitant's
Beneficiary, in accordance with the Contract............................Page 24

ANNUITY PAYMENT OPTIONS

In addition to the full and partial withdrawal privileges, you may also choose to create an income stream by requesting an annuity income from us. As the Contract Owner, you may elect one of several Annuity Payment Options. By electing an Annuity Payment Option, you are asking us to systematically liquidate your Contract. We provide you with a variety of payment options. At your discretion, payments may be either fixed or variable or both. Fixed payouts are guaranteed for a designated period or for life (either single or joint). Variable payments will vary depending on the performance of the underlying Portfolio or Portfolios selected........................Page 23

CONTRACT AND POLICYHOLDER INFORMATION

If you have questions about your Contract, please telephone our Administrative Offices at 1-800-797-9177 between the hours of 8:00 A.M. to 5:00 P.M. Eastern time. Please have the Contract number and the Contract Owner's name ready when you call. As Contract Owner you will receive periodic statements confirming any financial transactions that take place, as well as quarterly statements and an annual statement.

CHARGES AND DEDUCTIONS UNDER THE CONTRACT

The Contract has no sales charges and has an annual mortality and expense risk charge of .50%. Contract Owners may withdraw up to 100% of the Accumulated Value without incurring a surrender charge. The Contract also includes administrative charges and policy fees which pay for administering the Contract, and management, advisory and other fees, which reflect the costs of the Funds..........................................................Page 20

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of the Surrender Value of the Contract before the earlier of the Annuity Date or the Annuitant's death. Withdrawals made prior to age 59 1/2 may be subject to a 10% penalty tax (and a portion thereof may be subject to ordinary income taxes)...............................Page 22

                                   FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed by your state) that you would incur as an owner of a Contract (see page 20). The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, including charges applicable to General Account Guaranteed Options, see "Charges and Deductions," page 20.

CONTRACTOWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases......................................... None
Contingent Deferred Sales Load (surrender charge)....................... None
Exchange Fees........................................................... None
ANNUAL CONTRACT FEE.....................................................  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................... .50%
Administrative Charge................................................... .15%
                                                                         ----
Total Annual Separate Account Expenses.................................. .65%*

  *Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

                           PORTFOLIO ANNUAL EXPENSES

Except as may be indicated, the figures below are based on actual expenses for fiscal year 1997 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement, if applicable).

                                                                         TOTAL
                                                  MANAGEMENT           PORTFOLIO
                                                 AND ADVISORY  OTHER    ANNUAL
                                                   EXPENSES   EXPENSES EXPENSES
                                                 ------------ -------- ---------
Dreyfus Small Cap Value Portfolio/1/...........     0.80%      0.11%     0.91%
Endeavor Enhanced Index Portfolio/2/...........     0.75%      0.55%     1.30%
Federated American Leaders Portfolio/3/........     0.66%      0.19%     0.85%
Federated Utility Portfolio/3/.................     0.48%      0.37%     0.85%
Federated Prime Money Portfolio/3/.............     0.30%      0.50%     0.80%
Federated U.S. Government Securities
 Portfolio/3/..................................     0.15%      0.65%     0.80%
Federated High Income Bond Portfolio/3/........     0.51%      0.29%     0.80%
Montgomery Growth Portfolio/4/.................     0.00%      0.34%     0.34%
Montgomery Emerging Markets Portfolio/4/.......     1.25%      0.50%     1.75%
Stein Roe Special Venture Portfolio/5/.........     0.50%      0.23%     0.73%
Strong International Stock Portfolio/6/........     1.00%      0.51%     1.51%
Strong Schafer Value Portfolio/7/..............     1.00%      0.20%     1.20%
T. Rowe Price International Stock Portfolio/8/.     0.90%      0.17%     1.07%
Wanger U.S. Small Cap Advisor Portfolio/9/.....     0.97%      0.09%     1.06%
Wanger International Small Cap Advisor
 Portfolio/9/..................................     1.28%      0.32%     1.60%
Warburg Pincus International Equity
 Portfolio/1//0/...............................     1.00%      0.36%     1.36%
Warburg Pincus Small Company Growth
 Portfolio/1//0/...............................     0.90%      0.24%     1.14%

  /1/Endeavor Investment Advisers has agreed, until terminated by Endeavor Investment Advisers, to assume expenses of the Dreyfus Small Cap Value Portfolio that exceed 1.30%.

  /2/Endeavor Investment Advisers has agreed, until terminated by Endeavor Investment Advisers, to assume expenses of the Endeavor Enhanced Index Portfolio that exceed 1.30%. Total Portfolio Annual Expenses before waiver or reimbursement of fees by Endeavor Investment Advisers and custody fee credits for the period ended December 31, 1997 amounted to 1.56%.

  /3/The expense figures shown reflect actual expenses for fiscal year 1997 including voluntary waivers of a portion of the management fees and/or assumption of expenses. The maximum Management and Advisory Expenses and Total Portfolio Annual Expenses absent the voluntary waivers would have been as follows: 0.75% and 0.94%, respectively, for the Federated American Leaders Portfolio; 0.75% and 1.12%, respectively, for the Federated Utility Portfolio; 0.50% and 1.00%, respectively, for the Federated Prime Money Portfolio; and 0.60% and 1.26%, respectively, for the Federated U.S. Government Securities Portfolio; and 0.60% and 0.89%, respectively, for the Federated High Income Bond Portfolio.

  /4/The figures above are based on actual expenses for fiscal year 1997 (as a percentage of each Portfolio's average net assets after deferment of fees and/or expense reimbursement). The expense figures shown reflect voluntary deferment of a portion of the management fees and/or assumption of expenses. Absent the voluntary deferment, the maximum Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been as follows: 1.00%, 0.97%, and 1.97%, respectively, for the Montgomery Growth Portfolio and 1.25%, 0.56%, and 1.81%, respectively, for the Montgomery Emerging Markets Portfolio. For the Montgomery Growth Portfolio, the applicable expense limitation for the current year is 1.25%, and Total Portfolio Annual Expenses are expected to be 1.25%.

  /5/The figures shown reflect actual expenses for fiscal year 1997. The advisor has voluntarily agreed until April 30, 1998 to reimburse all expenses, including management and administrative fees, incurred by Stein Roe Special Venture Portfolio in excess of 0.80% of average net assets.

  /6/The figures shown reflect actual expenses for fiscal year 1997.

  /7/The expense figures shown reflect actual expenses for fiscal year 1997 (as a percentage of the Portfolio's average net assets after fee waiver and/or expense reimbursement). The expense figures shown reflect voluntary waivers of a portion of the management fees and/or assumption of expenses. In the absence of these voluntary waivers, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses are estimated to be as follows: 1.00%, 0.54%, and 1.54%, respectively.

  /8/Endeavor Investment Advisers has agreed, until terminated by Endeavor Investment Advisers, to assume expenses of the T. Rowe Price International Stock Portfolio that exceed 1.53%. Total Portfolio Annual Expenses before credits allowed by the custodian for the year ended December 31, 1997 amounted to 1.12%.

  /9/As required by the Securities and Exchange Commission rules, "Other Expenses" reflects gross custodian fees. Net of custodian fees paid indirectly, Other Expenses would have been 0.07% for U.S. Small Cap Advisor Portfolio and 0.31% for International Small Cap Advisor Portfolio; Total Portfolio Annual Expenses would have been 1.04% and 1.59%, respectively.

  /1//0/Management and Advisory Expenses, Other Expenses and Total Portfolio Annual Expenses are based on actual expenses for the fiscal year ended December 31, 1997, net of any fee waivers or expense reimbursements. Without such waivers or reimbursements, Management and Advisory Expenses would have equaled 1.00% and 0.90%, Other Expenses would have equaled 0.40% and 0.25% and Total Portfolio Annual Expenses would have equaled 1.40% and 1.15% for the Warburg Pincus International Equity and Small Company Growth Portfolios, respectively. The investment adviser and co-administrator have undertaken to limit Total Portfolio Annual Expenses to the limits shown in the table above through December 31, 1998.

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                          3
                                                 1 YEAR YEARS  5 YEARS 10 YEARS
                                                 ------ ------ ------- --------
      Dreyfus Small Cap Value Portfolio......... $16.16 $50.12 $ 86.39 $188.31
      Endeavor Enhanced Index Portfolio......... $20.09 $62.07 $106.60 $230.09
      Federated American Leaders Portfolio...... $15.55 $48.27 $ 83.25 $181.73
      Federated Utility Portfolio............... $15.55 $48.27 $ 83.25 $181.73
      Federated Prime Money Portfolio........... $15.05 $46.72 $ 80.62 $176.21
      Federated U.S. Government Securities
       Portfolio................................ $15.05 $46.72 $ 80.62 $176.21
      Federated High Income Bond Portfolio...... $15.05 $46.72 $ 80.62 $176.21
      Montgomery Growth Portfolio............... $10.39 $32.39 $ 56.13 $124.06
      Montgomery Emerging Markets Portfolio..... $24.60 $75.69 $129.42 $276.18
      Stein Roe Special Venture Portfolio....... $14.34 $44.55 $ 76.93 $168.44
      Strong International Stock Portfolio...... $22.20 $68.45 $117.31 $251.87
      Strong Schafer Value Portfolio............ $19.08 $59.02 $101.46 $219.54
      T. Rowe Price International Stock
       Portfolio................................ $17.77 $55.04 $ 94.73 $205.66
      Wanger U.S. Small Cap Advisor Portfolio... $17.67 $54.73 $ 94.21 $204.59
      Wanger International Small Cap Advisor
       Portfolio................................ $23.10 $71.17 $121.87 $261.06
      Warburg Pincus International Equity
       Portfolio................................ $20.69 $63.90 $109.67 $236.36
      Warburg Pincus Small Company Growth
       Portfolio................................ $18.48 $57.19 $ 98.36 $213.16

The Annual Contract Fee is reflected in these examples as a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.) The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender or annuitization of the Contract, on a pro rata basis, from each Subaccount. In some states, the Company will deduct Premium Taxes as incurred by the Company.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

(FOR THE PERIOD JANUARY 1, 1994 THROUGH DECEMBER 31, 1997)

                                                                                   FEDERATED
                         DREYFUS ENDEAVOR FEDERATED           FEDERATED FEDERATED    HIGH               MONTGOMERY
                          SMALL  ENHANCED AMERICAN  FEDERATED   PRIME    US GOV'T   INCOME   MONTGOMERY  EMERGING
                           CAP    INDEX    LEADERS   UTILITY    MONEY   SECURITIES   BOND      GROWTH    MARKETS
                         ------- -------- --------- --------- --------- ---------- --------- ---------- ----------
Accumulation unit value
 as of:
  Start Date**..........  10.000  10.000    10.000   10.000     10.000    10.000     10.000    10.000     10.000
  12/31/94..............     N/A     N/A       N/A      N/A     10.026       N/A        N/A       N/A        N/A
  12/31/95..............     N/A     N/A    12.676   11.354     10.473    10.567     10.257       N/A        N/A
  12/31/96..............     N/A     N/A    15.311   12.584     10.900    10.940     11.648    12.649     10.616
  12/31/97..............   9.284  10.002    20.130   15.833     11.365    11.801     13.174    16.157     10.486
Number of units
 outstanding as of:
  12/31/94..............     N/A     N/A       N/A      N/A     70,223       N/A        N/A       N/A        N/A
  12/31/95..............     N/A     N/A    10,179    2,024    363,418     7,159      6,320       N/A        N/A
  12/31/96..............     N/A     N/A    67,853   24,080    512,275   117,323    146,709    28,618    135,913
  12/31/97.............. 585.410  34,587   181,634   20,024    312,343   249,634    424,673    76,471    252,354

** Date of commencement of operations for Dreyfus Small Cap was 10/13/97; for Endeavor Enhanced Index was 10/13/97; for Federated American Leaders was 3/10/95; for Federated Utility was 7/20/95; for Federated Prime Money was 12/7/94; for Federated U.S. Government Securities was 6/28/95; for Federated High Income Bond was 9/18/95; and for Montgomery Growth was 2/12/96.

                                                                                        WARBURG
                                                                WANGER  WANGER  WARBURG PINCUS
                         STEIN ROE STRONG STRONG                 U.S.    INT'L  PINCUS   SMALL
                           SPEC.   INT'L  SCHAFER T. ROWE PRICE  SMALL   SMALL   INT'L    CO.
                          VENTURE  STOCK   VALUE      INT'L       CAP     CAP   EQUITY  GROWTH
                         --------- ------ ------- ------------- ------- ------- ------- -------
Accumulation unit value
 as of:
  Start Date***.........  10.000   10.000 10.000     10.000      10.000  10.000  10.000 10.000
  12/31/94..............     N/A      N/A    N/A        N/A         N/A     N/A     N/A    N/A
  12/31/95..............     N/A      N/A    N/A        N/A       9.665  10.913     N/A    N/A
  12/31/96..............     N/A      N/A    N/A        N/A      14.076  14.312     N/A    N/A
  12/31/97..............  11.571    8.384 10.067      9.191      18.098  14.011   9.601 13.183
Number of units
 outstanding as of:
  12/31/94..............     N/A      N/A    N/A        N/A         N/A     N/A     N/A    N/A
  12/31/95..............     N/A      N/A    N/A        N/A      21,864   4,237     N/A    N/A
  12/31/96..............     N/A      N/A    N/A        N/A     110,551  80,108     N/A    N/A
  12/31/97..............   7,407    7,004 20,688     24,827     275,517 149,792 106,212 48,791

*** Date of commencement of operations for Stein Roe Special Venture was 3/31/97; for Strong International Stock was 3/31/97; for Strong Schafer Value was 10/13/97; for T. Rowe Price International was 10/13/97; for Montgomery Emerging Markets was 2/5/96; for Wanger U.S. Small Cap was 9/20/95; for Wanger International Small Cap was 9/18/95; for Warburg Pincus International Equity was 3/31/97; and for Warburg Pincus Small Company Growth was 3/31/97.

FINANCIAL STATEMENTS

The audited statutory-basis financial statements of the Company and the financial statements of the Separate Account (as well as the Independent Auditors' Reports thereon) are contained in the Statement of Additional Information.

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of Federated's Prime Money Portfolio, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

When advertising performance of the Subaccounts, the Company will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the Securities and Exchange Commission ("SEC"), is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods, including Total Return Year-to-Date ("YTD") with respect to certain periods. The Company may also show actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the actual Total Return and the actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the actual Total Return and actual Average Annual Total Return also reflect these expenses. These percentages, however, do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. They do not include the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Annual Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

The Company may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Federated Prime Money Market for which the Company advertises yield, the Company shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service which ranks mutual funds and other investment companies by overall performance, investment objectives and assets. Performance may also be tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

THE COMPANY AND THE SEPARATE ACCOUNT

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

The Company is a stock life insurance company incorporated under the laws of Missouri on August 6, 1920. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in all states except for New York, as well as the District of Columbia and Puerto Rico. As of December 31, 1997, the Company had assets of approximately $11 billion. The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V

The Separate Account was established by the Company as a separate account under the laws of Missouri on February 14, 1992, pursuant to a resolution of the Company's Board of Directors. The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

The Separate Account has dedicated 17 Subaccounts to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at the discretion of the Company. The Separate Account also includes other subaccounts which are not available under the Contract.

ENDEAVOR SERIES TRUST (ADVISED BY ENDEAVOR INVESTMENT ADVISERS)

Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is organized as a Massachusetts business trust and is registered under the 1940 Act. The Fund currently issues shares of eleven portfolios, of which the T. Rowe Price International Stock Portfolio, the Dreyfus Small Cap Value Portfolio, and the Endeavor Enhanced Index Portfolio are available as part of the Advisor's Edge. Endeavor Investment Advisers serves as the Fund's investment adviser. Rowe Price-Fleming International, Inc. serves as the subadviser to the T. Rowe Price International Stock Portfolio. The Dreyfus Corporation serves as the subadviser to the Dreyfus Small Cap Value Portfolio. J.P. Morgan Investment Management Inc. serves as the subadviser to the Endeavor Enhanced Index Portfolio.

THE FEDERATED INSURANCE SERIES (ADVISED BY FEDERATED ADVISERS)

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of eight investment portfolios, five of which are available as part of the Advisor's Edge: Federated American Leaders Portfolio, the Federated Utility Portfolio, the Federated Prime Money Portfolio, the Federated U.S. Government Securities Portfolio and the Federated High Income Bond Portfolio. Federated Advisers serves as this Fund's investment adviser.

THE MONTGOMERY FUNDS III (ADVISED BY MONTGOMERY ASSET MANAGEMENT, LLC)

The Montgomery Funds III, an open-end management investment company, was organized as a Delaware business trust in 1994 and is registered under the 1940 Act. The Fund consists of three professionally managed investment portfolios, two of which are available as part of the Advisor's Edge: the Montgomery Growth Portfolio and the Montgomery Emerging Markets Portfolio. Montgomery Asset Management, LLC ("MAM") was organized as a Delaware limited liability company in 1997 and is the Fund's investment advisor. On July 31, 1997, Montgomery Asset Management, L.P., formed in 1990, completed the sale of substantially all of its assets to MAM.

STEINROE VARIABLE INVESTMENT TRUST (ADVISED BY STEIN ROE & FARNHAM
INCORPORATED)

The SteinRoe Variable Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund currently consists of five investment portfolios, including the Stein Roe Special Venture Portfolio, which is the only portfolio available as part of the Advisor's Edge. Stein Roe & Farnham Incorporated serves as the Fund's investment adviser.

STRONG VARIABLE INSURANCE FUNDS, INC. (ADVISED BY STRONG CAPITAL MANAGEMENT,
INC.)

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and is registered under the 1940 Act. The two series issued by the Fund are available as part of the Advisor's Edge: the Strong International Stock Portfolio and the Strong Schafer Value Portfolio. Strong Capital Management, Inc. serves as the Fund's investment adviser. Schafer Capital Management serves as the subadviser to the Strong Schafer Value Portfolio.

WANGER ADVISORS TRUST (ADVISED BY WANGER ASSET MANAGEMENT, L.P.)

Wanger Advisors Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1994 and is registered under the 1940 Act. The Fund consists of two series available as part of the Advisor's Edge: the Wanger U.S. Small Cap Advisor Portfolio and the Wanger International Small Cap Advisor Portfolio. Wanger Asset Management, L.P., a limited partnership managed by its general partner, Wanger Asset Management, Ltd., serves as this Fund's investment adviser.

WARBURG PINCUS TRUST (ADVISED BY WARBURG PINCUS ASSET MANAGEMENT, INC.)

Warburg Pincus Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1995 and is registered under the 1940 Act. The Fund currently offers four investment portfolios, two of which are available as part of the Advisor's Edge: the Warburg Pincus International Equity Portfolio and the Warburg Pincus Small Company Growth Portfolio. Warburg Pincus Asset Management, Inc. serves as the Fund's investment adviser.

THE PORTFOLIOS (SEE ACCOMPANYING PROSPECTUSES)

For more information concerning the risks associated with each Portfolio's investments, please refer to the applicable underlying Fund prospectus.

DREYFUS SMALL CAP VALUE PORTFOLIO ("DREYFUS SMALL CAP VALUE PORTFOLIO")

The investment objective of the Dreyfus Small Cap Value Portfolio (formerly known as the Value Small Cap Portfolio) is capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $750 million, provided that under normal market conditions at least 75% of the Portfolio's investments will be in equity securities of companies with capitalizations at the time of purchase between $150 million and $1.5 billion.

ENDEAVOR ENHANCED INDEX PORTFOLIO ("ENDEAVOR ENHANCED INDEX PORTFOLIO")

The investment objective of the Endeavor Enhanced Index Portfolio is to earn a return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) ("S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index.

FEDERATED AMERICAN LEADERS FUND II ("FEDERATED AMERICAN LEADERS PORTFOLIO")

The primary investment objective of the Federated American Leaders Portfolio is to achieve long-term growth of capital. The Portfolio's secondary objective is to provide income. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. This Portfolio was formerly known as the Federated Equity Growth & Income Portfolio.

FEDERATED UTILITY FUND II ("FEDERATED UTILITY PORTFOLIO")

The investment objective of the Federated Utility Portfolio is to achieve high current income and moderate capital appreciation. The Portfolio endeavors to achieve its objective by investing primarily in a professional managed and diversified portfolio of equity and debt securities of utility companies.

FEDERATED PRIME MONEY FUND II ("FEDERATED PRIME MONEY PORTFOLIO")

The investment objective of the Federated Prime Money Portfolio is to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II ("FEDERATED U.S. GOVERNMENT SECURITIES PORTFOLIO")

The investment objective of the Federated U.S. Government Securities Portfolio is to provide current income. Under normal circumstances, the Portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. This Portfolio was formerly known as the Federated U.S. Government Bond Portfolio.

FEDERATED HIGH INCOME BOND FUND II ("FEDERATED HIGH INCOME BOND PORTFOLIO")

The investment objective of the Federated High Income Bond Portfolio is to seek high current income. The Portfolio endeavors to achieve its investment objective by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk-bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. This Portfolio was formerly known as the Federated Corporate Bond Portfolio.

MONTGOMERY VARIABLE SERIES: GROWTH FUND ("MONTGOMERY GROWTH PORTFOLIO")

The investment objective of the Montgomery Growth Portfolio is capital appreciation, which, under normal conditions it seeks by investing at least 65% of its total assets in the equity securities of domestic companies. The Portfolio emphasizes investments in common stocks but also invests in other types of equity securities. In addition to capital appreciation, the Portfolio emphasizes value.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND ("MONTGOMERY EMERGING MARKETS PORTFOLIO")

The investment objective of the Montgomery Emerging Markets Portfolio is capital appreciation, which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the Portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing. The Portfolio invests primarily in common stock but may also invest in other types of equity securities, and in certain types of debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

STEIN ROE SPECIAL VENTURE FUND, VARIABLE SERIES ("STEIN ROE SPECIAL VENTURE PORTFOLIO")

The investment objective of the Stein Roe Special Venture Portfolio is to achieve growth of capital. This Portfolio seeks to achieve its investment objective by investing primarily in common stocks, securities convertible into common stocks and securities having common stock characteristics, including rights and warrants, selected primarily for prospective capital growth. The Portfolio invests in both domestic and foreign companies.

STRONG INTERNATIONAL STOCK FUND II ("STRONG INTERNATIONAL STOCK PORTFOLIO")

The investment objective of the Strong International Stock Portfolio is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of issuers located outside the United States. This Portfolio will invest at least 65% of its total assets in foreign equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, that are issued by companies whose principal headquarters are located outside the United States. Under normal market conditions, this Portfolio expects to invest at least 90% of its net assets in foreign equity securities. This Portfolio will normally invest in securities of issuers located in at least three different countries.

STRONG SCHAFER VALUE FUND II ("STRONG SCHAFER VALUE PORTFOLIO")

The primary objective of the Strong Schafer Value Portfolio is long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in stocks that offer attractive growth potential but which, for a variety of reasons, are either undervalued or have gone unnoticed by the market. The Fund is managed with a long-term perspective, and stocks are typically held for two or more years, giving the Fund the ability to take full advantage of a company's growth potential.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ("T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO")

The investment objective of the T. Rowe Price International Stock Portfolio is long-term growth of capital through investments primarily in common stocks and other equity-related securities of established non-U.S. companies.

WANGER U.S. SMALL CAP ADVISOR ("WANGER U.S. SMALL CAP ADVISOR PORTFOLIO")

The investment objective of the Wanger U.S. Small Cap Advisor Portfolio is to seek long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium size United States companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

WANGER INTERNATIONAL SMALL CAP ADVISOR ("WANGER INTERNATIONAL SMALL CAP ADVISOR PORTFOLIO")

The investment objective of the Wanger International Small Cap Advisor Portfolio is to seek long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium size foreign companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

WARBURG PINCUS INTERNATIONAL EQUITY PORTFOLIO ("WARBURG PINCUS INTERNATIONAL EQUITY PORTFOLIO")

The investment objective of the Warburg Pincus International Equity Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies, wherever organized, that in the judgment of the Portfolio's adviser, have their principal business activities and interests outside of the United States. This Portfolio will ordinarily invest substantially all its assets--but no less than 65% of its total assets--in common stocks, warrants and securities convertible into or exchangeable for common stocks. Generally this Portfolio will hold no less than 65% of its total assets in at least three countries other than the United States. Investment may be made in equity securities of companies of any size, whether traded on or off a national securities exchange.

WARBURG PINCUS SMALL COMPANY GROWTH PORTFOLIO ("WARBURG PINCUS SMALL COMPANY GROWTH PORTFOLIO")

The investment objective of the Warburg Pincus Small Company Growth Portfolio is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities of small-sized domestic companies. This Portfolio will ordinarily invest at least 65% of its total assets in common stocks or warrants of small companies that present attractive opportunities for capital growth. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of January 31, 1998, the Russell 2000 Index included companies with market capitalizations between $23.7 million and $2.7 billion.) It is anticipated that this Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. This Portfolio's investment will be made on the basis of equity characteristics and securities ratings generally will not be a factor in the selection process.

OTHER PORTFOLIO INFORMATION

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services, total expenses and charges can be found in the current prospectuses for the corresponding Funds. THE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF NET PURCHASE PAYMENTS TO A PORTFOLIO.

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company as well as other insurance companies or to a person or plan, including a pension or retirement plan receiving favorable tax treatment under the Code, that qualifies to purchase shares of the Funds under Section 817(h) of the Code. Although we believe it is unlikely, a material conflict could arise among the interests of the Separate Account and one or more of the other participating separate accounts and other qualified persons or plans. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds if required by law, to resolve the matter.

                               CONTRACT FEATURES

The rights and benefits under the Contract are described below; however, the description of the Contract contained in this Prospectus is qualified in its entirety by the Contract itself, including any endorsements to it, a copy of which is available from the Company. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

CONTRACT PURCHASE AND PURCHASE PAYMENTS

If you wish to purchase a Contract, you should consult your advisor, who will provide the necessary information to the Company in a customer order form and forward the initial Purchase Payment to such address as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of the initial Purchase Payment (rather than through the mail), he or she must do so at our Administrative Offices at 400 West Market Street, Louisville, KY 40202. The initial Purchase Payment for a Non-Qualified Contract must be equal to at least the $5,000 minimum investment requirement. The Initial Purchase Payment for a Qualified Contract must be equal to at least $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction).

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within two Business Days after receipt of the customer order form and the initial Purchase Payment in good order. The Company reserves the right to reject any customer order form or initial Purchase Payment. The Company will then mail the

Contract to you along with a Contract acknowledgement form, which you should complete, sign and return in accordance with its instructions. Please note that until the Company receives the acknowledgement form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If the initial Purchase Payment cannot be credited because the customer order form is incomplete, we will contact the applicant, explain the reason for the delay and refund the initial Purchase Payment within five Business Days, unless the applicant instructs us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled.

You may make Additional Purchase Payments at any time before the Annuity Date, as long as the Annuitant is living. Additional Purchase Payments must be for at least $500 for Non-Qualified Contracts, or $50 for Qualified Contracts. Additional Purchase Payments received prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are credited to the Accumulated Value at the close of business that same day. Additional Purchase Payments received after the close of the New York Stock Exchange are processed the next Business Day.

Total Purchase Payments may not exceed $1,000,000 without our prior approval.

The Company reserves the right to refuse to issue this Contract in cases involving an exchange for another Contract. In cases where a Contract Owner or former Contract Owner requests the Company to reverse a surrender or withdrawal transaction, whether full or partial, the Company reserves the right to refuse such requests or grant such requests on condition that the Contracts' Accumulated Value be adjusted to reflect appropriate investment results, administrative costs or loss of interest during the relevant period.

PURCHASING BY WIRE

For wiring instructions please contact our Administrative Offices at 1-800-797-9177.

RIGHT TO CANCEL PERIOD

A Right to Cancel Period exists for a minimum of 10 days after you receive the Contract (30 or more days in some instances as set forth in your Contract) plus a 5 day grace period to allow for mail delivery. The Contract permits you to cancel the Contract during the Right to Cancel Period by returning the Contract to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232 or to the agent from whom you purchased the Contract. Upon cancellation, the Contract is treated as void from the Contract Date and when we receive the Contract, (1) if the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in the Federated Prime Money Portfolio, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested,
(2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase Payment(s) so invested.

ALLOCATION OF PURCHASE PAYMENTS

You instruct your advisor how your Net Purchase Payments will be allocated. You may allocate each Net Purchase Payment to one or more of the Portfolios or General Account Guaranteed Options as long as such portions are whole number percentages provided that each allocation to a General Account Guaranteed Option is at least $1,000 and that no Portfolio or General Account Guaranteed Option may contain a balance of less than $250 and $1,000, respectively (except the Dollar Cost Averaging Fixed Account Option). You may choose not to allocate any monies to a particular Portfolio. You may change allocation instructions for future Net Purchase Payments by sending us the appropriate Company form or by complying with other designated Company procedures. The General Account Guaranteed Options are available for sale in most, but not all, states.

If the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Federated Prime Money Portfolio until the expiration of the Right to Cancel Period of 10 to 30 days (plus a five day grace period to allow for mail delivery) or more in some instances as specified in your Contract after the issuance of your Contract and then invested according to your initial allocation instructions (except that any accrued interest will remain in the Federated Prime Money Portfolio if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options. (Please note that immediate investment is not applicable to amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that this immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.)

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange Accumulated Value among the Portfolios of the Funds and, as permitted, the General Account Guaranteed Options. Requests for Exchanges, received by mail or by telephone, prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are processed at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day. If you experience difficulty in making a telephone Exchange, your Exchange request may be made by regular or express mail. It will be processed on the date received.

To take advantage of the privilege of initiating transactions by telephone, you must first elect the privilege by completing the appropriate section of the Contract acknowledgement form, which you will receive with your Contract. You may also complete a separate telephone authorization form at a later date. To take advantage of the privilege of authorizing a third party to initiate transactions by telephone, you must first complete a third party authorization form or the appropriate section of the Contract acknowledgement form.

The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Prior to the acceptance of any request, a customer service representative will ask the caller for his or her Contract number and social security number. In addition, telephone communications from a third party authorized to transact in an account will undergo reasonable procedures to confirm that instructions are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the social security number of the Contract Owner. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a customer service representative will be verified with the Contract Owner through a written confirmation statement. Neither the Company nor the Funds shall be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

For information concerning Exchanges to and from the General Account Guaranteed Options, see "The General Account," at Appendix A.

DOLLAR COST AVERAGING OPTIONS

DOLLAR COST AVERAGING MONEY MARKET OPTION

If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you may choose to have a specified dollar amount transferred from this Portfolio to other Portfolios in the Separate Account or to the General Account Guaranteed Options on a monthly basis. The main objective of Dollar Cost Averaging is to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio or General Account Guaranteed Option is $250. The maximum amount which may be transferred is equal to the Accumulated Value in the Federated Prime Money Portfolio when elected, divided by 12.

The transfer date will be the same calendar day each month as the Contract Date. The dollar amount will be allocated to the Portfolios in the proportions you specify on the appropriate Company form, or, if none are specified, in accordance with your original investment allocation. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending the appropriate Company form to our Administrative Offices which must be received at least seven days before the next transfer date.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

For information about the Dollar Cost Averaging Fixed Account Option, see Appendix A.

ACCUMULATED VALUE

At the commencement of the Contract, the Accumulated Value equals the initial Net Purchase Payment. Thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day increased by: (i) any additional Net Purchase Payments received by the Company and (ii) any increase in the Accumulated Value due to investment results of the selected Portfolio(s) and the interest credited to the General Account Guaranteed Options during the Valuation Period: and reduced by: (i) any decrease in the Accumulated Value due to investment results of the selected Portfolio(s), (ii) a daily charge to cover the mortality and expense risks assumed by the Company, (iii) any charge to cover the cost of administering the Contract, (iv) any partial withdrawals,
(v) any Market Value Adjustment or other deduction due to early Exchanges from the Guaranteed Rate Options and, if exercised by the Company, (vi) any charges for any Exchanges made after the first 12 in any Contract Year.

CHARGES AND DEDUCTIONS

There are no sales charges for the Contracts (although certain charges or restrictions may apply to your Contract's General Account Guaranteed Options).

MORTALITY AND EXPENSE RISK CHARGE

We impose a charge as compensation for bearing certain mortality and expense risks under the Contracts. The annual charge is assessed daily based on the net asset value of the Separate Account. The annual mortality and expense risk charge is .50% of the net asset value of the Separate Account.

We guarantee that this annual charge will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on us. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus and will be used for any lawful purpose, including any shortfall on the costs of distributing the Contracts.

The mortality risk borne by us under the Contracts, where one of the life Annuity Payment Options is selected, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a Death Benefit in the event the Annuitant dies prior to the Annuity Date.

The expense risk borne by us under the Contracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE CHARGE AND ANNUAL CONTRACT FEE

An administrative charge equal to .15% annually of the net asset value of the Separate Account is assessed daily along with the Annual Contract Fee of $30. The Annual Contract Fee is deducted proportionately from the Subaccounts. For any Contract with amounts allocated to the Subaccounts, the $30 fee is assessed per Contract, not per Portfolio chosen. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.

EXCHANGE FEE

Each Contract Year you may make an unlimited number of Exchanges between Portfolios and/or General Account Guaranteed Options, provided that after an Exchange no Portfolio or General Account Guaranteed Option may contain a balance less than $250 or $1,000, respectively (except the Dollar Cost Averaging Fixed Account Option). No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

TAXES

We will, where such taxes are imposed on the Company by state law, deduct Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments in accordance with applicable law.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and additional Purchase Payments on Non-Qualified Contracts:

                                                          PERCENTAGE
                                                          ----------
             South Dakota................................   1.25%

In addition, a number of states currently impose Premium Taxes at the time an Annuity Payment Option (other than a Lump Sum Payment Option) is selected. As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
                                                             --------- ---------
California..................................................      .50%     2.35%
District of Columbia........................................     2.25%     2.25%
Kentucky....................................................     2.00%     2.00%
Maine.......................................................        0%     2.00%
Nevada......................................................        0%     3.50%
West Virginia...............................................     1.00%     1.00%
Wyoming.....................................................        0%     1.00%

Under present laws, the Company will incur state or local taxes (in addition to the Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Considerations," page 26.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

PORTFOLIO EXPENSES

The value of the assets in the Separate Account reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this Prospectus and in each Fund's Prospectus and Statement of Additional Information.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, and certain of their affiliates are permitted to purchase Contracts with substantial reduction of administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.

In no event will reduction or elimination of fees or charges or waiver or modification of transaction or balance requirements be permitted where such reduction, elimination, waiver or modification will be unfairly discriminatory to any person. Additional information about reductions in charges is contained in the Statement of Additional Information.

MINIMUM BALANCE REQUIREMENT

We will transfer the balance in any Portfolio that falls below $250 (or $1,000 in the case of any General Account Guaranteed Option balance, except the Dollar Cost Averaging Fixed Account Option), due to a partial withdrawal or Exchange, to the remaining Portfolios held under that Contract on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. We will not exercise this right with respect to Qualified Contracts.

                     DISTRIBUTIONS UNDER THE CONTRACT

FULL AND PARTIAL WITHDRAWALS

At any time before the Annuity Date and while the Annuitant is living, you may make a partial or full withdrawal of the Contract to receive all or part of the Surrender Value by sending a written request to our Administrative Offices. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $500. The amount available for full or partial withdrawal is the Surrender Value at the end of the Valuation Period during which the written request for withdrawal is received. The Surrender Value is an amount equal to the Accumulated Value, adjusted to reflect any applicable Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Index Rate Option, less any amount allocated to the Guaranteed Equity Option less any Premium Taxes incurred but not yet deducted. The withdrawal amount may be paid in a lump sum to you, or if elected, all or any part may be paid out under an Annuity Payment Option. (See "Annuity Payment Options," page 23.)

You can make a withdrawal by sending the appropriate Company form to our Administrative Offices. You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Your proceeds will normally be processed and mailed to you within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances. (See "Deferment of Payment," page 26.)

Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. For federal income tax purposes, however, partial withdrawals are generally taken out of earnings first and then purchase payments. (See "Federal Tax Considerations," page 26.)

Payments under the Contract of any amounts derived from premiums paid by check may be delayed until the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 26.)

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Net Purchase Payments made.

LUMP SUM PAYMENT OPTION

You may surrender the Contract at any time while the Annuitant is living and before the Annuity Date. The Surrender Value is equal to the Accumulated Value, adjusted for any Market Value Adjustment or other deductions applicable to amounts allocated to a General Account Guaranteed Option, less any amount allocated to the Guaranteed Equity Option, less any Premium Taxes incurred but not yet deducted.

SYSTEMATIC WITHDRAWAL OPTION

You may choose to have a specified dollar amount provided to you on a regular basis from the portion of your Contract's Accumulated Value that is allocated to the Portfolios. By electing the Systematic Withdrawal Option, withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. The minimum amount for each withdrawal is $100.

This option may be elected by completing the Systematic Withdrawal Request Form. This form must be received by us at least 30 days prior to the date systematic withdrawals will begin. Each withdrawal will be processed on the day and at the frequency indicated on the Systematic Withdrawal Request Form. The start date for the systematic withdrawals must be between the first and twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

Like any other partial withdrawal, each systematic withdrawal is subject to taxes on earnings. If the owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of the systematic withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 26.) You may wish to consult a tax advisor regarding any tax consequences that might result prior to electing the Systematic Withdrawal Option.

We reserve the right to discontinue offering the Systematic Withdrawal Option upon 30 days' written notice. We also reserve the right to charge a fee for such service.

ANNUITY DATE

You may specify an Annuity Date, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Annuitant's Beneficiary prior to that date.

You may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approval, deferred to a date beyond the first day of the month after the Annuitant's 85th birthday. The Annuity Date may only be changed by written request during the Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and the Annuity Payment options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

ANNUITY PAYMENT OPTIONS

All Annuity Payment Options (except for the Designated Period Annuity Option) are offered as "Variable Annuity Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios you have chosen. All Annuity Payment Options are also offered as "Fixed Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. The following Annuity Payment Options are available under the Contract:

Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

Life Annuity with Period Certain--Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

Installment or Unit Refund Life Annuity--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Annuity Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the first Annuity Payment.

Designated Period Annuity--Only available as a Fixed Annuity Option. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

Before the Annuity Date and while the Annuitant is living, you may change the Annuity Payment Option by written request. The request for change must be made at least 30 days prior to the Annuity Date and is subject to the approval of the Company. If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment will generally be greater.

All or part of the Accumulated Value may be placed under one or more Annuity Payment Options. If Annuity Payments are to be paid under more than one option, the Company must be told what part of the Accumulated Value is to be paid under each option.

If at the time of any Annuity Payment you have not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portions of such Annuity Payment and remit that amount to the federal government.

In the event that an Annuity Payment Option is not selected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be applied under a Variable Annuity Option based on the performance of that Portfolio. Subject to approval by the Company, you may select any other Annuity Payment Option then being offered by the Company. All Fixed Annuity Payments and the initial Variable Annuity Payment are guaranteed to be not less than as provided by the Annuity Tables and the Annuity Payment Option elected by the Contract Owner. The minimum payment, however, is $100. If the Accumulated Value is less than $5,000, or less than $2,000 for Texas Contract Owners, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; or (2) any other than a natural person, except with the consent of the Company.

We may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. Only one Variable Annuity Option may be chosen from among those made available by the Company for each Portfolio. The Annuity Tables, which are contained in the Contract and are used to calculate the value of the initial Variable Annuity Payment, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

After the Annuity Date, you may change the Portfolio funding the Variable Annuity Payments on the appropriate Company form or by calling our Administrative Offices at 1-800-797-9177.

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's current address of record.

DEATH BENEFIT

Generally, federal tax law requires that if any Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the Primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

DEATH OF ANNUITANT BEFORE ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Annuitant's Beneficiary to make the payment. The Annuitant's Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

The Death Benefit is the greater of:

  (1) The Accumulated Value on the date we receive due Proof of Death; or

  (2) The Adjusted Death Benefit.

During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

DEATH OF ANNUITANT ON OR AFTER ANNUITY DATE

The Death Benefit, if any, payable if the Annuitant dies on or after the Annuity Date depends on the Annuity Payment Option selected. Upon the Annuitant's death, the remaining portion of the value of the Contract will be distributed to the Annuitant's Beneficiary at least as rapidly as under the method of distribution being used on the date of the Annuitant's death.

DESIGNATION OF AN ANNUITANT'S BENEFICIARY

The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant is living, the Contract Owner may change the Annuitant's Beneficiary by sending us the appropriate Company form. Such change will take effect on the date such form is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowledges such form. You may also make the designation of Annuitant's Beneficiary irrevocable by sending us the appropriate Company form and obtaining approval from the Company. Changes in the Annuitant's Beneficiary may then be made only with the consent of the designated irrevocable Annuitant's Beneficiary.

If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions.

  (a) If there is more than one Annuitant's Beneficiary, each will share in the Death Benefits equally;

  (b) If one or two or more Annuitant's Beneficiaries have already died, that share of the Death Benefit will be paid equally to the survivor(s);

  (c) If no Annuitant's Beneficiary is living, the proceeds will be paid to the Contract Owner;

  (d) If an Annuitant's Beneficiary dies at the same time as the Annuitant, the proceeds will be paid as though the Annuitant's Beneficiary had died first. If an Annuitant's Beneficiary dies with 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Annuitant's Beneficiary had died first.

If an Annuitant's Beneficiary who is receiving Annuity Payments dies, any remaining payments certain will be paid to that Annuitant's Beneficiary's named beneficiary(ies) when due. If no Annuitant's Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate. If a Life Annuity with Period Certain option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid to the Annuitant's Beneficiary or your designated Payee.

DEATH OF CONTRACT OWNER

DEATH OF CONTRACT OWNER BEFORE ANNUITY DATE. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies before the Annuity Date, the entire value of the Contract must be distributed within five years of the date of death. First exception: If the entire interest is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid as an annuity over his or her life or over a period certain not to exceed his or her life expectancy as long as the payments begin within one year of the date of death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person named by the Owner as a beneficiary and who becomes Owner of the Contract upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Annuitant's Beneficiary is entitled to the Death Benefit. In this regard, see "Death of Annuitant Before Annuity Date," page 25.

DEATH OF CONTRACT OWNER ON OR AFTER ANNUITY DATE. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies on or after the Annuity Date, the remaining portions of the value of the Contract must be distributed at least as rapidly as under the method of distribution being used on the date of death.

NON-NATURAL PERSON AS CONTRACT OWNER. Where the Contract Owner is not a natural person, the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Code defines a primary Annuitant as the individual who is of primary importance in affecting the timing or the amount of payout under a Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the primary Annuitant is also treated as the death of the Contract Owner for purposes of federal tax law.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum Death Benefit due from the Separate Account will occur within seven days from the date the election becomes effective except that the Company may be permitted to defer such payment if:
(1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Contract Owners.

As to amounts allocated to the General Account, we may, at any time, defer payment of the Surrender Value for up to six months after we receive a request for it. We will allow interest of at least 4% annually on any Surrender Value payment derived from the General Account that we defer 30 days or more.

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment return on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, Annuitant or Annuitant's Beneficiary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws, the Treasury regulations or the current interpretations by the Internal Revenue Service. We reserve the right to make uniform changes in the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

TAXATION OF ANNUITIES IN GENERAL

GENERAL RULE OF TAX DEFERRAL

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Annuity Contracts Owned by Non-Natural Persons," page 28 and "Diversification Standards," page 29.)

TAXATION OF FULL OR PARTIAL WITHDRAWALS

Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract," as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all Purchase Payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Generally, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then investment in the Contract.

TAXATION OF ANNUITY PAYMENTS

For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after tax contributions, the Contract Owner is entitled to exclude the portion of each withdrawal or annuity payment constituting a return of after tax contributions. Once all of your after tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after tax contributions you have made, you will need to make the computation in the preparation of your federal income tax return.

TAX WITHHOLDING

Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to non-resident aliens at a 30% flat rate unless an exemption from withholding applies under the applicable tax treaty.

PENALTY TAXES

With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals (i) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, the death of the Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts; (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7);
(iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from a qualified plan (note, however, other penalties may apply); (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract as defined in Section 72(u)(4); (vii) allocable to the investment in the contract prior to August 14, 1982; or
(viii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions as well as to certain contributions and other transactions under Qualified Contracts.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. The tax penalty may also not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Code used to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where the Contract is held by a non-natural person (for example, a corporation), the Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Qualified Contract, and the beneficial owners are employees, then the Qualified Contract is not treated as being held by a non-natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased by an employer on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity, as defined under
Section 72(u)(4) of the Code.

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined under Section 72(u)(4) of the Code. Accordingly, a Contract Owner should consult a tax advisor before purchasing more than one Contract or other annuity contracts.

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The investment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or former spouses incident to a divorce which are governed by Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership of a Contract, a collateral assignment or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax advisor with respect to the potential tax effects of such a transaction.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

DIVERSIFICATION STANDARDS

To comply with certain diversification regulations (the "Regulations") under Code Section 817(h), after a start up period, each Subaccount of the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of each Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolios in which each such Subaccount invests. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or ruling are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Account.

We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

403(B) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in this Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are also allowed if the Contract Owner can show "hardship," as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 26.)

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 26.)

The Company believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. The Company further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

LOANS UNDER 403(B) CONTRACTS

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date the current loan is made. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, the Company will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options--except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan--however, the interest rate credited will never be less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that the Company receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first Business Day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, the Company will bill you for any accrued interest. The Company will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

The Company may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since the Company has no information concerning the outstanding loans that you may have with other companies, if will only use the information available under Contracts issued by the Company.

                              GENERAL INFORMATION

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds, or of another registered, open-end management investment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

New Portfolios may be established at the discretion of the Company. Any new Portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

VOTING RIGHTS

The Funds do not hold regular meetings of shareholders. The Directors/Trustees of each Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of each Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Fund shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

Prior to the Annuity Date, a Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the corresponding Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by such Fund.

YEAR 2000 MATTERS

In March 1997, the Company adopted and currently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process that ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. The Company has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) to develop an inventory of all applications; (2) to evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) to estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) to define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

As of the date of this Prospectus, the Company has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failures to act) of third parties beyond its knowledge or control.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

LEGAL MATTERS

Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Missouri law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Gregory E. Miller-Breetz, Esquire, on behalf of the Company.

         TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY

                                  AND FOR THE

                          DIMENSIONAL VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
THE CONTRACT..............................................................   2
  Computation of Variable Annuity Income Payments.........................   2
  Exchanges...............................................................   3
  Exceptions to Charges and to Transaction or Balance Requirements........   3
GENERAL MATTERS...........................................................   3
  Non-Participating.......................................................   3
  Misstatement of Age or Sex..............................................   3
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   5
  Federated Prime Money and Money Market Portfolio Yields.................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   5
  Standardized Average Annual Total Return for Subaccounts................   5
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   8
  Non-Standardized One Year Return........................................   9
  Non-Standardized Hypothetical Total Return and Non-Standardized
   Hypothetical Average Annual Total Return...............................   9
  Individualized Computer Generated Illustrations.........................  10
PERFORMANCE COMPARISONS...................................................  10
SAFEKEEPING OF ACCOUNT ASSETS.............................................  12
THE COMPANY...............................................................  12
STATE REGULATION..........................................................  12
RECORDS AND REPORTS.......................................................  13
DISTRIBUTION OF THE CONTRACTS.............................................  13
LEGAL PROCEEDINGS.........................................................  13
OTHER INFORMATION.........................................................  13
FINANCIAL STATEMENTS......................................................  13
  Audited Financial Statements............................................  13

                                  APPENDIX A

THE GENERAL ACCOUNT

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the Company has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

Note: The following descriptions of the General Account Guaranteed Options apply to Contracts issued on or after March 31, 1997. Contract Holders with Contracts issued before that date should refer to the discussion of the General Account Guaranteed Options in the prospectus which preceded or accompanied their purchase of the Contract.

The General Account contains all of the assets of the Company other than those in the separate accounts we establish. The Company has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below:

                The Dollar Cost Averaging Fixed Account Option

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate the Company credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date your have at least $5,000 in the Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount transferred from this Account to any Portfolios in the Separate Account on a monthly basis. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and fewer units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If the Company receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If the Company receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Company form. If, on any transfer date, the

Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. The Company must receive notice of any change on the appropriate Company form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting the Company by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

The Company may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.

                        One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to the one-year guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each one-year guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to the Company by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. The Company currently expects to offer guarantee periods of two to ten years, inclusive but reserves the right to change such offerings in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                                  N X (B--E)
                                   12

where N=the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

  B=the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

  E=the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

  Accumulated Value = $108,000

     MVA Factor = 48 X (.08 - .07) = 4 X .01 = .04
                  12

      Adjustment = $108,000 x .04 = $4,320

                = $108,000 + $4,320 = $112,320 = Net amount of transfer or surrender

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

  Accumulated Value = $108,000

     MVA Factor = 48 X (.08 - .09) = 4 X -.01 = -.04
                  12

      Adjustment = $108,000 x -.04 = -$4,320

                = $108,000 - $4,320 = $103,680 = Net amount of transfer or surrender

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate the Company declares at the time of renewal. Such election may also be provided in writing to the Company before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Federated Money Market Portfolio.

                           Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option the Company will declare:
(a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, the Company will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit additional interest in an amount equal to the amount by which (x) exceeds (y), where (x) equals a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals the total amount of interest credited during the guarantee period.

The amount (x) in the preceding paragraph is equal to the amount allocated to the applicable guarantee period multiplied by the following factor:

                 PR x [(EV/SV)-1]

where PR = the Participation Rate;

   EV = the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

   SV = the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Company.)

THIS OPTION IS ILLIQUID FOR THE ENTIRE GUARANTEE PERIOD AND, ACCORDINGLY, DOES NOT PERMIT ANY EXCHANGES OR REALLOCATIONS OF ACCUMULATED VALUE TO THE SUBACCOUNTS OR OTHER GENERAL ACCOUNT GUARANTEED OPTIONS OR FULL OR PARTIAL WITHDRAWALS DURING SUCH GUARANTEE PERIOD. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation does not include dividends, if any, paid upon component stocks of the index nor reinvestment, if any, or such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by the Company no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to the Federated Prime Money Portfolio. This option may not be available at all times.

               DISCLAIMER REGARDING STANDARD & POOR'S 500 INDEX

The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Providian Life and Health Insurance Company is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Providian Life and Health Insurance Company or the GEO. S&P has no obligation to take the needs of Providian Life and Health Insurance Company or the Investors in the GEO into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of the issuance or sale of the GEO or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

        PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V
                                  PROSPECTUS
                                    FOR THE
                         DIMENSIONAL VARIABLE ANNUITY
                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                                P.O. BOX 32700
                          LOUISVILLE, KENTUCKY 40232

The Dimensional Variable Annuity contract (the "Contract"), offered through Providian Life and Health Insurance Company (the "Company", "us", "we" or "our"), provides a vehicle for investing on a tax-deferred basis in seven investment company Portfolios and our General Account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes.

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000. The minimum initial purchase payment for Qualified Contracts is $2,000 (or $50 monthly by payroll deduction). The Contract is a flexible-premium deferred variable annuity that provides for a Right to Cancel Period of 10 days (30 days or more in some instances) plus a 5 day grace period to allow for mail delivery during which you may cancel your investment in the Contract.

You may allocate your Net Purchase Payments for the Contract among seven Subaccounts of Providian Life and Health Insurance Company's Separate Account V and four fixed options available under the Company's General Account. Assets of each Subaccount are invested in one of the following Portfolios (which are contained within two open-end, diversified investment companies):

     .DFA SMALL VALUE PORTFOLIO                  .DFA SHORT-TERM FIXED
     .DFA LARGE VALUE PORTFOLIO                    PORTFOLIO
     .DFA INTERNATIONAL VALUE                    .DFA GLOBAL BOND PORTFOLIO
       PORTFOLIO                                 .FEDERATED PRIME MONEY FUND
     .DFA INTERNATIONAL SMALL                      II
       PORTFOLIO

Depending upon the state of issue and provisions of your Contract, your initial Net Purchase Payment(s) will, when your Contract is issued, either be
(i) invested in the Federated Prime Money Fund II during your Right to Cancel Period and/or invested immediately in your chosen Guaranteed Rate Options or
(ii) invested immediately in your chosen Portfolios and fixed options (other than the Guaranteed Equity Option).

The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk associated with the Portfolios. Investment results for your Contract are not guaranteed except to the extent you have allocated a portion of the Accumulated Value to the General Account.

The Contract offers a number of ways of withdrawing monies at a future date, including a lump sum payment and several Annuity Payment Options. You may make full or partial withdrawals of the Contract's Surrender Value at any time, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed and/or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

This Prospectus sets forth the information you should know before investing in the Contract. It must be accompanied by a current Prospectus for each Fund. Please read the Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by calling our Administrative Offices at 1-800-797- 9177. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATOR HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD BE UNLAWFUL TO MAKE AN OFFERING LIKE THIS. WE HAVE NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS ABOUT THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATIONS.

               The date of this Prospectus is May 1, 1998.

                                                                        FM-1206

                               TABLE OF CONTENTS

                                                                            PAGE
GLOSSARY...................................................................   3
HIGHLIGHTS.................................................................   6
FEE TABLE..................................................................   8
Condensed Financial Information............................................  10
Financial Statements.......................................................  10
Performance Measures.......................................................  10
Additional Performance Measures............................................  11
Yield and Effective Yield..................................................  11
The Company and the Separate Account.......................................  12
DFA Investment Dimensions Group Inc........................................  12
The Federated Insurance Series.............................................  12
The Portfolios.............................................................  13
CONTRACT FEATURES..........................................................  14
  Contract Purchase and Purchase Payments..................................  14
  Purchasing by Wire.......................................................  15
  Right to Cancel Period...................................................  15
  Allocation of Purchase Payments..........................................  15
  Exchanges Among the Portfolios...........................................  16
  Dollar Cost Averaging Options............................................  16
  Accumulated Value........................................................  17
  Charges and Deductions...................................................  17
  Minimum Balance Requirement..............................................  19
DISTRIBUTIONS UNDER THE CONTRACT...........................................  19
  Full and Partial Withdrawals.............................................  19
  Lump Sum Payment Option..................................................  19
  Systematic Withdrawal Option.............................................  19
  Annuity Date.............................................................  20
  Annuity Payment Options..................................................  20
  Death Benefit............................................................  21
  Deferment of Payment.....................................................  23
FEDERAL TAX CONSIDERATIONS.................................................  23
GENERAL INFORMATION........................................................  28
APPENDIX A--The General Account............................................ A-1

                                   GLOSSARY

Accumulation Unit - A measure of your ownership interest in the Contract prior to the Annuity Date.

Accumulation Unit Value - The value of each Accumulation Unit which is calculated each Valuation Period.

Accumulated Value - The value of all amounts accumulated under the Contract prior to the Annuity Date.

Adjusted Death Benefit - The sum of all Net Purchase Payments made during the first six Contract Years, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

Annual Contract Fee - The $30 annual fee charged by the Company to cover the cost of administering each Contract. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount.

Annuitant - The person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuitant's Beneficiary - The person(s) to whom any benefits are due upon the Annuitant's death prior to the Annuity Date.

Annuity Date - The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

Annuity Payment - One of a series of payments made under an Annuity Payment Option.

Annuity Payment Option - One of several ways in which withdrawals from the Contract may be made. Under a Fixed Annuity Option (see "Annuity Payment Options," page 20), the dollar amount of each Annuity Payment does not change over time. Under a Variable Annuity Option (see "Annuity Payment Options," page 20), the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose. Annuity Payments are based on the Contract's Accumulated Value as of 10 Business Days prior to the Annuity Date.

Annuity Unit - Unit of measure used to calculate Variable Annuity Payments (see "Annuity Payment Options," page 20).

Annuity Unit Value - The value of each Annuity Unit which is calculated each Valuation Period.

Business Day - A day when the New York Stock Exchange is open for trading.

Code - The Internal Revenue Code of 1986, as amended.

Company ("we", "us", "our") - Providian Life and Health Insurance Company, a Missouri stock company.

Contract Anniversary - Any anniversary of the Contract Date.

Contract Date - The date of issue of this Contract.

Contract Owner ("you", "your") - The person or persons designated as the Contract Owner in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, make permitted withdrawals and Exchanges among Subaccounts and Guaranteed Rate Options.

Contract Year - A period of 12 months starting with the Contract Date or any Contract Anniversary.

Death Benefit - The greater of the Contract's Accumulated Value on the date the Company receives due Proof of Death of the Annuitant or the Adjusted Death Benefit. If any portion of the Contract's Accumulated Value on the date we receive proof of the Annuitant's death is derived from the Multi-Year Guaranteed Rate Option, that portion of the Accumulated Value will be adjusted by a positive Market Value Adjustment Factor (see "Multi-Year Guaranteed Rate Option," at Appendix A), if applicable.

Exchange - One Exchange will be deemed to occur with each voluntary transfer from any Subaccount or General Account Guaranteed Option.

Funds - Each of (i) DFA Investment Dimensions Group Inc., and (ii) Federated Insurance Series (advised by Federated Advisers).

General Account - The account which contains all of our assets other than those held in our separate accounts.

General Account Guaranteed Option - Any of the following four General Account options offered by your Contract and to which you may allocate your Net Purchase Payments: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option. The General Account Guaranteed Options are available for sale in most, but not all, states. (See "The General Account," at Appendix A.)

Guaranteed Rate Options - The One-Year Guaranteed Rate Option and the Multi-Year Guaranteed Rate Option.

Market Value Adjustment Factor - The formula applied to the Accumulated Value in order to determine the net amount of any transfer or surrender under the Multi-Year Guaranteed Rate Option (see "Multi-Year Guaranteed Rate Option," at Appendix A).

Net Purchase Payment - Any Purchase Payment less the applicable Premium Tax, if any.

Non-Qualified Contract - Any Contract other than those described under the Qualified Contract reference in this Glossary.

Owner's Designated Beneficiary - The person to whom ownership of this Contract passes upon the Contract Owner's death, unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit. (Note: this transfer of ownership to the Owner's Designated Beneficiary will generally not be subject to probate, but will be subject to estate and inheritance taxes. Consult with your tax and estate adviser to be sure which rules will apply to you.)

Payee - The Contract Owner, Annuitant, Annuitant's Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Portfolio - A separate investment series of the Funds. The Funds currently offer seven Portfolios in the Dimensional Variable Annuity: the VA Small Value Portfolio (the "DFA Small Value Portfolio") the VA Large Value Portfolio (the "DFA Large Value Portfolio") (formerly, the DFA Global Value Portfolio), the VA International Value Portfolio (the "DFA International Value Portfolio"), the VA International Small Portfolio (the "DFA International Small Portfolio"), the VA Short-Term Fixed Portfolio (the "DFA Short-Term Fixed Portfolio") and the VA Global Bond Portfolio (the "DFA Global Bond Portfolio") of DFA Investment Dimensions Group Inc.; and the Federated Prime Money Fund II ("Federated Prime Money Portfolio") of Federated Insurance Series; (each, a "Portfolio" and collectively, the "Portfolios"). In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

Premium Tax - A regulatory tax that may be assessed by certain states on the Purchase Payments you make to this Contract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

Proof of Death - (a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof of death satisfactory to the Company.

Purchase Payment - Any premium payment. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); each additional Purchase Payment must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Qualified Contract - An annuity contract as defined under Sections 403(b), 408(b), and 408A of the Code.

Right to Cancel Period - The period during which the Contract can be canceled and treated as void from the Contract Date.

Separate Account - That portion of Providian Life and Health Insurance Company's Separate Account V dedicated to the Contract. The Separate Account consists of assets that are segregated by Providian Life and Health Insurance Company and, for Contract Owners, invested in the Portfolios. The Separate Account is independent of the general assets of the Company. The Separate Account invests in the portfolios.

Subaccount - That portion of the Separate Account that invests in shares of the Funds' Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked directly to the investment performance of one of the seven Portfolios.

Surrender Value - The Accumulated Value, adjusted to reflect any applicable Market Value Adjustment (see "Multi-Year Guaranteed Rate Option," at Appendix
A) for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option, less any Premium Taxes incurred but not yet deducted.

Valuation Period - The relative performance of your Contract is measured by the Accumulation Unit Value. This value is calculated each Valuation Period. A Valuation Period is defined as the period of time between the close of business on one Business Day and the close of business on the following Business Day.

                                  HIGHLIGHTS

YOU CAN FIND DEFINITIONS OF IMPORTANT TERMS IN THE GLOSSARY (PAGE 3).

DIMENSIONAL VARIABLE ANNUITY

The Contract provides a vehicle for investing on a tax-deferred basis in seven investment company Portfolios offered by the Funds and four General Account Guaranteed Options offered by the Company. You may subsequently withdraw monies from the Contract either as a lump sum or as annuity income as permitted under the Contract. Accumulated Values and Annuity Payments depend on the investment experience of the selected Portfolios and/or the guarantees of the General Account Guaranteed Options. The investment performance of the Portfolios is not guaranteed. Thus, you bear all investment risk for monies invested under the Contract except to the extent of the portion of your Accumulated Value allocated to the General Account. The General Account Guaranteed Options are available for sale in most, but not all, states.

WHO SHOULD INVEST

The Contract is designed for investors seeking long term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. The Contract is offered as both a Qualified Contract and a Non-Qualified Contract. Both Qualified and Non-Qualified Contracts offer tax-deferral on increases in the Contract's value prior to withdrawal or distribution; however, Purchase Payments made by Contract Owners of Qualified Contracts may be excludible or deductible from gross income in the year such payments are made, subject to certain statutory restrictions and limitations.
(See "Federal Tax Considerations," page 23).............................Page 23

INVESTMENT CHOICES

Your investment in the Contract may be allocated among seven Subaccounts of the Separate Account and/or the General Account Guaranteed Options. The Subaccounts in turn invest exclusively in the following seven Portfolios offered by the Funds: the DFA Small Value Portfolio, the DFA Large Value Portfolio, the DFA International Value Portfolio, the DFA International Small Portfolio, the DFA Short-Term Fixed Portfolio, the DFA Global Bond Portfolio, and the Federated Prime Money Portfolio. The assets of each Portfolio are separate, and each Portfolio has distinct investment objectives and policies as described in the corresponding Fund Prospectus. The General Account
Guaranteed Options are available for sale in most, but not all, states.....Page
13

CONTRACT OWNER

The Contract Owner is the person designated as the owner of the Contract in the Contract. The Contract Owner may designate any person as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, and make permitted withdrawals and Exchanges among the Subaccounts and General Account Guaranteed Options.

ANNUITANT

The Annuitant is a person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid. The Annuitant may not be older than age 75.

ANNUITANT'S BENEFICIARY

The Contract Owner may designate any person to receive benefits under the Contract which are payable upon the death of the Annuitant prior to the Annuity Date.

HOW TO INVEST

To invest in the Contract, please consult your advisor, who will provide the necessary information to us in a customer order form. You will need to select an Annuitant. The Annuitant may not be older than age 75. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts, and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); subsequent Purchase Payments must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. You may make subsequent Purchase Payments at any time before the Contract's Annuity Date, as long as the Annuitant specified in the Contract is living................................Page 14

ALLOCATION OF PURCHASE PAYMENTS

If the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Federated Prime Money Portfolio until the expiration of the Right to Cancel Period of 10 to 30 days, or more in some instances as specified in your contract when issued (plus a 5 day grace period to allow for mail delivery) and then invested according to your initial allocation instructions (except that any accrued interest will remain in the Federated Prime Money Portfolio if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options. (Please note that immediate investment is not applicable with respect to amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION, WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.) You must fill out and send us the appropriate form or comply with other designated Company procedures if you would like to change how subsequent Net Purchase
Payments are allocated.............................................Page 15

RIGHT TO CANCEL PERIOD

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day grace period to allow for mail delivery, during which you may cancel your investment in the Contract. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract. When we receive the Contract,
(1) if the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in Federated's Prime Money Portfolio, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, (2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase Payment(s) so invested...............................Page 15

EXCHANGES

You may make unlimited Exchanges among Portfolios or into the General Account Guaranteed Options, provided that you maintain a minimum balance of $250 in each Subaccount or $1,000 in each General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account), respectively, to which you have allocated a portion of your Accumulated Value. However, prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any allocation to any Subaccount or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) below $250 or $1,000, respectively, or that remaining amount will be transferred to your other Subaccounts or General Account Guaranteed Options on a pro rata basis. The Guaranteed Equity Option is illiquid for the entire guarantee period, and transfers from the Guaranteed Rate Options (where permitted) may be subject to additional limitations and charges. (See also "Charges and Deductions," page
17, and "The General Account," at Appendix A)......................Page 16

DEATH BENEFIT

If the Annuitant specified in your Contract dies prior to the Annuity Date, your named Annuitant's Beneficiary will receive the Death Benefit under the Contract. The Death Benefit is the greater of your Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit on the date we receive due proof of the Annuitant's death. During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-
year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken. The Annuitant's Beneficiary may elect to receive these proceeds as a lump sum or as Annuity Payments. If the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid, generally to the Annuitant's
Beneficiary, in accordance with the Contract............................Page 21

ANNUITY PAYMENT OPTIONS

In addition to the full and partial withdrawal privileges, you may also choose to create an income stream by requesting an annuity income from us. As the Contract Owner, you may elect one of several Annuity Payment Options. By electing an Annuity Payment Option, you are asking us to systematically liquidate your Contract. We provide you with a variety of payment options. At your discretion, payments may be either fixed or variable or both. Fixed payouts are guaranteed for a designated period or for life (either single or joint). Variable payments will vary depending on the performance of the underlying Portfolio or Portfolios selected........................Page 20

CONTRACT AND POLICYHOLDER INFORMATION

If you have questions about your Contract, please telephone our Administrative Offices at 1-800-797-9177 between the hours of 8:00 A.M. to 5:00 P.M. Eastern time. Please have the Contract number and the Contract Owner's name ready when you call. As Contract Owner you will receive periodic statements confirming any financial transactions that take place, as well as quarterly statements and an annual statement.

CHARGES AND DEDUCTIONS UNDER THE CONTRACT

The Contract has no sales charges and has an annual mortality and expense risk charge of .50%. Contract Owners may withdraw up to 100% of the Accumulated Value without incurring a surrender charge. The Contract also includes administrative charges and policy fees which pay for administering the Contract, and management, advisory and other fees, which reflect the costs of the Funds..........................................................Page 17

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of the Surrender Value of the Contract before the earlier of the Annuity Date or the Annuitant's death. Withdrawals made prior to age 59 1/2 may be subject to a 10% penalty tax (and a portion thereof may be subject to ordinary income taxes)...............................Page 19

                                   FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed by your state) that you would incur as an owner of a Contract (see page 17). The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, including charges applicable to General Account Guaranteed Options, see "Charges and Deductions," page 17.

CONTRACTOWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases......................................... None
Contingent Deferred Sales Load (surrender charge)....................... None
Exchange Fees........................................................... None
ANNUAL CONTRACT FEE.....................................................  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................... .50%
Administrative Charge................................................... .15%
                                                                         ----
Total Annual Separate Account Expenses.................................. .65%*

  *Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

                           PORTFOLIO ANNUAL EXPENSES

Except as may be indicated, the figures below are based on actual expenses for fiscal year 1997 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement, if applicable).

                                                                         TOTAL
                                                  MANAGEMENT           PORTFOLIO
                                                 AND ADVISORY  OTHER    ANNUAL
                                                   EXPENSES   EXPENSES EXPENSES
                                                 ------------ -------- ---------
DFA Small Value Portfolio.......................    0.50%      0.21%     0.71%
DFA Large Value Portfolio.......................    0.25%      0.23%     0.48%
DFA International Value Portfolio...............    0.40%      0.36%     0.76%
DFA International Small Portfolio...............    0.50%      0.49%     0.99%
DFA Short-Term Fixed Portfolio..................    0.25%      0.18%     0.43%
DFA Global Bond Portfolio.......................    0.25%      0.40%     0.65%
Federated Prime Money Portfolio*................    0.30%      0.50%     0.80%

  *The fee for Management and Advisory Expenses has been reduced to reflect the adviser's voluntary waiver of a portion of the management fee. The adviser can terminate this waiver at any time in its sole discretion. The maximum fee for Management and Advisory Expenses is 0.50%. Without this voluntary waiver, Total Portfolio Annual Expenses would have been 1.00%.

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                           3
                                                  1 YEAR YEARS  5 YEARS 10 YEARS
                                                  ------ ------ ------- --------
      DFA Small Value Portfolio.................. $14.14 $43.93 $75.87  $166.21
      DFA Large Value Portfolio.................. $11.81 $36.77 $63.65  $140.20
      DFA International Value Portfolio.......... $14.64 $45.48 $78.51  $171.78
      DFA International Small Portfolio.......... $16.97 $52.58 $90.57  $197.03
      DFA Short-Term Fixed Portfolio............. $11.30 $35.21 $60.97  $134.46
      DFA Global Bond Portfolio.................. $13.53 $42.07 $72.70  $159.48
      Federated Prime Money Portfolio............ $15.05 $46.72 $80.62  $176.21

The Annual Contract Fee is reflected in these examples as a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.) The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender or annuitization of the Contract, on a pro rata basis, from each Subaccount. In some states, the Company will deduct Premium Taxes as incurred by the Company.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

(FOR THE PERIOD JANUARY 1, 1994 THROUGH DECEMBER 31, 1997)

                                                           DFA
                           DFA     DFA     DFA     DFA    SHORT    DFA   FEDERATED
                          SMALL   LARGE   INT'L   INT'L   TERM   GLOBAL    PRIME
                          VALUE   VALUE   VALUE   SMALL   FIXED   BOND     MONEY
                         ------- ------- ------- ------- ------- ------- ---------
Accumulation unit value
 as of:
  Start Date*...........  10.000  10.000  10.000  10.000  10.000  10.000   10.000
  12/31/94..............     N/A     N/A     N/A     N/A     N/A     N/A   10.026
  12/31/95..............   9.948  12.034  10.524  10.145  10.104  11.300   10.473
  12/31/96..............  12.063  14.165  11.214  10.106  10.560  12.235   10.900
  12/31/97..............  15.633  18.187  10.893   7.708  11.089  13.103   11.365
Number of units
 outstanding as of:
  12/31/94..............     N/A     N/A     N/A     N/A     N/A     N/A   70,223
  12/31/95.............. 163,078 358,553 271,242 188,597 101,709 152,950  363,418
  12/31/96.............. 711,634 983,458 983,425 617,388 821,351 317,470  512,275
  12/31/97.............. 244,509 375,643 429,213 382,800 555,832 200,101  150,211

* Date of commencement of operations for DFA Small Value was 10/6/95; for DFA Large Value was 1/18/95; for DFA International was 10/3/95; for DFA International Small was 10/6/95; for DFA Short-Term Fixed was 10/9/95; and for DFA Global Bond was 1/18/95. Date of commencement of operations for Federated Prime Money was 12/7/94. The information presented above reflects operations of the "DFA Subaccounts" (as defined in "Performance Measures," below) as offered through the Advisor's Edge Variable Annuity beginning on the dates given in the first sentence of this note through 3/30/97. After 3/30/97, the information presented above reflects operations of the "DFA Subaccounts" as offered through Dimensional Variable Annuity.

FINANCIAL STATEMENTS

The audited statutory-basis financial statements of the Company and the financial statements of the Separate Account (as well as the Independent Auditors' Reports thereon) are contained in the Statement of Additional Information.

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of Federated's Prime Money Portfolio, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Certain total return and performance information for operations of the DFA Small Value Portfolio, DFA Large Value Portfolio, DFA International Value Portfolio, DFA International Small Portfolio, the DFA Short-Term Fixed Portfolio and DFA Global Bond Portfolio (collectively, the "DFA Subaccounts") for periods prior to 3/31/97 reflect operations of these Subaccounts in the Advisor's Edge Variable Annuity.

Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which include the period prior to October 1995 should not be considered indicative of the Portfolio's future performance. (See also "VA Large Value Portfolio," page 13.)

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

When advertising performance of the Subaccounts, the Company will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the Securities and Exchange Commission ("SEC"), is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods, including Total Return Year-to-Date ("YTD") with respect to certain periods. The Company may also show actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the actual Total Return and the actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the actual Total Return and actual Average Annual Total Return also reflect these expenses. These percentages, however, do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. They do not include the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Annual Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

The Company may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Federated Prime Money Market for which the Company advertises yield, the Company shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service which ranks mutual funds and other investment companies by overall performance, investment objectives and assets. Performance may also be tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

THE COMPANY AND THE SEPARATE ACCOUNT

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

The Company is a stock life insurance company incorporated under the laws of Missouri on August 6, 1920. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 49 states, the District of Columbia, and Puerto Rico. As of December 31, 1997, the Company had assets of approximately $11 billion. The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V

The Separate Account was established by the Company as a separate account under the laws of Missouri on February 14, 1992, pursuant to a resolution of the Company's Board of Directors. The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

The Separate Account has dedicated 7 Subaccounts to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at the discretion of the Company. The Separate Account also includes other subaccounts which are not available under the Contract.

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Investment Dimensions Group Inc. is an open-end management investment company organized under Maryland law in 1981, and is registered under the 1940 Act. The Fund issues 28 series of shares, including the DFA Small Value Portfolio, the DFA Large Value Portfolio (formerly, the DFA Global Value Portfolio), the DFA International Value Portfolio, the DFA International Small Portfolio, DFA Short-Term Fixed Portfolio and the DFA Global Bond Portfolio, which are the only portfolios available as part of the Dimensional Variable Annuity. Dimensional Fund Advisors Inc. serves as this Fund's investment adviser.

THE FEDERATED INSURANCE SERIES (ADVISED BY FEDERATED ADVISERS)

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of eight investment portfolios one of which is available as part of the Dimensional Variable Annuity: the Federated Prime Money Portfolio. Federated Advisers serves as this Fund's investment adviser.

THE PORTFOLIOS (SEE ACCOMPANYING PROSPECTUSES)

For more information concerning the risks associated with each Portfolio's investments, please refer to the applicable underlying Fund prospectus.

VA SMALL VALUE PORTFOLIO ("DFA SMALL VALUE PORTFOLIO")

The investment objective of the DFA Small Value Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange.

VA LARGE VALUE PORTFOLIO ("DFA LARGE VALUE PORTFOLIO")

The investment objective of the DFA Large Value Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book to market ratio, and whose market capitalizations equal or exceed that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. Pursuant to a special meeting of this Portfolio's shareholders held on September 15, 1995, the DFA Large Value Portfolio's investment policy was changed to permit the Portfolio to achieve its investment objective by investing substantially all of its assets in the stock of U.S. companies and the sale of the Portfolio's non-U.S. securities to another series of shares of DFA Investment Dimensions Group Inc.

VA INTERNATIONAL VALUE PORTFOLIO ("DFA INTERNATIONAL VALUE PORTFOLIO")

The investment objective of the DFA International Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing in value stocks of large non-U.S. companies. Securities are considered value stocks primarily because a company's shares at the time of purchase have a book to market ratio that equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios.

VA INTERNATIONAL SMALL PORTFOLIO ("DFA INTERNATIONAL SMALL PORTFOLIO")

The investment objective of the DFA International Small Portfolio is to achieve long-term capital appreciation. This Portfolio provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental and Pacific Rim companies. The Portfolio seeks to achieve its investment objective by investing its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies which are traded in the Japanese securities markets; (2) United Kingdom small companies which are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland; (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand and Asian countries whose shares are traded principally on the securities markets located in those countries.

VA SHORT-TERM FIXED PORTFOLIO ("DFA SHORT-TERM FIXED PORTFOLIO")

The investment objective of the DFA Short-Term Fixed Portfolio is to achieve a stable real value (i.e., a return in excess of the rate of inflation) of invested capital with a minimum of risk. This Portfolio seeks to achieve its investment objective by investing in U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, this Portfolio will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

VA GLOBAL BOND PORTFOLIO ("DFA GLOBAL BOND PORTFOLIO")

The DFA Global Bond Portfolio seeks to provide a market rate of return for a global fixed income portfolio with low relative volatility of returns. This Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community and corporate debt obligations.

FEDERATED PRIME MONEY FUND II ("FEDERATED PRIME MONEY PORTFOLIO")

The investment objective of the Federated Prime Money Portfolio is to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

OTHER PORTFOLIO INFORMATION

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services, total expenses and charges can be found in the current prospectuses for the corresponding Funds. THE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF NET PURCHASE PAYMENTS TO A PORTFOLIO.

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company as well as other insurance companies or to a person or plan, including a pension or retirement plan receiving favorable tax treatment under the Code, that qualifies to purchase shares of the Funds under Section 817(h) of the Code. Although we believe it is unlikely, a material conflict could arise among the interests of the Separate Account and one or more of the other participating separate accounts and other qualified persons or plans. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds if required by law, to resolve the matter.

                               CONTRACT FEATURES

The rights and benefits under the Contract are described below; however, the description of the Contract contained in this Prospectus is qualified in its entirety by the Contract itself, including any endorsements to it, a copy of which is available from the Company. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

CONTRACT PURCHASE AND PURCHASE PAYMENTS

If you wish to purchase a Contract, you should consult your advisor, who will provide the necessary information to the Company in a customer order form and forward the initial Purchase Payment to such address as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of the initial Purchase Payment (rather than through the mail), you must do so at our Administrative Offices at 400 West Market Street, Louisville, KY 40202. The initial Purchase Payment for a Non-Qualified Contract must be equal to at least the $5,000 minimum investment requirement. The Initial Purchase Payment for a Qualified Contract must be equal to at least $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction).

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within two Business Days after receipt of the customer order form and the initial Purchase Payment in good order. The Company reserves the right to reject any customer order form or initial Purchase Payment. The Company will then mail the Contract to you along with a Contract acknowledgement form, which you should complete, sign and return in accordance with its instructions. Please note that until the Company receives the acknowledgement form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If the initial Purchase Payment cannot be credited because the customer order form is incomplete, we will contact the applicant, explain the reason for the delay and refund the initial Purchase Payment within five Business Days, unless the applicant instructs us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled.

You may make additional Purchase Payments at any time before the Annuity Date, as long as the Annuitant is living. Additional Purchase Payments must be for at least $500 for Non-Qualified Contracts, or $50 for Qualified Contracts. Additional Purchase Payments received prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are credited to the Accumulated Value at the close of business that same day. Additional Purchase Payments received after the close of the New York Stock Exchange are processed the next Business Day.

Total Purchase Payments may not exceed $1,000,000 without our prior approval.

The Company reserves the right to refuse to issue this Contract in cases involving an exchange for another Contract. In cases where a Contract Owner or former Contract Owner requests the Company to reverse a surrender or withdrawal transaction, whether full or partial, the Company reserves the right to refuse such requests or grant such requests on the condition that the Contract's Accumulated Value be adjusted to reflect appropriate investment results, administrative costs or loss of interest during the relevant period.

PURCHASING BY WIRE

For wiring instructions please contact our Administrative Offices at 1-800-797-9177.

RIGHT TO CANCEL PERIOD

A Right to Cancel Period exists for a minimum of 10 days after you receive the Contract (30 or more days in some instances as set forth in your Contract) plus a 5 day grace period to allow for mail delivery. The Contract permits you to cancel the Contract during the Right to Cancel Period by returning the Contract to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232 or to the agent from whom you purchased the Contract. Upon cancellation, the Contract is treated as void from the Contract Date and when we receive the Contract, (1) if the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in the Federated Prime Money Portfolio, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested,
(2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase Payment(s) so invested.

ALLOCATION OF PURCHASE PAYMENTS

You instruct your advisor how your Net Purchase Payments will be allocated. You may allocate each Net Purchase Payment to one or more of the Portfolios or General Account Guaranteed Options as long as such portions are whole number percentages provided that each allocation to a General Account Guaranteed Option is at least $1,000 and that no Portfolio or General Account Guaranteed Option may contain a balance of less than $250 and $1,000, respectively (except the Dollar Cost Averaging Fixed Account Option). You may choose not to allocate any monies to a particular Portfolio. You may change allocation instructions for future Net Purchase Payments by sending us the appropriate Company form or by complying with other designated Company procedures. The General Account Guaranteed Options are available for sale in most, but not all, states.

If the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Federated Prime Money Portfolio until the expiration of the Right to Cancel Period of 10 to 30 days (plus a five day grace period to allow for mail delivery) or more in some instances as specified in your Contract after the issuance of your Contract and then invested according to your initial allocation instructions (except that any accrued interest will remain in the Federated Prime Money Portfolio if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options. (Please note that immediate investment is not applicable with respect to amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that this immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION, WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.)

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange Accumulated Value among the Portfolios of the Funds and, as permitted, the General Account Guaranteed Options. Requests for Exchanges, received by mail or by telephone, prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time), are processed at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day. If you experience difficulty in making a telephone Exchange, your Exchange request may be made by regular or express mail. It will be processed on the date received.

To take advantage of the privilege of initiating transactions by telephone, you must first elect the privilege by completing the appropriate section of the Contract acknowledgement form, which you will receive with your Contract. You may also complete a separate telephone authorization form at a later date. To take advantage of the privilege of authorizing a third party to initiate transactions by telephone, you must first complete a third party authorization form or the appropriate section of the Contract acknowledgement form.

The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Prior to the acceptance of any request, a customer service representative will ask the caller for his or her Contract number and social security number. In addition, telephone communications from a third party authorized to transact in an account will undergo reasonable procedures to confirm that instructions are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the social security number of the Contract Owner. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a customer service representative will be verified with the Contract Owner through a written confirmation statement. Neither the Company nor the Funds shall be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

For information concerning Exchanges to and from the General Account Guaranteed Options, see "The General Account," at Appendix A.

DOLLAR COST AVERAGING OPTIONS

DOLLAR COST AVERAGING MONEY MARKET OPTION

If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you may choose to have a specified dollar amount transferred from this Portfolio to other Portfolios in the Separate Account or to the General Account Guaranteed Options on a monthly basis. The main objective of Dollar Cost Averaging is to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio or General Account Guaranteed Option is $250. The maximum amount which may be transferred is equal to the Accumulated Value in the Federated Prime Money Portfolio when elected, divided by 12.

The transfer date will be the same calendar day each month as the Contract Date. The dollar amount will be allocated to the Portfolios in the proportions you specify on the appropriate Company form, or, if none are specified, in accordance with your original investment allocation. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending the appropriate Company form to our Administrative Offices which must be received at least seven days before the next transfer date.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

For information about the Dollar Cost Averaging Fixed Account Option, see Appendix A.

ACCUMULATED VALUE

At the commencement of the Contract, the Accumulated Value equals the initial Net Purchase Payment. Thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day increased by: (i) any additional Net Purchase Payments received by the Company and (ii) any increase in the Accumulated Value due to investment results of the selected Portfolio(s) and the interest credited to the General Account Guaranteed Options during the Valuation Period: and reduced by: (i) any decrease in the Accumulated Value due to investment results of the selected Portfolio(s), (ii) a daily charge to cover the mortality and expense risks assumed by the Company, (iii) any charge to cover the cost of administering the Contract, (iv) any partial withdrawals,
(v) any Market Value Adjustment or other deduction due to early Exchanges from the Guaranteed Rate Options and, if exercised by the Company, (vi) any charges for any Exchanges made after the first 12 in any Contract Year.

CHARGES AND DEDUCTIONS

There are no sales charges for the Contracts (although certain charges or restrictions may apply to your Contract's General Account Guaranteed Options).

MORTALITY AND EXPENSE RISK CHARGE

We impose a charge as compensation for bearing certain mortality and expense risks under the Contracts. The annual charge is assessed daily based on the net asset value of the Separate Account. The annual mortality and expense risk charge is .50% of the net asset value of the Separate Account.

We guarantee that this annual charge will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on us. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus and will be used for any lawful purpose, including any shortfall on the costs of distributing the Contracts.

The mortality risk borne by us under the Contracts, where one of the life Annuity Payment Options is selected, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a Death Benefit in the event the Annuitant dies prior to the Annuity Date.

The expense risk borne by us under the Contracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE CHARGE AND ANNUAL CONTRACT FEE

An administrative charge equal to .15% annually of the net asset value of the Separate Account is assessed daily along with the Annual Contract Fee of $30. The Annual Contract Fee is deducted proportionately from the Subaccounts. For any Contract with amounts allocated to the Subaccounts, the $30 fee is assessed per Contract, not per Portfolio chosen. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.

EXCHANGE FEE

Each Contract Year you may make an unlimited number of Exchanges between Portfolios and/or General Account Guaranteed Options, provided that after an Exchange no Portfolio or General Account Guaranteed Option may contain a balance less than $250 or $1,000, respectively (except the Dollar Cost Averaging Fixed Account Option). No fee is currently imposed for such Exchanges, however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

TAXES

We will, where such taxes are imposed on the Company by state law, deduct Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments in accordance with applicable law.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and additional Purchase Payments on Non-Qualified Contracts:

                                                          PERCENTAGE
                                                          ----------
             South Dakota................................   1.25%

In addition, a number of states currently impose Premium Taxes at the time an Annuity Payment Option (other than a Lump Sum Payment Option) is selected. As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
                                                             --------- ---------
California..................................................    .50%     2.35%
District of Columbia........................................   2.25%     2.25%
Kentucky....................................................   2.00%     2.00%
Maine.......................................................      0%     2.00%
Nevada......................................................      0%     3.50%
West Virginia...............................................   1.00%     1.00%
Wyoming.....................................................      0%     1.00%

Under present laws, the Company will incur state or local taxes (in addition to the Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Considerations," page 23.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

PORTFOLIO EXPENSES

The value of the assets in the Separate Account reflects the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this Prospectus and in each Fund's Prospectus and Statement of Additional Information.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, and certain of their affiliates are permitted to purchase Contracts with substantial reduction of administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.

In no event will reduction or elimination of fees or charges or waiver or modification of transaction or balance requirements be permitted where such reduction, elimination, waiver or modification will be unfairly discriminatory to any person. Additional information about reductions in charges is contained in the Statement of Additional Information.

MINIMUM BALANCE REQUIREMENT

We will transfer the balance in any Portfolio that falls below $250 (or $1,000 in the case of any General Account Guaranteed Option balance, except the Dollar Cost Averaging Fixed Account Option), due to a partial withdrawal or Exchange, to the remaining Portfolios held under that Contract on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. We will not exercise this right with respect to Qualified Contracts.

                     DISTRIBUTIONS UNDER THE CONTRACT

FULL AND PARTIAL WITHDRAWALS

At any time before the Annuity Date and while the Annuitant is living, you may make a partial or full withdrawal of the Contract to receive all or part of the Surrender Value by sending a written request to our Administrative Offices. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $500. The amount available for full or partial withdrawal is the Surrender Value at the end of the Valuation Period during which the written request for withdrawal is received. The Surrender Value is an amount equal to the Accumulated Value, adjusted to reflect any applicable Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option less any Premium Taxes incurred but not yet deducted. The withdrawal amount may be paid in a lump sum to you, or if elected, all or any part may be paid out under an Annuity Payment Option. (See "Annuity Payment Options," page 20.)

You can make a withdrawal by sending the appropriate Company form to our Administrative Offices. You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Your proceeds will normally be processed and mailed to you within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances. (See "Deferment of Payment," page 23.)

Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. For federal income tax purposes, however, partial withdrawals are generally taken out of earnings first and then purchase payments. (See "Federal Tax Considerations," page 23.)

Payments under the Contract of any amounts derived from premiums paid by check may be delayed until the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 23.)

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Net Purchase Payments made.

LUMP SUM PAYMENT OPTION

You may surrender the Contract at any time while the Annuitant is living and before the Annuity Date. The Surrender Value is equal to the Accumulated Value, adjusted for any Market Value Adjustment or other deductions applicable to amounts allocated to a General Account Guaranteed Option, less any amount allocated to the Guaranteed Equity Option, less any Premium Taxes incurred but not yet deducted.

SYSTEMATIC WITHDRAWAL OPTION

You may choose to have a specified dollar amount provided to you on a regular basis from the portion of your Contract's Accumulated Value that is allocated to the Portfolios. By electing the Systematic Withdrawal Option, withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. The minimum amount for each withdrawal is $100.

This option may be elected by completing the Systematic Withdrawal Request Form. This form must be received by us at least 30 days prior to the date systematic withdrawals will begin. Each withdrawal will be processed on the day and at the frequency indicated on the Systematic Withdrawal Request Form. The start date for the systematic withdrawals must be between the first and twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

Like any other partial withdrawal, each systematic withdrawal is subject to taxes on earnings. If the owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of the systematic withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 23.) You may wish to consult a tax advisor regarding any tax consequences that might result prior to electing the Systematic Withdrawal Option.

We reserve the right to discontinue offering the Systematic Withdrawal Option upon 30 days' written notice. We also reserve the right to charge a fee for such service.

ANNUITY DATE

You may specify an Annuity Date, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Annuitant's Beneficiary prior to that date.

You may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approval, deferred to a date beyond the first day of the month after the Annuitant's 85th birthday. The Annuity Date may only be changed by written request during the Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and the Annuity Payment options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

ANNUITY PAYMENT OPTIONS

All Annuity Payment Options (except for the Designated Period Annuity Option) are offered as "Variable Annuity Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios you have chosen. All Annuity Payment Options are also offered as "Fixed Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. The following Annuity Payment Options are available under the Contract:

Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

Life Annuity with Period Certain--Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

Installment or Unit Refund Life Annuity--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Annuity Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the first Annuity Payment.

Designated Period Annuity--Only available as a Fixed Annuity Option. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

Before the Annuity Date and while the Annuitant is living, you may change the Annuity Payment Option by written request. The request for change must be made at least 30 days prior to the Annuity Date and is subject to the approval of the Company. If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment will generally be greater.

All or part of the Accumulated Value may be placed under one or more Annuity Payment Options. If Annuity Payments are to be paid under more than one option, the Company must be told what part of the Accumulated Value is to be paid under each option.

If at the time of any Annuity Payment you have not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portions of such Annuity Payment and remit that amount to the federal government.

In the event that an Annuity Payment Option is not selected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be applied under a Variable Annuity Option based on the performance of that Portfolio. Subject to approval by the Company, you may select any other Annuity Payment Option then being offered by the Company. All Fixed Annuity Payments and the initial Variable Annuity Payment are guaranteed to be not less than as provided by the Annuity Tables and the Annuity Payment Option elected by the Contract Owner. The minimum payment, however, is $100. If the Accumulated Value is less than $5,000, or less than $2,000 for Texas Contract Owners, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; or (2) any other than a natural person, except with the consent of the Company.

We may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. Only one Variable Annuity Option may be chosen from among those made available by the Company for each Portfolio. The Annuity Tables, which are contained in the Contract and are used to calculate the value of the initial Variable Annuity Payment, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

After the Annuity Date, you may change the Portfolio funding the Variable Annuity Payments on the appropriate Company form or by calling our Administrative Offices at 1-800-797-9177.

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's current address of record.

DEATH BENEFIT

Generally, federal tax law requires that if any Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the Primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

DEATH OF ANNUITANT BEFORE ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Annuitant's Beneficiary to make the payment. The Annuitant's Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

The Death Benefit is the greater of:

  (1) The Accumulated Value on the date we receive due Proof of Death; or

  (2) The Adjusted Death Benefit.

During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

DEATH OF ANNUITANT ON OR AFTER ANNUITY DATE

The Death Benefit, if any, payable if the Annuitant dies on or after the Annuity Date depends on the Annuity Payment Option selected. Upon the Annuitant's death, the remaining portion of the value of the Contract will be distributed to the Annuitant's Beneficiary at least as rapidly as under the method of distribution being used on the date of the Annuitant's death.

DESIGNATION OF AN ANNUITANT'S BENEFICIARY

The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant is living, the Contract Owner may change the Annuitant's Beneficiary by sending us the appropriate Company form. Such change will take effect on the date such form is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowledges such form. You may also make the designation of Annuitant's Beneficiary irrevocable by sending us the appropriate Company form and obtaining approval from the Company. Changes in the Annuitant's Beneficiary may then be made only with the consent of the designated irrevocable Annuitant's Beneficiary.

If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions.

  (a) If there is more than one Annuitant's Beneficiary, each will share in the Death Benefits equally;

  (b) If one or two or more Annuitant's Beneficiaries have already died, that share of the Death Benefit will be paid equally to the survivor(s);

  (c) If no Annuitant's Beneficiary is living, the proceeds will be paid to the Contract Owner;

  (d) If an Annuitant's Beneficiary dies at the same time as the Annuitant, the proceeds will be paid as though the Annuitant's Beneficiary had died first. If an Annuitant's Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Annuitant's Beneficiary had died first.

If an Annuitant's Beneficiary who is receiving Annuity Payments dies, any remaining payments certain will be paid to that Annuitant's Beneficiary's named beneficiary(ies) when due. If no Annuitant's Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate. If a Life Annuity with Period Certain option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid to the Annuitant's Beneficiary or your designated Payee.

DEATH OF CONTRACT OWNER

DEATH OF CONTRACT OWNER BEFORE ANNUITY DATE. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies before the Annuity Date, the entire value of the Contract must be distributed within five years of the date of death. First exception: If the entire interest is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid as an annuity over his or her life or over a period certain not to exceed his or her life expectancy as long as the payments begin within one year of the date of death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person named by the Owner as a beneficiary and who becomes Owner of the Contract upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Annuitant's Beneficiary is entitled to the Death Benefit. In this regard, see "Death of Annuitant Before Annuity Date," page 22.

DEATH OF CONTRACT OWNER ON OR AFTER ANNUITY DATE. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies on or after the Annuity Date, the remaining portions of the value of the Contract must be distributed at least as rapidly as under the method of distribution being used on the date of death.

NON-NATURAL PERSON AS CONTRACT OWNER. Where the Contract Owner is not a natural person, the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Code defines a primary Annuitant as the individual who is of primary importance in affecting the timing or the amount of payout under a Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the primary Annuitant is also treated as the death of the Contract Owner for purposes of federal tax law.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum Death Benefit due from the Separate Account will occur within seven days from the date the election becomes effective except that the Company may be permitted to defer such payment if:
(1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Contract Owners.

As to amounts allocated to the General Account, we may, at any time, defer payment of the Surrender Value for up to six months after we receive a request for it. We will allow interest of at least 4% annually on any Surrender Value payment derived from the General Account that we defer 30 days or more.

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment return on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, Annuitant or Annuitant's Beneficiary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws, the Treasury regulations or the current interpretations by the Internal Revenue Service. We reserve the right to make uniform changes in the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

TAXATION OF ANNUITIES IN GENERAL

GENERAL RULE OF TAX DEFERRAL

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Annuity Contracts Owned by Non-Natural Persons," page 25, and
"Diversification Standards," page 26.)

TAXATION OF FULL OR PARTIAL WITHDRAWALS

Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract," as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all Purchase Payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Generally, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then investment in the Contract.

TAXATION OF ANNUITY PAYMENTS

For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after tax contributions, the Contract Owner is entitled to exclude the portion of each withdrawal or annuity payment constituting a return of after tax contributions. Once all of your after tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

TAX WITHHOLDING

Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to non-resident aliens at a 30% flat rate unless an exemption from withholding applies under the applicable tax treaty.

PENALTY TAXES

With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals (i) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, the death of the Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts; (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7);
(iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from a qualified plan (note, however, other penalties may apply); (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract as defined in Section 72(u)(4); (vii) allocable to the investment in the Contract prior to August 14, 1982; or
(viii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions as well as to certain contributions and other transactions under Qualified Contracts.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. The tax penalty may also not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Code used to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where the Contract is held by a non-natural person (for example, a corporation), the Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Qualified Contract, and the beneficial owners are employees, then the Qualified Contract is not treated as being held by a non-natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased by an employer on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity, as defined under
Section 72(u)(4) of the Code.

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined under Section 72(u)(4) of the Code. Accordingly, a Contract Owner should consult a tax advisor before purchasing more than one Contract or other annuity contracts.

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The investment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or former spouses incident to a divorce which are governed by Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership of a Contract, a collateral assignment or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax advisor with respect to the potential tax effects of such a transaction.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

DIVERSIFICATION STANDARDS

To comply with certain diversification regulations (the "Regulations") under Code Section 817(h), after a start up period, each Subaccount of the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of each Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolios in which each such Subaccount invests. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or ruling are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Account.

We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

403(B) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in this Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are also allowed if the Contract Owner can show "hardship," as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 23.)

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 23.)

The Company believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. The Company further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

LOANS UNDER 403(B) CONTRACTS

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and (b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date the current loan is made. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, the Company will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options--except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan--however, the interest rate credited will never be less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that the Company receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first Business Day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, the Company will bill you for any accrued interest. The Company will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

The Company may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since the Company has no information concerning the outstanding loans that you may have with other companies, if will only use the information available under Contracts issued by the Company.

                              GENERAL INFORMATION

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds, or of another registered, open-end management investment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

New Portfolios may be established at the discretion of the Company. Any new Portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

VOTING RIGHTS

The Funds do not hold regular meetings of shareholders. The Directors/Trustees of each Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of each Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Fund shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

Prior to the Annuity Date, a Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments has the voting interest. The number of votes after the Annuity

Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the corresponding Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by such Fund.

YEAR 2000 MATTERS

In March 1997, the Company adopted and currently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process that ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. The Company has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) to develop an inventory of all applications; (2) to evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) to estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) to define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

As of the date of this Prospectus, the Company has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failures to act) of third parties beyond its knowledge or control.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

LEGAL MATTERS

Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Missouri law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Gregory E. Miller-Breetz, Esquire, on behalf of the Company.

         TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY

                                  AND FOR THE

                          DIMENSIONAL VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
THE CONTRACT..............................................................   2
  Computation of Variable Annuity Income Payments.........................   2
  Exchanges...............................................................   3
  Exceptions to Charges and to Transaction or Balance Requirements........   3
GENERAL MATTERS...........................................................   3
  Non-Participating.......................................................   3
  Misstatement of Age or Sex..............................................   3
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   5
  Federated Prime Money and Money Market Portfolio Yields.................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   5
  Standardized Average Annual Total Return for Subaccounts................   5
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   8
  Non-Standardized One Year Return........................................   9
  Non-Standardized Hypothetical Total Return and Non-Standardized
   Hypothetical Average Annual Total Return...............................   9
  Individualized Computer Generated Illustrations.........................  10
PERFORMANCE COMPARISONS...................................................  10
SAFEKEEPING OF ACCOUNT ASSETS.............................................  12
THE COMPANY...............................................................  12
STATE REGULATION..........................................................  12
RECORDS AND REPORTS.......................................................  13
DISTRIBUTION OF THE CONTRACTS.............................................  13
LEGAL PROCEEDINGS.........................................................  13
OTHER INFORMATION.........................................................  13
FINANCIAL STATEMENTS......................................................  13
  Audited Financial Statements............................................  13

                                  APPENDIX A

THE GENERAL ACCOUNT

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the Company has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

Note: The following descriptions of the General Account Guaranteed Options apply to Contracts issued on or after March 31, 1997. Contract Holders with Contracts issued before that date should refer to the discussion of the General Account Guaranteed Options in the prospectus which preceded or accompanied their purchase of the Contract.

The General Account contains all of the assets of the Company other than those in the separate accounts we establish. The Company has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below:

              The Dollar Cost Averaging Fixed Account Option

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate the Company credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date your have at least $5,000 in the Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount transferred from this Account to any Portfolios in the Separate Account on a monthly basis. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and fewer units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If the Company receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If the Company receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Company form. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. The Company must receive notice of any change on the appropriate Company form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting the Company by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

The Company may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.

                        One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to the one-year guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each one-year guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to the Company by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. The Company currently expects to offer guarantee periods of two to ten years, inclusive, but reserves the right to change such offerings, in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                               N X (B - E)
                                   12

where N=the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

  B=the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

  E=the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

  Accumulated Value = $108,000

     MVA Factor = 48 X (.08 - .07) = 4 X .01 = .04
                  12

      Adjustment = $108,000 x .04 = $4,320

                = $108,000 + $4,320 = $112,320 = Net amount of transfer or surrender

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

  Accumulated Value = $108,000

     MVA Factor = 48 X (.08 - .09) = 4 X -.01 = -.04
                  12

      Adjustment = $108,000 x -.04 = -$4,320

                = $108,000 - $4,320 = $103,680 = Net amount of transfer or surrender

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.


At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate the Company declares at the time of renewal. Such election may also be provided in writing to the Company before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Federated Money Market Portfolio.

                           Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option the Company will declare:
(a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, the Company will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit additional interest in an amount equal to the amount by which (x) exceeds (y), where (x) equals a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals the total amount of interest credited during the guarantee period.

The amount (x) in the preceding paragraph is equal to the amount allocated to the applicable guarantee period multiplied by the following factor:

                      PR X [(EV/SV)-1]

where PR = the Participation Rate;

   EV= the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

   SV = the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Company.)

THIS OPTION IS ILLIQUID FOR THE ENTIRE GUARANTEE PERIOD AND, ACCORDINGLY, DOES NOT PERMIT ANY EXCHANGES OR REALLOCATIONS OF ACCUMULATED VALUE TO THE SUBACCOUNTS OR OTHER GENERAL ACCOUNT GUARANTEED OPTIONS OR FULL OR PARTIAL WITHDRAWALS DURING SUCH GUARANTEE PERIOD. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation does not include dividends, if any, paid upon component stocks of the index nor reinvestment, if any, of such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by the Company no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to The Federated Prime Money Portfolio. This option may not be available at all times.

               DISCLAIMER REGARDING STANDARD & POOR'S 500 INDEX

The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Providian Life and Health Insurance Company is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Providian Life and Health Insurance Company or the GEO. S&P has no obligation to take the needs of Providian Life and Health Insurance Company or the Investors in the GEO into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the issuance or sale of the GEO or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

        PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V
                                  PROSPECTUS
                                    FOR THE
                            PGA RETIREMENT ANNUITY
                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                                P.O. BOX 32700
                          LOUISVILLE, KENTUCKY 40232

The PGA Retirement Annuity contract (the "Contract"), offered through Providian Life and Health Insurance Company (the "Company," "us," "we" or "our"), provides a vehicle for investing on a tax-deferred basis in 5 investment company Portfolios. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes.

The minimum initial Purchase Payment for Non-Qualified Contracts is $3,000. The minimum initial purchase payment for Qualified Contracts is $2,000 (or $50 monthly by payroll deduction). The Contract is a flexible-premium deferred variable annuity that provides for a Right to Cancel Period of 10 days (30 days or more in some instances) plus a 5 day grace period to allow for mail delivery during which you may cancel your investment in the Contract.

You may allocate your Net Purchase Payments for the Contract among 5 Subaccounts of Providian Life and Health Insurance Company's Separate Account
V. Assets of each Subaccount are invested in one of the following Portfolios:

                           . CAPITAL PRESERVATION PORTFOLIO
                           . INCOME ORIENTED PORTFOLIO
                           . GROWTH AND INCOME PORTFOLIO
                           . CAPITAL GROWTH PORTFOLIO
                           . MAXIMUM APPRECIATION PORTFOLIO

Depending upon the state of issue and provisions of your Contract, your initial Net Purchase Payment(s), when your Contract is issued, either will be
(i) invested in a sixth Subaccount, the Money Market Fund, during your Right to Cancel Period or (ii) invested immediately in your chosen Portfolio(s). (The Money Market Fund and the Portfolios are collectively referred to as "Portfolios.")

The Contract's Accumulated Value varies with the investment performance of the Portfolio(s) you select. You bear all investment risk associated with the Portfolios. Investment results for your Contract are not guaranteed.

The Contract offers a number of ways of withdrawing monies at a future date, including a lump sum payment and several Annuity Payment Options. You may make full or partial withdrawals of the Contract's Surrender Value at any time, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% federal tax penalty (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed and/or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

This Prospectus sets forth the information you should know before investing in the Contract. It must be accompanied by a current Prospectus for the Portfolios. Please read the Prospectus carefully and retain it for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by calling our Administrative Offices at 1-800-866-0005. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATOR HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD BE UNLAWFUL TO MAKE AN OFFERING LIKE THIS. WE HAVE NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS ABOUT THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATIONS.

               The date of this Prospectus is May 1, 1998.
                                                                        FM-1189

                               TABLE OF CONTENTS

                                                                            PAGE
GLOSSARY...................................................................   3
HIGHLIGHTS.................................................................   6
FEE TABLE..................................................................   8
Condensed Financial Information............................................   9
Financial Statements.......................................................  10
Performance Measures.......................................................  10
Additional Performance Measures............................................  10
Yield and Effective Yield..................................................  10
The Company and the Separate Account.......................................  11
PB Series Trust............................................................  11
The Portfolios.............................................................  11
The Money Market Fund......................................................  12
CONTRACT FEATURES..........................................................  12
  Contract Purchase and Purchase Payments..................................  12
  Purchasing by Wire.......................................................  13
  Right to Cancel Period...................................................  13
  Allocation of Purchase Payments..........................................  14
  Exchanges Among the Portfolios...........................................  14
  Accumulated Value........................................................  14
  Charges and Deductions...................................................  15
  Minimum Balance Requirement..............................................  16
DISTRIBUTIONS UNDER THE CONTRACT...........................................  16
  Full and Partial Withdrawals.............................................  16
  Lump Sum Payment Option..................................................  17
  Systematic Withdrawal Option.............................................  17
  Annuity Date.............................................................  17
  Annuity Payment Options..................................................  18
  Death Benefit............................................................  19
  Deferment of Payment.....................................................  20
FEDERAL TAX CONSIDERATIONS.................................................  21
GENERAL INFORMATION........................................................  23

                                   GLOSSARY

Accumulation Unit - A measure of your ownership interest in the Contract prior to the Annuity Date.

Accumulation Unit Value - The value of each Accumulation Unit which is calculated each Valuation Period.

Accumulated Value - The value of all amounts accumulated under the Contract prior to the Annuity Date.

Adjusted Death Benefit - The sum of all Net Purchase Payments made during the first six Contract Years, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period ending before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

Annual Contract Fee - The $30 annual fee charged by the Company to cover the cost of administering each Contract. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount.

Annuitant - The person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuitant's Beneficiary - The person(s) to whom any benefits are due upon the Annuitant's death prior to the Annuity Date.

Annuity Date - The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

Annuity Payment - One of a series of payments made under an Annuity Payment Option.

Annuity Payment Option - One of several ways in which withdrawals from the Contract may be made. Under a Fixed Annuity Option (see "Annuity Payment Options," page 18), the dollar amount of each Annuity Payment does not change over time. Under a Variable Annuity Option (see "Annuity Payment Options," page 18), the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose. Annuity Payments are based on the Contract's Accumulated Value as of 10 Business Days prior to the Annuity Date.

Annuity Unit - Unit of measure used to calculate Variable Annuity Payments (see "Annuity Payment Options," page 18).

Annuity Unit Value - The value of each Annuity Unit which is calculated each Valuation Period.

Business Day - A day when the New York Stock Exchange is open for trading.

Code - Internal Revenue Code of 1986, as amended.

Company ("we," "us," "our") - Providian Life and Health Insurance Company, a Missouri stock company.

Contract Anniversary - Any anniversary of the Contract Date.

Contract Date - The date of issue of this Contract.

Contract Owner ("you," "your") - The person or persons designated as the Contract Owner in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, make permitted withdrawals and Exchanges among Subaccounts.

Contract Year - A period of 12 months starting with the Contract Date or any Contract Anniversary.

Death Benefit - The greater of the Contract's Accumulated Value on the date the Company receives due Proof of Death of the Annuitant or the Adjusted Death Benefit.

Exchange - One Exchange will be deemed to occur with each voluntary transfer from any Subaccount.

General Account - The account which contains all of our assets other than those held in our separate accounts.

Net Purchase Payment - Any Purchase Payment less the applicable Premium Tax, if any.

Non-Qualified Contract - Any Contract other than those described under the Qualified Contract reference in this Glossary.

Owner's Designated Beneficiary - The person to whom ownership of this Contract passes upon the Contract Owner's death, unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit. (Note: this transfer of ownership to the Owner's Designated Beneficiary will generally not be subject to probate, but will be subject to estate and inheritance taxes. Consult with your tax and estate adviser to be sure which rules will apply to you.)

Payee - The Contract Owner, Annuitant, Annuitant's Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Portfolio - A separate investment series of the Trust. The Trust currently offers 6 series in the PGA Retirement Annuity: the Capital Preservation Portfolio, the Income Oriented Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, the Maximum Appreciation Portfolio, and the Money Market Fund (each a "Portfolio" and, collectively, the "Portfolios"). In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio/Fund.

Premium Tax - A regulatory tax that may be assessed by certain states on the Purchase Payments you make to this Contract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

Proof of Death - (a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof of death satisfactory to the Company.

Purchase Payment - Any premium payment. The minimum initial Purchase Payment is $3,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); each additional Purchase Payment must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Qualified Contract - An annuity contract as defined under Sections 408(b) and 408A of the Code.

Right to Cancel Period - The period during which the Contract can be canceled and treated as void from the Contract Date.

Separate Account - That portion of Providian Life and Health Insurance Company's Separate Account V dedicated to the Contract. The Separate Account consists of assets that are segregated by Providian Life and Health Insurance Company and, for Contract Owners, invested in the Portfolios. The Separate Account is independent of the general assets of the Company.

Subaccount - That portion of the Separate Account that invests in shares of the Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios.

Surrender Value - The Accumulated Value less any Premium Taxes incurred but not yet deducted.

Trust - The PB Series Trust, formerly Providian Series Trust.

Underlying Funds - Four series of the Trust in which the Portfolios, other than the Money Market Fund, invest. The four series are the High Quality Stock Fund, Fixed Income Fund, International Active Fund, and Money Market Fund.

Valuation Period - The performance of your Contract is measured by using the Accumulation Unit Value. This value is calculated at the close of each Business Day. A Valuation Period is defined as the period of time between the close of business on one Business Day and the close of business on the following Business Day.

                                  HIGHLIGHTS

YOU CAN FIND DEFINITIONS OF IMPORTANT TERMS IN THE GLOSSARY (PAGE 3).

PGA RETIREMENT ANNUITY

The Contract provides a vehicle for investing on a tax-deferred basis in 5 investment company Portfolios. Monies may be subsequently withdrawn from the Contract either as a lump sum or as annuity income as permitted under the Contract. Accumulated Values and Annuity Payments depend on the investment experience of the selected Portfolio(s). The investment performance of the Portfolios is not guaranteed. Thus, you bear all investment risk for monies invested under the Contract.

WHO SHOULD INVEST

The Contract is designed for investors seeking long term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. The Contract is offered as both a Qualified Contract and a Non-Qualified Contract. Both Qualified and Non-Qualified Contracts offer tax-deferral on increases in the Contract's value prior to withdrawal or distribution; however, Purchase Payments made by Contract Owners of Qualified Contracts may be excludible or deductible from gross income in the year such payments are made, subject to certain statutory restrictions and limitations. (See "Federal Tax Considerations," page 21.)

INVESTMENT CHOICES

Your investment in the Contract may be allocated among 5 Subaccounts of the Separate Account. The Subaccounts in turn invest exclusively in the following 5 Portfolios offered by the Trust: the Capital Preservation Portfolio, the Income Oriented Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, and the Maximum Appreciation Portfolio. In certain states, your investment will be invested in the Money Market Fund during the Right to Cancel Period. The assets of each Portfolio are separate. Each Portfolio has distinct investment objectives and policies as described in the prospectus for the Portfolios. (See page 12.)

CONTRACT OWNER

The Contract Owner is the person designated as the owner of the Contract in the Contract. The Contract Owner may designate any person as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, and make permitted withdrawals and Exchanges among the Subaccounts.

ANNUITANT

The Annuitant is a person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid. The Annuitant may not be older than age 75.

ANNUITANT'S BENEFICIARY

The Contract Owner may designate any person to receive benefits under the Contract which are payable upon the death of the Annuitant prior to the Annuity Date.

HOW TO INVEST

To invest in the Contract, you will need to provide the necessary information to us in a customer order form. You will need to select an Annuitant. The Annuitant may not be older than age 75 at the time the Contract is issued. The minimum initial Purchase Payment is $3,000 for Non-Qualified Contracts, and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts). Subsequent Purchase Payments must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. You may make subsequent Purchase Payments at any time before the Contract's Annuity Date, as long as the Annuitant specified in the Contract is living. A waiver of the Initial Purchase Payment and additional Purchase Payment minimum requirements may be available. (See page 12.)

ALLOCATION OF PURCHASE PAYMENTS

If the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Money Market Fund until the expiration of the Right to Cancel Period of 10 days (30 or more days in some instances, as specified in your Contract) plus a 5-day grace period to allow for mail delivery, and then invested according to your initial allocation instructions.

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in the Portfolio(s) you selected immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. You must fill out and send us the appropriate form or comply with other designated Company procedures if you would like to change how subsequent Net Purchase Payments are allocated. (See page 14.)

RIGHT TO CANCEL PERIOD

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day grace period to allow for mail delivery, during which you may cancel your investment in the Contract. To cancel your investment, please return your Contract to us. When we receive the Contract, (1) if the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in the Money Market Fund, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, and (2) for any amount of your initial Purchase Payment(s) invested in the Portfolio(s) immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount. (See page 13.)

EXCHANGES

You may make unlimited Exchanges among the Portfolios, provided you maintain a minimum balance of $1,000 in each Subaccount to which you have allocated a portion of your Accumulated Value. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any allocation to any Subaccount below $1,000, or that remaining amount will be transferred to your other Subaccounts on a pro rata basis. (See also "Charges and Deductions," page 15.)

DEATH BENEFIT

If the Annuitant specified in your Contract dies prior to the Annuity Date, your named Annuitant's Beneficiary will receive the Death Benefit under the Contract. The Death Benefit is the greater of your Accumulated Value or the Adjusted Death Benefit on the date we receive due proof of the Annuitant's death. During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period ending before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken. The Annuitant's Beneficiary may elect to receive these proceeds as a lump sum or as Annuity Payments. If the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid, generally to the Annuitant's Beneficiary, in accordance with the Contract. (See page 19.)

ANNUITY PAYMENT OPTIONS

In addition to the full and partial withdrawal privileges, you may also choose to create an income stream by requesting an annuity income from us. As the Contract Owner, you may elect one of several Annuity Payment Options. By electing an Annuity Payment Option, you are asking us to systematically liquidate your Contract. We provide you with a variety of payment options. At your discretion, payments may be either fixed or variable or both. Fixed payouts are guaranteed for a designated period or for life (either single or joint). Variable payments will vary depending on the performance of the Portfolio(s) selected. (See page 18.)

CONTRACT AND POLICYHOLDER INFORMATION

If you have questions about your Contract, please telephone our Administrative Offices at 1-800-866-6007 between the hours of 8:00 A.M. to 5:00 P.M. Eastern time. Please have the Contract number and the Contract Owner's name ready when you call. As Contract Owner you will receive periodic statements confirming any financial transactions that take place, as well as quarterly statements and an annual statement.

CHARGES AND DEDUCTIONS UNDER THE CONTRACT

The Contract has no sales charges and has an annual mortality and expense risk charge of .55%. Contract Owners may withdraw up to 100% of the Accumulated Value without incurring a surrender charge. The Contract also includes administrative charges and policy fees, which pay for administering the Contract, as well as portions of the management, advisory and other fees, which reflect the costs of operating the Portfolios. (See page 15.)

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of the Surrender Value of the Contract before the earlier of the Annuity Date or the Annuitant's death. Withdrawals made prior to age 59 1/2 may be subject to a 10% federal tax penalty (and a portion thereof may be subject to ordinary income taxes). (See page 16.)

                                   FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed by your state) that you would incur as an owner of a Contract (see page 15). The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Portfolios. For a complete discussion of Contract costs and expenses, see "Charges and Deductions," page 15.

CONTRACTOWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases......................................... None
Contingent Deferred Sales Load (surrender charge)....................... None
Exchange Fees........................................................... None
ANNUAL CONTRACT FEE..................................................... $ 30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of assets in the
Separate Account)
Mortality and Expense Risk Charge.......................................  .55%
Administrative Charge...................................................  .15%
                                                                         ----
Total Annual Separate Account Expenses..................................  .70%

                           PORTFOLIO ANNUAL EXPENSES

Except for the Money Market Fund, the Portfolios will operate at a zero expense level during the first three years of operations. However, while those Portfolios are expected to operate without expenses, including management fees, Contract Owners in those Portfolios bear indirectly the expenses of the Underlying Funds in which those Portfolios invest. The following chart illustrates the indirect expense ratio that each Portfolio, except the Money Market Fund, incurred based on certain allocations among the Underlying Funds. Except as may be indicated, the figures below are based on expenses for the 1997 fiscal year of operation (as a percentage of each such Portfolio's average net assets after fee waiver and/or expense reimbursement).

                                                                         TOTAL
                                                                       PORTFOLIO
                                                                        ANNUAL
                                                                       EXPENSES
                                                                       ---------
      Capital Preservation Portfolio..................................  0.78%*
      Income Oriented Portfolio.......................................  0.88%*
      Growth and Income Portfolio.....................................  0.90%*
      Capital Growth Portfolio........................................  0.94%*
      Maximum Appreciation Portfolio..................................  0.95%*

  * These numbers are based on an agreement by PB Investment Advisors, Inc., formerly Providian Investment Advisors, Inc. (the "Adviser"), to limit the Other Expenses of each Underlying Fund so that the ratio of expenses (excluding advisory fees) to net assets on an annual basis does not exceed 0.25%. Expenses in excess of such amounts will be assumed by the Adviser until the earlier of (a) the end of three years after commencement of operations or (b) the termination by the Trust's Trustees or the Portfolios' shareholders, but not the Adviser, of the Trust's Advisory Agreement with the Adviser. For fiscal year 1997, the actual expenses of the Portfolios, absent the Adviser's agreement to assume the Portfolio's expenses and certain of the Underlying Funds' expenses, were adversely affected by the small size of the Portfolios and would have been: Capital Preservation Portfolio 161.07%; Income Oriented Portfolio 1,978.36%; Growth and Income Portfolio 30.27%; Capital Growth Portfolio 20.00%; and Maximum Appreciation Portfolio 24.50%. For more information concerning the actual expenses of the Portfolios, please see the Trust's Annual Report, which is available by calling 1-800-866-0005.

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
      Capital Preservation Portfolio............................. $24.99 $76.11
      Income Oriented Portfolio.................................. $25.99 $79.15
      Growth and Income Portfolio................................ $26.19 $79.76
      Capital Growth Portfolio................................... $26.59 $80.97
      Maximum Appreciation Portfolio............................. $26.69 $81.28

The Annual Contract Fee in these examples is estimated and reflects a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. During the first year of operations, we have assumed an average Contract size of $3,000. The fee is assumed to remain the same in each year of the above periods. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.) The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender or annuitization of the Contract, on a pro rata basis, from each Subaccount. In some states, the Company will deduct Premium Taxes as incurred by the Company.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

(FOR THE PERIOD JANUARY 1, 1997 THROUGH DECEMBER 31, 1997)

                                 CAPITAL     INCOME  GROWTH AND  CAPITAL     MAXIMUM
                               PRESERVATION ORIENTED   INCOME     GROWTH   APPRECIATION
                               ------------ -------- ---------- ---------- ------------
      Accumulation unit value
       as of:
        Start Date*...........     10.000    10.000      10.000     10.000      10.000
        12/31/97..............     10.444    10.835      10.975     11.216      11.430
      Number of units
       outstanding as of:
        12/31/97..............  2,562.405   760.995  16,475.150 73,548.161  21,411.147

  *The date of commencement of operations for the Portfolios was 5/8/97.

FINANCIAL STATEMENTS

The audited statutory-basis financial statements of the Company and of the Separate Account (as well as the Independent Auditors' Report thereon) are contained in the Statement of Additional Information.

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Money Market Fund, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's and Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's and Subaccount's performance.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

When advertising performance of the Subaccounts, the Company will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the Securities and Exchange Commission ("SEC"), is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods, including Total Return Year-to-Date with respect to certain periods. The Company may also show actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the actual Total Return and the actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the actual Total Return and actual Average Annual Total Return also reflect these expenses. These percentages, however, do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

YIELD AND EFFECTIVE YIELD

From time to time a Portfolio may advertise its yield and total return investment performance. For each Subaccount for which the Company advertises yield, the Company shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service which ranks mutual funds and other investment companies by overall performance, investment objectives and assets. Performance may also be tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria, including

Morningstar, Inc. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

THE COMPANY AND THE SEPARATE ACCOUNT

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

The Company is a stock life insurance company incorporated under the laws of Missouri on August 6, 1920. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in all states except for New York, as well as the District of Columbia and Puerto Rico. As of December 31, 1997, the Company had statutory assets of approximately $11 billion. The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V

The Separate Account was established by the Company as a separate account under the laws of Missouri on February 14, 1992, pursuant to a resolution of the Company's Board of Directors. The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

The Separate Account has dedicated 6 Subaccounts to the Contract, each of which invests solely in a corresponding Portfolio of the Trust. Additional subaccounts may be established at the discretion of the Company. The Separate Account also includes other subaccounts which are not available under the Contract.

PB SERIES TRUST

The Trust is a diversified investment company presently consisting of 9 separate series each having different investment objectives and policies. This Contract offers 6 series of shares, each a professionally managed investment Portfolio. Except for the Money Market Fund, each Portfolio seeks to achieve its objective by investing in a number of other series offered by the Trust. The Money Market Fund is available only for the purposes of depositing and holding initial purchase payments during the Right to Cancel Period for the Contracts issued in certain states. The Adviser has retained Federated Investment Counseling to serve as sub-adviser to the Money Market Fund and Atlanta Capital Management Company, L.L.C. ("Atlanta Capital") to serve as sub-adviser for the other Portfolios. Subject to the supervision and direction of the Board of Trustees of the Trust, Atlanta Capital determines how each of its Portfolios' assets will be invested in the Underlying Funds. Atlanta Capital receives a fee, which is paid by the Adviser and is a percentage of the annual net asset value of the Underlying Funds in which Atlanta Capital serves as sub-adviser and the Portfolios invest. The advisory fee is deducted automatically from the assets of the Underlying Funds, and is therefore paid indirectly by the Portfolios. Similarly, Federated Investment Counseling receives a fee, which is paid by the Adviser and is a percentage of the annual net asset value of the Money Market Fund.

THE PORTFOLIOS (SEE ACCOMPANYING PROSPECTUS)

For more information concerning the risks associated with each Portfolio's investments, please refer to the prospectus for the Portfolios.

THE CAPITAL PRESERVATION PORTFOLIO-seeks high current income with low volatility of principal.

THE INCOME ORIENTED PORTFOLIO-seeks income and, secondarily, long-term growth of capital.

THE GROWTH AND INCOME PORTFOLIO-seeks growth of capital and income.

THE CAPITAL GROWTH PORTFOLIO-seeks long-term growth of capital and, secondarily, current income.

THE MAXIMUM APPRECIATION PORTFOLIO-seeks capital appreciation.

THE MONEY MARKET FUND-seeks current income, a stable share price, and daily liquidity. The Money Market Fund invests in corporate, bank, and government instruments that present minimal credit risk. AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

OTHER PORTFOLIO INFORMATION

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services, total expenses and charges can be found in the current prospectuses for the Portfolios. THE PORTFOLIOS' PROSPECTUS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF NET PURCHASE PAYMENTS TO A PORTFOLIO.

The Portfolios may, in the future, be made available to registered separate accounts offering variable annuity and variable life products of the Company as well as other insurance companies or to a person or plan, including a pension or retirement plan receiving favorable tax treatment under the Code, that qualifies to purchase shares of the Portfolios under Section 817(h) of the Code. Although we believe it is unlikely, a material conflict could arise among the interests of the Separate Account and one or more of the other participating separate accounts and other qualified persons or plans. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Portfolios if required by law, to resolve the matter.

                               CONTRACT FEATURES

The rights and benefits under the Contract are described below; however, the description of the Contract contained in this Prospectus is qualified in its entirety by the Contract itself, including any endorsements to it, a copy of which is available from the Company. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.


CONTRACT PURCHASE AND PURCHASE PAYMENTS

If you wish to purchase a Contract, you should complete the customer order form and forward it and the initial Purchase Payment to such address as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of the customer order form and the initial Purchase Payment (rather than through the mail), you must do so at our Administrative Offices at 400 West Market Street, Louisville, KY 40202. The initial Purchase Payment for a Non-Qualified Contract must be equal to at least the $3,000 minimum investment requirement. The Initial Purchase Payment for a Qualified Contract must be equal to at least $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction). To obtain a customer order form, please call our Administrative Offices at 1-800-866-0005.

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within 2 Business Days after receipt of the customer order form and the initial Purchase Payment in good order. The Company reserves the right to reject any customer order form or initial Purchase Payment. Following issuance, the Company will then mail the Contract to you along with a Contract acknowledgment form, which you should complete, sign and return in accordance with its instructions. Please note that until the Company receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If the initial Purchase Payment cannot be credited within 5 Business Days because the customer order form is incomplete, we will contact the applicant, explain the reason for the delay and refund the initial Purchase Payment, unless the applicant instructs us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled.

You may make additional Purchase Payments at any time before the Annuity Date, as long as the Annuitant is living. Additional Purchase Payments must be for at least $500 for Non-Qualified Contracts, or $50 for Qualified Contracts. Additional Purchase Payments received prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are credited to the Accumulated Value at the close of business that same day. Additional Purchase Payments received after the close of the New York Stock Exchange are processed the next Business Day.

Total Purchase Payments may not exceed $1,000,000 without our prior approval.

With respect to Non-Qualified Contracts, an amendatory rider (the "Rider") to the Contract has been filed for approval with the insurance regulatory authority in each state in which the Company is admitted to do business. The Rider provides that during the first two Contract years, we will waive the applicable minimum Initial Purchase Payment and additional Purchase Payment limitations explained in the above paragraphs to the extent that we will accept an Initial Purchase Payment of not less than $250 and additional Purchase Payments of not less than $125. On the first day of the third Contract Year, the applicable minimum limitations will be imposed. If at any time after the second Contract Anniversary the sum of all Purchase Payments made less any withdrawals taken does not meet the minimum limitation for the Initial Purchase Payment amount specified in the above paragraphs, we reserve the right to terminate the Contract, in which case we will pay you the Accumulated Value. If (a) the state of issue of your Contract is a state that has approved the Rider and (b) the Company has determined to make the Rider available in your state of issue, then the minimums set forth in the Rider apply to your Contract. If the insurance regulatory authority in any state does not approve the Rider, the Company, in its sole discretion, may waive the applicable minimum Initial Purchase Payment and additional Purchase Payment limitations explained in the above paragraphs and accept an Initial Purchase Payment of not less than $250 and additional Purchase Payments of not less than $125 for Contract Owners in that state, provided that the Company reserves the right to eliminate the waiver and impose the applicable minimums.

The Company reserves the right to refuse to issue this Contract in cases involving an exchange for another Contract. In cases where a Contract Owner or former Contract Owner requests the Company to reverse a surrender or withdrawal transaction, whether full or partial, the Company reserves the right to refuse such requests or grant such requests on condition that the Contract's Accumulated Value be adjusted to reflect appropriate investment results, administration costs or loss of interest during the relevant period.

PURCHASING BY WIRE

For wiring instructions please contact our Administrative Offices at 1-800-866-0005.

RIGHT TO CANCEL PERIOD

A Right to Cancel Period exists for a minimum of 10 days after you receive the Contract (30 or more days in some instances as set forth in your Contract) plus a 5 day grace period to allow for mail delivery. The Contract permits you to cancel the Contract during the Right to Cancel Period by returning the Contract to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232. Upon cancellation, the Contract is treated as void from the Contract Date and when we receive the Contract, (1) if the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in the Money Market Fund, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, and (2) for any amount of your initial Purchase Payment(s) invested in the Portfolio(s) immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your Net Purchase Payments will be allocated. You may allocate each Net Purchase Payment to one of the Portfolios by sending us the appropriate Company form or by complying with other designated Company procedures. If an additional Net Purchase Payment is not accompanied by allocation instructions, it will be allocated to the same Portfolio(s) as your prior Net Purchase Payments are invested at that time, unless otherwise directed by you in writing in advance.

If the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Money Market Fund until the expiration of the Right to Cancel Period of 10 days (30 or more days in some instances, as set forth in your Contract) plus a 5-day grace period to allow for mail delivery, and then invested according to your initial allocation instructions.

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolio(s) immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD.

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange Accumulated Value among the Portfolios. Requests for Exchanges, received by mail or by telephone, prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are processed at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day. If you experience difficulty in making a telephone Exchange, your Exchange request may be made by regular or express mail. It will be processed on the date received.

To take advantage of the privilege of initiating transactions by telephone, you must first elect the privilege by completing the appropriate section of the Contract acknowledgment form, which you will receive with your Contract. You may also complete a separate telephone authorization form at a later date. To take advantage of the privilege of authorizing a third party to initiate transactions by telephone, you must first complete a third party authorization form or the appropriate section of the Contract acknowledgment form.

The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Prior to the acceptance of any request, a customer service representative will ask the caller for his or her Contract number and social security number. In addition, telephone communications from a third party authorized to transact in an account will undergo reasonable procedures to confirm that instructions are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the social security number of the Contract Owner. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a customer service representative will be verified with the Contract Owner through a written confirmation statement. The Company, the Adviser, the Trust, the Portfolios, Atlanta Capital, and Federated Advisers shall not be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

ACCUMULATED VALUE

At the commencement of the Contract, the Accumulated Value equals the initial Net Purchase Payment. Thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day increased by: (i) any additional Net Purchase Payments received by the Company and (ii) any increase in the Accumulated Value due to investment results of the selected Portfolio(s) during the Valuation Period; and reduced by: (i) any decrease in the Accumulated Value due to investment results of the selected Portfolio(s), (ii) a daily charge to cover the mortality and expense risks assumed by the Company, (iii) any change to cover the cost of administering the Contract,
(iv) any partial withdrawals, and (v) any charges for any Exchanges made after the first 12 in any Contract Year.

CHARGES AND DEDUCTIONS

There are no sales charges for the Contracts.

MORTALITY AND EXPENSE RISK CHARGE

We impose a charge as compensation for bearing certain mortality and expense risks under the Contracts. The annual charge is assessed daily based on the net asset value of the Separate Account. The annual mortality and expense risk charge is .55% of the net asset value of the Separate Account.

We guarantee that this annual charge will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on us. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus and will be used for any lawful purpose, including any shortfall on the costs of distributing the Contracts.

The mortality risk borne by us under the Contracts, where one of the life Annuity Payment Options is selected, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a Death Benefit in the event the Annuitant dies prior to the Annuity Date.

The expense risk borne by us under the Contracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE CHARGE AND ANNUAL CONTRACT FEE

An administrative charge equal to .15% annually of the net asset value of the Separate Account is assessed daily along with the Annual Contract Fee of $30. The Annual Contract Fee is deducted proportionately from the Subaccounts. For any Contract with amounts allocated to the Subaccounts, the $30 fee is assessed per Contract, not per Portfolio chosen. The Annual Contract Fee will be deducted from each Subaccount on each Contract Anniversary and upon surrender, on a pro rata basis based on the number of months that have passed since the last anniversary date. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.

EXCHANGE FEE

Each Contract Year you may make an unlimited number of Exchanges between Portfolios, provided that after an Exchange no Portfolio may contain a balance less than $1,000. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

TAXES

We will, where such taxes are imposed on the Company by state law, deduct Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments in accordance with applicable law.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and additional Purchase Payments on Non-Qualified Contracts:

                                                          PERCENTAGE
                                                          ----------
             South Dakota................................   1.25%

In addition, a number of states currently impose Premium Taxes at the time an Annuity Payment Option (other than a Lump Sum Payment Option) is selected. As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                         NON-
                                                           QUALIFIED  QUALIFIED
                                                           PERCENTAGE PERCENTAGE
                                                           ---------- ----------
California................................................   0.50%      2.35%
District of Columbia......................................   2.25%      2.25%
Kentucky..................................................   2.00%      2.00%
Maine.....................................................   0.00%      2.00%
Nevada....................................................   0.00%      3.50%
West Virginia.............................................   1.00%      1.00%
Wyoming...................................................   0.00%      1.00%

Under present laws, the Company will incur state or local taxes (in addition to the Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Considerations," page 20.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

PORTFOLIO EXPENSES

The value of the assets in the Separate Account reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this Prospectus and in the Trust's Prospectus and Statement of Additional Information.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of administrative expenses.

In no event will reduction or elimination of fees or charges or waiver or modification of transaction or balance requirements be permitted where such reduction, elimination, waiver or modification will be unfairly discriminatory to any person. Additional information about reductions in charges is contained in the Statement of Additional Information.

MINIMUM BALANCE REQUIREMENT

Except as may be provided in the Rider, in the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. We will not exercise this right with respect to Qualified Contracts.


                     DISTRIBUTIONS UNDER THE CONTRACT

FULL AND PARTIAL WITHDRAWALS

At any time before the Annuity Date and while the Annuitant is living, you may make a partial or full withdrawal of the Contract to receive all or part of the Surrender Value by sending a written request to our Administrative Offices. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $500. The amount available for full or partial withdrawal is the Surrender Value at the end of the Valuation Period during which the written request for withdrawal is received. The Surrender Value is an amount equal to the Accumulated Value, less any Premium Taxes incurred but not yet deducted. The withdrawal amount may be paid in a lump sum to you, or if elected, all or any part may be paid out under an Annuity Payment Option. (See "Annuity Payment Options," page 18.)

You can make a withdrawal by sending the appropriate Company form to our Administrative Offices. Your proceeds will normally be processed and mailed to you within 2 Business Days after the receipt of the request but in no event will it be later than 7 calendar days, subject to postponement in certain circumstances. (See "Deferment of Payment," page 20.)

Payments under the Contract of any amounts derived from premiums paid by check may be delayed until the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 21.)

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Net Purchase Payments made.

LUMP SUM PAYMENT OPTION

You may surrender the Contract at any time while the Annuitant is living and before the Annuity Date. The Surrender Value is equal to the Accumulated Value, less any Premium Taxes incurred but not yet deducted.

SYSTEMATIC WITHDRAWAL OPTION

You may choose to have a specified dollar amount provided to you on a regular basis from the portion of your Contract's Accumulated Value that is allocated to the Portfolios. By electing the Systematic Withdrawal Option, withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. The minimum amount for each withdrawal is $100.

This option may be elected by completing the Systematic Withdrawal Request Form. This form must be received by us at least 30 days prior to the date systematic withdrawals will begin. Each withdrawal will be processed on the day and at the frequency indicated on the Systematic Withdrawal Request Form. The start date for the systematic withdrawals must be between the first and twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

Like any other partial withdrawal, each systematic withdrawal is subject to taxes on earnings. If the owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of the systematic withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 21.) You may wish to consult a tax adviser regarding any tax consequences that might result prior to electing the Systematic Withdrawal Option.

We reserve the right to discontinue offering the Systematic Withdrawal Option upon 30 days' written notice. We also reserve the right to charge a fee for such service.

ANNUITY DATE

You may specify an Annuity Date, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Annuitant's Beneficiary prior to that date.

You may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approval, deferred to a date beyond the first day of the month after the Annuitant's 85th birthday. The Annuity Date may only be changed by written request during the Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and the Annuity Payment options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

ANNUITY PAYMENT OPTIONS

All Annuity Payment Options (except for the Designated Period Annuity Option) are offered as "Variable Annuity Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios you have chosen. All Annuity Payment Options are also offered as "Fixed Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. The following Annuity Payment Options are available under the Contract:

Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

Life Annuity with Period Certain--Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

Installment or Unit Refund Life Annuity--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Annuity Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the first Annuity Payment.

Designated Period Annuity--Only available as a Fixed Annuity Option. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

Before the Annuity Date and while the Annuitant is living, you may change the Annuity Payment Option by written request. The request for change must be made at least 30 days prior to the Annuity Date and is subject to the approval of the Company. If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment will generally be greater.

All or part of the Accumulated Value may be placed under one or more Annuity Payment Options. If Annuity Payments are to be paid under more than one option, the Company must be told what part of the Accumulated Value is to be paid under each option.

If at the time of any Annuity Payment you have not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portions of such Annuity Payment and remit that amount to the federal government.

In the event that an Annuity Payment Option is not selected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be applied under a Variable Annuity Option based on the performance of that Portfolio. Subject to approval by the Company, you may select any other Annuity Payment Option then being offered by the Company. All Fixed Annuity Payments and the initial Variable Annuity Payment are guaranteed to be not less than as provided by the Annuity Tables and the Annuity Payment Option elected by the Contract Owner. The minimum payment, however, is $100. If the Accumulated Value is less than $3,000, or less than $2,000 for Texas Contract Owners, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; or (2) any other than a natural person, except with the consent of the Company.

We may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. Only one Variable Annuity Option may be chosen from among those made available by the Company for each Portfolio. The Annuity Tables, which are contained in the Contract and are used to calculate the value of the initial Variable Annuity Payment, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

After the Annuity Date, you may change the Portfolio funding the Variable Annuity Payments on the appropriate Company form or by calling our Administrative Offices at 1-800-866-6007.

DEATH BENEFIT

Generally, federal tax law requires that if any Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the Primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

DEATH OF ANNUITANT BEFORE ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Annuitant's Beneficiary to make the payment. The Annuitant's Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

The Death Benefit is the greater of:

  (1) The Accumulated Value on the date we receive due Proof of Death; or

  (2) The Adjusted Death Benefit.

During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period ending before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

DEATH OF ANNUITANT ON OR AFTER ANNUITY DATE

The Death Benefit, if any, payable if the Annuitant dies on or after the Annuity Date depends on the Annuity Payment Option selected. Upon the Annuitant's death, the remaining portion of the value of the Contract will be distributed to the Annuitant's Beneficiary at least as rapidly as under the method of distribution being used on the date of the Annuitant's death.

DESIGNATION OF AN ANNUITANT'S BENEFICIARY

The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant is living, the Contract Owner may change the Annuitant's Beneficiary by sending us the appropriate Company form. Such change will take effect on the date such form is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowledges such form. You may also make the designation of Annuitant's Beneficiary irrevocable by sending us the appropriate Company form and obtaining approval from the Company. Changes in the Annuitant's Beneficiary may then be made only with the consent of the designated irrevocable Annuitant's Beneficiary.

If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions.

  (a) If there is more than one Annuitant's Beneficiary, each will share in the Death Benefits equally;

  (b) If one or two or more Annuitant's Beneficiaries have already died, that share of the Death Benefit will be paid equally to the survivor(s);

  (c) If no Annuitant's Beneficiary is living, the proceeds will be paid to the Contract Owner;

  (d) If an Annuitant's Beneficiary dies at the same time as the Annuitant, the proceeds will be paid as though the Annuitant's Beneficiary had died first. If an Annuitant's Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Annuitant's Beneficiary had died first.

If an Annuitant's Beneficiary who is receiving Annuity Payments dies, any remaining payments certain will be paid to that Annuitant's Beneficiary's named beneficiary(ies) when due. If no Annuitant's Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate. If a Life Annuity with Period Certain option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid to the Annuitant's Beneficiary or your designated Payee.

DEATH OF CONTRACT OWNER

DEATH OF CONTRACT OWNER BEFORE ANNUITY DATE. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies before the Annuity Date, the entire value of the Contract must be distributed within five years of the date of death. First exception: If the entire interest is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid as an annuity over his or her life or a period certain not to exceed his or her life expectancy as long as the payments begin within one year of the date of death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person named by the Owner as a beneficiary and who becomes Owner of the Contract upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Annuitant's Beneficiary is entitled to the Death Benefit. In this regard, see "Death of Annuitant Before Annuity Date," page 19.

DEATH OF CONTRACT OWNER ON OR AFTER ANNUITY DATE. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies on or after the Annuity Date, the remaining portions of the value of the Contract must be distributed at least as rapidly as under the method of distribution being used on the date of death.

NON-NATURAL PERSON AS CONTRACT OWNER. Where the Contract Owner is not a natural person, the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Code defines a primary Annuitant as the individual who is of primary importance in affecting the timing or the amount of payout under a Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the primary Annuitant is also treated as the death of the Contract Owner for purposes of federal tax law.


DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum Death Benefit due from the Separate Account will occur within 7 days from the date the election becomes effective except that the Company may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Contract Owners.

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment return on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, Annuitant or Annuitant's Beneficiary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws, the Treasury regulations or the current interpretations by the Internal Revenue Service. We reserve the right to make uniform changes in the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

TAXATION OF ANNUITIES IN GENERAL

GENERAL RULE OF TAX DEFERRAL

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Annuity Contracts Owned by Non-Natural Persons," page 22 and "Diversification Standards," page 23.)

TAXATION OF FULL OR PARTIAL WITHDRAWALS

Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract," as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all Purchase Payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Generally, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then investment in the Contract.

TAXATION OF ANNUITY PAYMENTS

For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after tax contributions, the Contract Owner is entitled to exclude the portion of each withdrawal or annuity payment constituting a return of tax contributions. Once all of your tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

TAX WITHHOLDING

Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to nonresident aliens at a 30% flat rate unless an exemption from withholding applies under the applicable tax treaty.

PENALTY TAXES

With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals (i) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, the death of the Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts; (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7);
(iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from a qualified plan (note, however, other penalties may apply); (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract as defined in Section 72(u)(4); (vii) allocable to the investment in the Contract prior to August 14, 1982; or
(viii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions as well as to certain contributions and other transactions under Qualified Contracts.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. The tax penalty may also not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Code used to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where the Contract is held by a non-natural person (for example, a corporation), the Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Qualified Contract, and the beneficial owners are employees, then the Qualified Contract is not treated as being held by a non-natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased by an employer on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity, as defined under the Code.

MULTIPLE--CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined under the Code. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The investment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or former spouses incident to a divorce which are governed by Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership of a Contract, a collateral assignment or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax adviser with respect to the potential tax effects of such a transaction.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

DIVERSIFICATION STANDARDS

To comply with certain diversification regulations (the "Regulations") under Code Section 817(h), one year after the start up period, each Subaccount of the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of each Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolios in which each such Subaccount invests. The Company believes that under this rule, the Separate Account must be tested for compliance with the percentage limitations by "looking through" both the shares in Portfolios that are held by the Separate Account and the shares in the Underlying Funds that are held by the Portfolios to the investment assets held by the Underlying Funds. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or ruling are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Account.

We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

                              GENERAL INFORMATION

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another registered, open-end management investment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

New portfolios may be established at the discretion of the Company. Any new portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

VOTING RIGHTS

The Trust does not hold regular meetings of shareholders. The Trustees of the Trust may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of the Trust in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Trust shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

Prior to the Annuity Date, a Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the corresponding Portfolio. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Trust.

YEAR 2000 MATTERS

In March 1997, the Company adopted and currently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process that ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. The Company has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) to develop an inventory of all applications; (2) to evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) to estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) to define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

As of the date of this Prospectus, the Company has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the year 2000). Even with appropriate and diligent pursuit of a well conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failures to act) of third parties beyond its knowledge or control.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

LEGAL MATTERS

Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Missouri law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Gregory E. Miller-Breetz, Esquire, on behalf of the Company.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                      STATEMENT OF ADDITIONAL INFORMATION
                                   FOR THE
                        ADVISOR'S EDGE VARIABLE ANNUITY
                                 AND FOR THE
                         DIMENSIONAL VARIABLE ANNUITY
                                   OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                                 P.O. BOX 32700
                           LOUISVILLE, KENTUCKY 40232

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge and the Dimensional Variable
Annuity variable annuity contracts (the "Contracts" and each a "Contract", respectively) offered by Providian Life and Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated May 1, 1998, by calling 1-800-797-9177 or by writing to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232. Terms used in the current Prospectus for the respective Contracts are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS FOR EACH CONTRACT.

                                  May 1, 1998

                               TABLE OF CONTENTS

                                                                           PAGE
THE CONTRACT..............................................................   2
  Computation of Variable Annuity Income Payments.........................   2
  Exchanges...............................................................   3
  Exceptions to Charges and to Transaction or Balance Requirements........   3
GENERAL MATTERS...........................................................   3
  Non-Participating.......................................................   3
  Misstatement of Age or Sex..............................................   3
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   5
  Federated Prime Money Yield.............................................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   5
  Standardized Average Annual Total Return for Subaccounts................   5
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   8
  Non-Standardized One Year Return........................................   9
  Non-Standardized Hypothetical Total Return and Non-Standardized
   Hypothetical Average Annual Total Return...............................   9
  Individualized Computer Generated Illustrations.........................  10
PERFORMANCE COMPARISONS...................................................  10
SAFEKEEPING OF ACCOUNT ASSETS.............................................  12
THE COMPANY...............................................................  12
STATE REGULATION..........................................................  12
RECORDS AND REPORTS.......................................................  13
DISTRIBUTION OF THE CONTRACT..............................................  13
LEGAL PROCEEDINGS.........................................................  13
OTHER INFORMATION.........................................................  13
FINANCIAL STATEMENTS......................................................  13

THE CONTRACT

In order to supplement the description in the applicable Prospectus and Appendix A thereto, the following provides additional information about the Contracts which may be of interest to Contract Owners.

PLEASE NOTE THE FOLLOWING INFORMATION IN CONNECTION WITH THIS STATEMENT OF ADDITIONAL INFORMATION AND THE CONTRACT PROSPECTUSES.

On and after March 31, 1997, the following portfolios are available through the Dimensional Variable Annuity contract (and no longer offered through the Advisor's Edge variable annuity contract):

     DFA Small Value Portfolio              DFA International Small Portfolio
     DFA Large Value Portfolio              DFA Short-Term Fixed Portfolio
     DFA International Value Portfolio      DFA Global Bond Portfolio

On and after the same date, the following portfolios are available through the Advisor's Edge variable annuity contract:

     Federated American Leaders Portfolio
     Federated Utility Portfolio
     Federated High Income Bond Portfolio
     Federated U.S. Government Securities Portfolio
     Montgomery Growth Portfolio
     Montgomery Emerging Markets Portfolio
     Stein Roe Special Venture Portfolio
     Strong International Stock Portfolio
     Wanger U.S. Small Cap Advisor Portfolio
     Wanger International Small Cap Advisor Portfolio
     Warburg Pincus International Equity Portfolio
     Warburg Pincus Small Growth Portfolio
     Strong Schafer Value Portfolio
     T. Rowe Price International Stock Portfolio
     Dreyfus Small Cap Value Portfolio
     Endeavor Enhanced Index Portfolio

On and after such date the following portfolio is available through both the Advisor's Edge and Dimensional Variable Annuity contracts:

     Federated Prime Money Portfolio

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time annuity income payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

  (a) = the Annuity Unit Value for the immediately preceding Business Day;

  (b) = the Net Investment Factor for the day;

  (c) = the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

  (a) = any increase or decrease in the value of the Subaccount due to investment results;

  (b) = a daily charge assessed at an annual rate of .50% for the mortality and expense risks assumed by the Company;

  (c) = a daily charge for the cost of administering the Contract corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contracts are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year;

except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. This Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. The Company reserves the right to impose a $15 fee for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, the Company will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

In addition to the Purchase Payment breakpoints discussed in the applicable Prospectus, the Company may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where the Company expects to realize significant economies of scale or other economic benefits with respect to the sale of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, the applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

The Company may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, and their affiliates and certain sales representatives for the Contract. The Company may also grant waivers or modifications of certain minimum or maximum purchase or transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, the Company will (1) in the case of underpayment, pay the full amount due with the next payment; (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives the appropriate Company form notifying the Company of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the appropriate Company form.

ANNUITY DATA

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

ANNUAL STATEMENT

Once each Contract Year, the Company will send you an annual statement of the current Accumulated Value allocated to each Subaccount and/or the General Account Guaranteed Options; and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Company form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time the Company may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

Certain total return and performance information for operations of the DFA
Small Value Portfolio, DFA Large Value Portfolio, DFA International Value Portfolio, DFA International Small Portfolio, the DFA Short-Term Fixed Portfolio and DFA Global Bond Portfolio for periods prior to 3/31/97 reflect operations of these Subaccounts in the Advisor's Edge Variable Annuity.

Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures. 10/6/95 for the DFA Small Value and International Small Value Portfolios; 1/18/95 for the DFA Large Value and DFA Global Bond Portfolios; 10/3/95 for the DFA International; 10/9/95 for DFA Short-Term Fixed Portfolios; 3/10/95 for the Federated American Leaders Portfolio; 7/20/95 for the Federated Utility Portfolio; 12/7/94 for the Federated Prime Money Portfolio; 6/28/95 for the Federated U.S. Government Securities Portfolio; 9/18/95 for the Federated High Income Bond Portfolio; 2/12/96 for the Montgomery Growth Portfolio; 2/5/96 for the Montgomery Emerging Markets Portfolio; 9/20/95 for the Wanger U.S. Small Cap Portfolio; 9/18/95 for the Wanger International Small Cap Portfolio; 3/31/97 for Stein Roe Special Venture Portfolio; 3/31/97 for Strong International Stock Portfolio; 3/31/97 for Warburg Pincus International Equity Portfolio; 3/31/97 for Warburg Pincus Small Company Growth Portfolio; 10/13/97 for Strong Schafer Value Portfolio; 10/31/97 for T. Rowe Price International Stock Portfolio; 10/31/97 for Dreyfus Small Cap Value Portfolio; and 10/13/97 for Endeavor Enhanced Index Portfolio.


FEDERATED PRIME MONEY PORTFOLIO SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [((Base Period Return)+1)/365/7/] - 1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                               a - b
                    YIELD = 2[(----- + 1)/6/ - 1]
                                cd

   Where:

   [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount

   [b]   equals the expenses accrued for the period (net of reimbursement)

   [c]   equals the average daily number of Units outstanding during the period

   [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads

(including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                P(1 + T)/n/ = ERV

   Where:
   (1)   [P] equals a hypothetical initial Purchase Payment of $1,000

   (2)   [T] equals an average annual total return

   (3)   [n] equals the number of years

   (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)

  The following table shows the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1997.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING 12/31/97

          Subaccount                    One Year      Since Portfolio Inception
          ----------                    --------      -------------------------

Federated Prime Money                     4.23%                 4.23%
Federated American Leaders               31.45%                28.21%
Federated US Govt Securities              7.84%                 6.78%
Federated Utility                        25.78%                20.58%
Federated High Income Bond               13.06%                12.78%
Wanger Intl Smll Cap                     -2.13%                15.86%
Wanger US Smll Cap                       28.54%                29.66%
Montgomery Emerg Mkt                     -1.26%                 2.49%
Montgomery Growth                        27.70                 28.96%
DFA Global Bond                           7.06%                 9.55%
DFA Large Value                          28.36%                22.43%
DFA Internatl Value                      -2.90%                 3.85%
DFA Internatl Small                     -25.60%               -11.98%
DFA Small Value                          29.57%                22.07%
DFA Short-Term Fixed                      4.97%                 4.71%
Stein Roe Special Venture                  N/A                 15.69%
Strong Internatl Stk                       N/A                -16.16%
Warburg Pincus Intl Equity                 N/A                 -4.01%
Warburg Pincus Smll Co Growth              N/A                -31.80%
Dreyfus Small Cap Value                    N/A                 -7.16%
Endeavor Enchanced Index                   N/A                  0.01%
Strong Schafer Value                       N/A                  0.68%
T. Rowe Price Int'l                        N/A                 -8.10%

ADDITIONAL PERFORMANCE MEASURES
-------------------------------

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Actual Total Return and the Non-Standardized Actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Actual Total Return and Non-Standardized Actual Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

NON-STANDARDIZED ACTUAL TOTAL RETURN FOR PERIOD ENDING 12/31/97

                                                      Since Portfolio
          Subaccount                    One Year         Inception
          ----------                    --------      ---------------

Federated Prime Money                     4.26%            13.65%
Federated American Leaders               31.48%           101.30%
Federated US Govt Security                7.88%            18.01%
Federated Utility                        25.81%            58.33%
Federated High Income Bond               13.09%            31.74%
Wanger Intl Smll Cap                     -2.10%            40.11%
Wanger US Smll Cap                       28.57%            80.98%
Montgomery Emerg Mkt                     -1.22%             4.86%
Montgomery Growth                        27.74%            61.57%
DFA Global Bond                           7.09%            31.03%
DFA Large Value                          28.39%            81.87%
DFA Internatl Value                      -2.86%             8.93%
DFA Internatl Small                     -25.56%           -24.77%
DFA Small Value                          29.60%            56.33%
DFA Short-Term Fixed                      5.00%            10.89%
Stein Roe Special Venture                  N/A             15.71%
Strong Internatl Stock                     N/A            -16.16%
Warburg Pincus Intl Equity                 N/A             -3.99%
Warburg Pincus Smll Co Growth              N/A             31.83%
Dreyfus Small Cap Value                    N/A             -7.16%
Endeavor Enhanced Index                    N/A              0.02%
Strong Schafer Value                       N/A              0.69%
T. Rowe Price Int'l                        N/A             -8.09%

NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING 12/31/97

          Subaccount                    One Year      Since Portfolio Inception
          ----------                    --------      -------------------------
Federated Prime Money                     4.26%                4.26%
Federated American Leaders               31.48                28.25
Federated US Govt Securities              7.88                 6.82
Federated Utility                        25.81                20.62
Federated High Income Bond               13.09                12.81
Wanger Intl Smll Cap                     -2.10                15.90
Wanger US Smll Cap                       28.57                29.71
Montgomery Emerg Mkt                     -1.22                 2.53
Montgomery Growth                        27.74                29.01
DFA Global Bond                           7.09                 9.59
DFA Large Value                          28.39                22.47
DFA Internatl Value                      -2.86                 3.88
DFA Internatl Small                     -25.56               -11.95
DFA Small Value                          29.60                22.11
DFA Short-Term Fixed                      5.00                 4.75
Stein Roe Special Venture                  N/A                15.71
Strong Internatl Stock                     N/A               -16.16
Warburg Pincus Intl Equity                 N/A                -3.99
Warburg Pincus Smll Co Growth              N/A                31.83
Dreyfus Small Cap Value                    N/A                -7.16
Endeavor Enhanced Index                    N/A                 0.02
Strong Schafer Value                       N/A                 0.69
T. Rowe Price Int'l                        N/A                -8.09

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                                         Total Return
          Subaccount                                    as of 12/31/97
          ----------                                    --------------
Federated Prime Money                                       4.26%
Federated American Leaders                                 31.48%
Federated US Govt Securities                                7.88%
Federated Utility                                          25.81%
Federated High Income Bond                                 13.09%
Wanger Intl Smll Cap                                       -2.10%
Wanger US Smll Cap                                         28.57%
Montgomery Emerg Mkt                                       -1.22%
Montgomery Growth                                          27.74%
DFA Global Bond                                             7.09%
DFA Large Value                                            28.39%
DFA Internatl Value                                        -2.86%
DFA Internatl Small                                       -25.56%
DFA Small Value                                            29.60%
DFA Short-Term Fixed                                        5.00%
Stein Roe Special Venture                                    N/A
Strong Internatl Stock                                       N/A
Warburg Pincus Intl Equity                                   N/A
Warburg Pincus Smll Co Growth                                N/A
Dreyfus Small Cap Value                                      N/A
Endeavor Enhanced Index                                      N/A
Strong Schafer Value                                         N/A
T. Rowe Price Int'l                                          N/A

NON-STANDARDIZED ONE YEAR RETURN

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                                  NON-STANDARDIZED
                                                  ONE YEAR RETURN
          Subaccount                                    1997
          ----------                              ----------------
Federated Prime Money                                    4.26%
Federated American Leaders                              31.48%
Federated US Govt Securities                             7.88%
Federated Utility                                       25.81%
Federated High Income Bond                              13.09%
Wanger Intl Small Cap                                   -2.10%
Wanger US Small Cap                                     28.57%
Montgomery Emerg Mkt                                    -1.22%
Montgomery Growth                                       27.74%
DFA Global Bond                                          7.09%
DFA Large Value                                         28.39%
DFA Internat'l Value                                    -2.86%
DFA Internat'l Small                                   -25.56%
DFA Small Value                                         29.60%
DFA Short-Term Fixed                                     5.00%
Stein Roe Special Venture                                 N/A
Strong Internatl Stock                                    N/A
Warburg Pincus Intl Equity                                N/A
Warburg Pincus Smll Co Growth                             N/A
Dreyfus Small Cap Value                                   N/A
Endeavor Enhanced Index                                   N/A
Strong Schafer Value                                      N/A
T. Rowe Price Int'l                                       N/A

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values are used for the calculations. However, they reflect a deduction for the Separate Account expenses and Portfolio expenses. They do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported.

The Non-Standardized Annual Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

The Company may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Providian Life and Health Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

  . quality of underlying investments;

  . average maturity of underlying investments;

  . type of instruments in which the Portfolio is invested;

  . changes in interest rates and market value of underlying investments;

  . changes in Portfolio expenses; and

  . the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

  . DOW JONES INDUSTRIAL AVERAGE ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

  . STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

  . LIPPER ANALYTICAL SERVICES, INC., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

  . BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

  . SHEARSON LEHMAN GOVERNMENT/CORPORATE (TOTAL) INDEX, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

  . SHEARSON LEHMAN GOVERNMENT/CORPORATE (LONG-TERM) INDEX, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

  . SHEARSON LEHMAN GOVERNMENT INDEX, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

  . MORNINGSTAR, INC., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

  . MONEY, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

  . STANDARD & POOR'S UTILITY INDEX, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

  . DOW JONES UTILITY INDEX, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

  . THE CONSUMER PRICE INDEX, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The Assets are kept physically segregated and held separate and apart from the Company's General Account assets. The General Account contains all of the assets of the Company. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

                                  THE COMPANY

Commonwealth General Corporation owns a 3.7% interest in the Company and 61%, 15.3% and 20% interests, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company, and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Commonwealth General Corporation. A 1% interest in Capital Liberty, L.P. is owned by Commonwealth General Corporation, which is the general partner, and 79.2% and 19.8% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

Commonwealth General Corporation is wholly owned by AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International n.v. AEGON International n.v. is a wholly owned subsidiary of AEGON n.v. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON n.v.

                                STATE REGULATION

The Company is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of the Company as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company or by its Administrator. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contracts, is ultimately a wholly owned subsidiary of AEGON n.v. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered to the public through persons or entities licensed under the federal securities laws and state insurance laws that have generally entered into agreements with AFSG. The offering of the Contracts is continuous and AFSG does not anticipate discontinuing the offering of the Contracts. However, AFSG does reserve the right to discontinue the offering of the Contracts.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                            FINANCIAL STATEMENTS

The audited financial statements of the Separate Account for the years ended December 31, 1997 and 1996, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of the Company for the years ended December 31, 1997 and 1996, including the Reports of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                      STATEMENT OF ADDITIONAL INFORMATION

                        FOR THE PGA RETIREMENT ANNUITY

                                   OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                                 P.O. BOX 32700
                          LOUISVILLE, KENTUCKY 40232

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the PGA Retirement Annuity contract (the "Contract") offered by Providian Life and Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated May 1, 1998, by calling 1-800-866-0005 or by writing to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

   May 1, 1998


                               TABLE OF CONTENTS

                                                                            PAGE
THE CONTRACT                                                                   1
  Computation of Variable Annuity Income Payments                              1
  Exchanges                                                                    2
  Exceptions to Charges and to Transaction or Balance Requirements             2
GENERAL MATTERS                                                                3
  Non-Participating                                                            3
  Misstatement of Age or Sex                                                   3
  Assignment                                                                   3
  Annuity Data                                                                 3
  Annual Statement                                                             3
  Incontestability                                                             4
  Ownership                                                                    4
PERFORMANCE INFORMATION                                                        4
  30-Day Yield for Subaccounts                                                 4
  Standardized Average Annual Total Return for Subaccounts                     5
ADDITIONAL PERFORMANCE MEASURES                                                6
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
   Annual Total Return                                                         6
  Non-Standardized Total Return Year-to-Date                                   6
  Non-Standardized One Year Return                                             6
PERFORMANCE COMPARISONS                                                        7
SAFEKEEPING OF ACCOUNT ASSETS                                                 10
THE COMPANY                                                                   10
STATE REGULATION                                                              10
RECORDS AND REPORTS                                                           10
DISTRIBUTION OF THE CONTRACTS                                                 11
LEGAL PROCEEDINGS                                                             11
OTHER INFORMATION                                                             11
FINANCIAL STATEMENTS                                                          11

                                  THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time annuity income payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)  =  the Annuity Unit Value for the immediately preceding Business Day;

     (b)  =  the Net Investment Factor for the day; and

     (c) = the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) = any increase or decrease in the value of the Subaccount due to investment results;

     (b) = a daily charge assessed at an annual rate of .55% for the mortality and expense risks assumed by the Company; and

     (c) = a daily charge for the cost of administering the Contract corresponding to an annual charge of .15% of the value of the Subaccount, plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of another Subaccount then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. This Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, the Company will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The Company may reduce administrative charges or other deductions from Purchase Payments in certain situations where the Company expects to realize significant economies of scale or other economic benefits with respect to the sale of Contracts.

Notwithstanding the above, any variations in administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, the Company will (1) in the case of underpayment, pay the full amount due with the next payment; (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives the appropriate Company form notifying the Company of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the appropriate Company form.

ANNUITY DATA

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

ANNUAL STATEMENT

Once each Contract Year, the Company will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Company form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time the Company may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. During the first year of operations, we have assumed an average Contract size of $3,000. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

Where applicable, 5/8/97 is the Subaccount inception date used in the calculation of performance figures.

30-DAY YIELD FOR SUBACCOUNTS

Quotations of yield for the Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                a - b
     YIELD = 2[(----- + 1)/6/ - 1]
                 cd

Where:

     [a] = the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;

     [b]  =  the expenses accrued for the period (net of reimbursement);

     [c]  =  the average daily number of Units outstanding during the period;
             and

     [d] = the maximum offering price per Accumulation Unit on the last day of the period.

Yield on the Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

          P(1 + T)/n/ = ERV

Where:

     [P]  =  a hypothetical initial Purchase Payment of $1,000;

     [T]  =  an average annual total return;

     [n]  =  the number of years; and

     [ERV]  =  the ending redeemable value of a hypothetical $1,000 Purchase
               Payment made at the beginning of the period (or fractional portion thereof).

The following table shows the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1997.

                                                            Since
        Subaccount                   One Year*       Portfolio Inception
        ----------                   ---------       -------------------
Capital Preservation Portfolio          N/A                  3.79%
Income Oriented Portfolio               N/A                  7.70%
Growth and Income Portfolio             N/A                  9.10%
Capital Growth Portfolio                N/A                  1.51%
Maximum Appreciation Portfolio          N/A                 13.65%

*Returns shown are for the period from each Portfolio's inception date. As of 12/31/97, the Portfolios had not been in operation for an entire year.

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Actual Total Return and the Non-Standardized Actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Actual Total Return and Non-Standardized Actual Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

NON-STANDARDIZED ACTUAL TOTAL RETURN FOR THE PERIOD ENDING 12/31/97

                                                            Since
        Subaccount                   One Year*       Portfolio Inception
        ----------                   ---------       -------------------
Capital Preservation Portfolio          N/A                  3.79%
Income Oriented Portfolio               N/A                  7.70%
Growth and Income Portfolio             N/A                  9.10%
Capital Growth Portfolio                N/A                  1.51%
Maximum Appreciation Portfolio          N/A                 13.65%

*Returns shown are for the period from each Portfolio's inception date. As of 12/31/97, the Portfolios had not been in operation for an entire year.

NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING 12/31/97

                                                            Since
        Subaccount                   One Year*       Portfolio Inception
        ----------                   ---------       -------------------
Capital Preservation Portfolio          N/A                  3.79%
Income Oriented Portfolio               N/A                  7.70%
Growth and Income Portfolio             N/A                  9.10%
Capital Growth Portfolio                N/A                  1.51%
Maximum Appreciation Portfolio          N/A                 13.65%

*Returns shown are for the period from each Portfolio's inception date. As of 12/31/97, the Portfolios had not been in operation for an entire year.

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                            Total Return YTD
        Subaccount                          as of 12/31/97*
        ----------                          ----------------
Capital Preservation Portfolio                    4.44%
Income Oriented Portfolio                         8.35%
Growth and Income Portfolio                       9.75%
Capital Growth Portfolio                          2.16%
Maximum Appreciation Portfolio                   14.30%

*Returns shown are for the period from each Portfolio's inception date. As of 12/31/97, the Portfolios had not been in operation for an entire year.


NON-STANDARDIZED ONE YEAR RETURN

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                            Non-Standardized
        Subaccount                          One Year Return 1997*
        ----------                          ---------------------
Capital Preservation Portfolio                      4.44%
Income Oriented Portfolio                           8.35%
Growth and Income Portfolio                         9.75%
Capital Growth Portfolio                            2.16%
Maximum Appreciation Portfolio                     14.30%

*Returns shown are for the period from each Portfolio's inception date.
As of 12/31/97, the Portfolios had not been in operation for an entire year.

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Providian Life and Health Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .  quality of underlying investments;

     .  average maturity of underlying investments;

     .  type of instruments in which the Portfolio is invested;

     .  changes in interest rates and market value of underlying investments;

     .  changes in Portfolio expenses; and

     .  the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

  . DOW JONES INDUSTRIAL AVERAGE ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

  . STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

  . LIPPER ANALYTICAL SERVICES, INC., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

  . BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

  . SHEARSON LEHMAN GOVERNMENT/CORPORATE (TOTAL) INDEX, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

  . SHEARSON LEHMAN GOVERNMENT/CORPORATE (LONG-TERM) INDEX, an index composed of the same types of issues as defined above.

     However, the average maturity of the bonds included in this index approximates 22 years.

  . SHEARSON LEHMAN GOVERNMENT INDEX, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

  . MORNINGSTAR, INC., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

  . MONEY, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

  . STANDARD & POOR'S UTILITY INDEX, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

  . DOW JONES UTILITY INDEX, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

  .  THE CONSUMER PRICE INDEX, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The Assets are kept physically segregated and held separate and apart from the Company's General Account assets. The General Account contains all of the assets of the Company. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

                                  THE COMPANY

Commonwealth General Corporation owns a 3.7% interest in the Company and 61%, 15.3%, and 20% interests, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company, and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Commonwealth General Corporation. A 1% interest in Capital Liberty, L.P. is owned by Commonwealth General Corporation, which is the general partner, and 79.2% and 19.8% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

Commonwealth General Corporation is wholly owned by AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International n.v. AEGON International n.v. is a wholly owned subsidiary of AEGON n.v. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON n.v.

                                STATE REGULATION

The Company is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of the Company as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation, formerly Providian Securities Corporation ("AFSG"), the principal underwriter of the Contracts, is ultimately a wholly owned subsidiary of AEGON n.v. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered to members and employees of the Professional Golfers Association of America ("PGA") and other golf related associations approved by the PGA and the Company through persons or entities licensed under the federal securities laws and state insurance laws that have generally entered into agreements with AFSG. The offering of the Contracts is continuous and AFSG does not anticipate discontinuing the offering of the Contracts. However, AFSG does reserve the right to discontinue the offering of the Contracts.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of the Separate Account for the year ended December 31, 1997, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information. The Subaccounts described in the Contract Prospectus had not yet commenced operations as of the year ended December 31, 1996, and consequently had no assets or liabilities. Accordingly, no financial statements are included for the Separate Account for the year ended December 31, 1996. The audited statutory-basis financial statements of the Company for the years ended December 31, 1997 and 1996, including the Reports of Independent Auditors thereon, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets to be held in the Separate Account.

                     STATUTORY- BASIS FINANCIAL STATEMENTS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                    CONTENTS

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets (Statutory-Basis)..........................................   2
  Statements of Operations (Statutory-Basis)................................   3
  Statements of Changes in Capital and Surplus (Statutory-Basis)............   4
  Statements of Cash Flows (Statutory-Basis)................................   5
  Notes to Financial Statements.............................................   6

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
Providian Life and Health Insurance Company

  We have audited the accompanying statutory-basis balance sheets of Providian Life and Health Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and sur-plus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably de-terminable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the pre-ceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the fi-nancial position of Providian Life and Health Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Providian Life and Health Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended, in conformity with ac-counting practices prescribed or permitted by the Missouri Department of In-surance.

/s/ Ernst & Young LLP
Louisville, Kentucky
April 24, 1998

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                        BALANCE SHEETS (STATUTORY-BASIS)

                                                              DECEMBER 31
                                                        -----------------------
                                                           1997        1996
                                                        ----------- -----------
                                                            (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
 Bonds................................................. $ 4,363,420 $ 4,249,252
 Preferred stocks......................................      31,519      30,658
 Common stocks.........................................     487,831     438,067
 Mortgage loans........................................   2,269,507   2,651,611
 Real estate...........................................       8,759       6,653
 Policy loans..........................................     155,430     158,186
 Cash and short-term investments.......................      45,122     139,705
 Other invested assets.................................     216,266     168,430
                                                        ----------- -----------
Total cash and invested assets.........................   7,577,854   7,842,562
Deferred and uncollected premiums......................      46,428      49,186
Accrued investment income..............................      91,639      89,539
Other receivables......................................      15,150      38,556
Amounts due from affiliates............................      17,480       7,687
Federal income taxes recoverable from parent...........         230       5,840
Other admitted assets..................................          32       1,385
Separate account assets................................   3,573,052   2,427,504
                                                        ----------- -----------
    TOTAL ADMITTED ASSETS.............................. $11,321,865 $10,462,259
                                                        =========== ===========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate policy reserves............................. $ 4,573,048 $ 4,736,127
 Policy and contract claims............................      49,145      43,006
 Policyholder contract deposits........................   1,770,902   1,961,549
 Other policy or contract liabilities..................     460,461     366,441
 Amounts due to affiliates.............................      18,429      12,719
 Asset valuation reserve...............................     109,465      97,169
 Accrued expenses and other liabilities................     165,840     212,433
 Separate account liabilities..........................   3,544,304   2,427,504
                                                        ----------- -----------
Total liabilities......................................  10,691,594   9,856,948
Capital and surplus:
 Common stock, $11 par value; 1,145,000 shares
  authorized, issued and outstanding...................      12,595      12,595
 Preferred stock, $11 par value; 2,290,000 shares
  authorized, issued and outstanding...................      25,190      25,190
 Paid-in surplus.......................................       2,583       2,583
 Unassigned surplus....................................     589,903     564,943
                                                        ----------- -----------
Total capital and surplus..............................     630,271     605,311
                                                        ----------- -----------
    TOTAL LIABILITIES AND CAPITAL AND SURPLUS.......... $11,321,865 $10,462,259
                                                        =========== ===========

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS (STATUTORY-BASIS)

                                                          YEAR ENDED DECEMBER
                                                                  31
                                                         ----------------------
                                                            1997        1996
                                                         ----------  ----------
                                                            (IN THOUSANDS)
Revenues:
 Premiums earned:
  Life and annuity.....................................  $  406,561  $  343,086
  Accident and health..................................     144,713     154,993
 Annuity fund deposits.................................     995,014   1,073,366
 Net investment income.................................     559,656     569,860
 Commissions and expense allowances on reinsurance
  ceded................................................       2,323       1,123
 Amortization of interest maintenance reserve..........       6,333       3,109
 Other income..........................................       7,770      10,196
                                                         ----------  ----------
                                                          2,122,370   2,155,733
Benefits and expenses:
 Accident and health, life and other benefits..........   1,474,430   1,417,390
 Decrease in aggregate policy reserves.................    (381,758)   (111,769)
 Interest on policyholder contract deposits............     122,478     102,631
 Commissions and expense allowances on reinsurance
  assumed..............................................      41,990      39,533
 General insurance and other expenses..................     129,266     122,906
 Reinsurance recapture fee.............................         553       2,320
 Net transfers to separate accounts....................     599,633     425,800
                                                         ----------  ----------
                                                          1,986,592   1,998,811
                                                         ----------  ----------
Net gain from operations before federal income taxes...     135,778     156,922
Federal income tax expense.............................      54,615      50,639
                                                         ----------  ----------
Net gain from operations...............................      81,163     106,283
Net realized capital gains, net of income taxes (1997--
 $9,506; 1996--$1,402) and excluding gains transferred
 to the interest maintenance reserve (1997--$10,093;
 1996--$2,921).........................................      24,702       3,394
                                                         ----------  ----------
Net income.............................................  $  105,865  $  109,677
                                                         ==========  ==========


                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS)

                                           COMMON  PREFERRED PAID-IN UNASSIGNED
                                            STOCK    STOCK   SURPLUS  SURPLUS
                                           ------- --------- ------- ----------
                                                      (IN THOUSANDS)
Balances, January 1, 1996................. $12,595  $25,190  $2,583   $536,126
Net income................................     --       --      --     109,677
Change in net unrealized gains on
 investments..............................     --       --      --      40,540
Dividends to shareholders.................     --       --      --    (125,000)
Prior year federal income tax adjustment..     --       --      --       6,546
Decrease in nonadmitted assets............     --       --      --       4,737
Increase in asset valuation reserve.......     --       --      --      (7,683)
                                           -------  -------  ------   --------
Balances, December 31, 1996............... $12,595  $25,190  $2,583   $564,943
Net income................................     --       --      --     105,865
Change in net unrealized gains on
 investments..............................     --       --      --      45,907
Dividends to shareholders.................     --       --      --    (120,000)
Prior year federal income tax adjustment..     --       --      --       4,719
Decrease in nonadmitted assets............     --       --      --         341
Increase in asset valuation reserve.......     --       --      --     (12,296)
Change in surplus in separate accounts....     --       --      --         424
                                           -------  -------  ------   --------
Balances, December 31, 1997............... $12,595  $25,190  $2,583   $589,903
                                           =======  =======  ======   ========



                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS (STATUTORY-BASIS)

                                                         YEAR ENDED DECEMBER
                                                                 31
                                                        ----------------------
                                                           1997        1996
                                                        ----------  ----------
                                                           (IN THOUSANDS)
Cash and short-term investments provided
 Operations:
  Premiums and annuity fund deposits................... $1,549,498  $1,573,203
  Net investment income received.......................    544,108     574,079
  Allowances and reserve adjustments received on
   reinsurance ceded...................................      2,323       1,125
Other income received..................................      5,906      10,182
                                                        ----------  ----------
                                                         2,101,835   2,158,589
  Benefits paid........................................  1,468,102   1,412,797
  General insurance and other expenses.................    170,488     169,580
  Federal income taxes paid............................     53,792      56,121
  Net increase (decrease) in policy loans and premium
   notes...............................................     (2,745)      3,520
  Paid reinsurance reserves and other items............         18         293
  Net transfers to separate accounts...................    602,788     412,252
                                                        ----------  ----------
                                                         2,292,443   2,054,563
                                                        ----------  ----------
 Total cash provided (applied) by operations...........   (190,608)    104,026
 Investments sold, matured or repaid...................  5,059,887   3,688,955
 Other cash provided:
  Increase in amounts due to affiliates................      5,709       7,826
  Net increase in broker receivables...................        891      31,112
  Other items..........................................     15,014      40,047
                                                        ----------  ----------
 Total other cash provided.............................     21,614      78,985
                                                        ----------  ----------
Total cash and short-term investments provided.........  4,890,893   3,871,966
Cash and short-term investments applied:
 Investments acquired..................................  4,783,450   3,717,511
 Other cash applied:
  Dividends paid to shareholders.......................    120,000     125,000
  Decrease in amounts due to affiliates................      9,770       6,162
  Net decrease in broker payables......................     22,505         --
  Net cash and short-term investments transferred on
   reinsurance recaptured..............................        650      78,980
  Capital contribution to separate account.............     26,362         --
  Other items..........................................     22,739       9,874
                                                        ----------  ----------
 Total other cash applied..............................    202,026     220,016
                                                        ----------  ----------
Total cash and short-term investments applied..........  4,985,476   3,937,527
                                                        ----------  ----------
Decrease in cash and short-term investments............    (94,583)    (65,561)
Cash and short-term investments:
 Beginning of year.....................................    139,705     205,266
                                                        ----------  ----------
 End of year........................................... $   45,122  $  139,705
                                                        ==========  ==========

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES

 Organization

  Providian Life and Health Insurance Company (PLH) is a life and health in-surance company domiciled in Missouri. Prior to June 10, 1997, PLH was an in-direct, wholly owned subsidiary of Providian Corporation (Providian). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an inter-national insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation (Com-monwealth). Effective December 31, 1997, ownership of Commonwealth was trans-ferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

  PLH is directly owned by Commonwealth Life Insurance Company (CLICO) 61%, Capital Liberty, L.P. (CLLP) 20%, Peoples Security Life Insurance Company
(PSI) 15%, and Commonwealth 4%. Commonwealth is the ultimate parent of CLICO, CLLP, and PSI. PLH wholly owns an insurance subsidiary, Veterans Life Insur-ance Company (VLIC), which wholly owns an insurance subsidiary, First Providian Life and Health Insurance Company (FPLH), and a non-insurance sub-sidiary.

 Nature of Operations

  PLH sells and services life and accident and health insurance products, pri-marily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. PLH also sells and services group and individual accumulation products, pri-marily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

 Management's Estimates

  The preparation of financial statements of insurance companies requires man-agement to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assump-tions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

  The accompanying financial statements of PLH have been prepared in accor-dance with the accounting practices prescribed or permitted by the Missouri Department of Insurance. Such practices vary from generally accepted account-ing principles (GAAP). The more significant variances from GAAP are as fol-lows:

   Investments

    Investments in bonds and mandatorily redeemable preferred stocks are re-ported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity in-vestments are designated at purchase as held-to-maturity, trading or avail-able-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

    Fair values of investments in bonds and stocks are generally based on values specified by the Securities Valuation Office (SVO) of the NAIC, rather than on values provided by outside broker confirmations or inter-nally calculated estimates. However, for certain investments, the NAIC does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, quoted fair values pro-vided by outside broker confirmations or internally calculated estimates. Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by PLH is included in investments rather than reported as an operating asset, and investment in-come and operating expenses include amounts representing rent for PLH's oc-cupancy of such real estate. Changes between cost and admitted asset in-vestment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Valuation allowances are established for mortgage loans based on the dif-ference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments. Under GAAP, valuation allowances would be estab-lished when PLH determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. Such allowances are generally based on the es-timated fair value of the underlying real estate (collateral). The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

    Under a formula prescribed by the NAIC, PLH defers the portion of real-ized capital gains and losses attributable to changes in the general level of interest rates on sales of certain liabilities and fixed income invest-ments, principally bonds and mortgage loans, and amortizes such deferrals into income on a straight-line basis over the remaining period to maturity based on groupings of individual liabilities or investments sold. The net accumulated unamortized balance of such deferrals is reported as an "inter-est maintenance reserve" (IMR). Realized capital gains and losses are re-ported in income net of federal income tax and transfers to the IMR. At De-cember 31, 1997 and 1996, the IMR balance was in an asset position of $7,002,000 and $10,762,000, respectively, and was non-admitted for statu-tory accounting purposes. The "asset valuation reserve" (AVR) is also de-termined by a NAIC prescribed formula and is reported as a liability rather than a valuation allowance. The AVR represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or cred-ited directly to unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and direct write-downs are recorded (or valuation allowances are provided, where appropriate under GAAP) when there has been a decline in value deemed to be other than temporary, in which case, write-downs (or provisions) for such declines are charged to income.

   Subsidiaries

    The accounts and operations of PLH's subsidiaries are not consolidated with the accounts and operations of PLH as would be required under GAAP.

   Policy Acquisition Costs

    Costs of acquiring and renewing business are expensed when incurred. Un-der GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance and investmenttype contracts, to the extent recover-able from future gross profits, deferred policy acquisition costs are amor-tized generally in

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

   Nonadmitted Assets

    Certain assets designated as "nonadmitted," principally agents' debit balances and furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

   Premiums

    Revenues for universal life policies and investment-type contracts con-sist of the entire premium received and benefits incurred represent the to-tal of death benefits paid, surrenders and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recog-nized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

   Benefit Reserves

    Certain policy reserves are calculated using prescribed interest and mor-tality assumptions rather than on expected experience and actual account balances as would be required under GAAP.

   Reinsurance

    Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be re-quired under GAAP.

    Commissions allowed by reinsurers on business ceded are reported as in-come when received rather than being deferred and amortized with deferred policy acquisition costs.

   Federal Income Taxes

    Deferred federal income taxes are not provided for differences between the financial statement amounts and the tax bases of assets and liabili-ties.

   Statements of Cash Flows

    Cash and short term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

  The effects of the foregoing variances from GAAP on the accompanying statu-tory-basis financial statements have not been determined, but are presumed to be material.

  Other significant accounting policies followed in preparing the accompanying statutory-basis financial statements are as follows:

   Investments

    Bonds, preferred stocks, common stocks, mortgage loans, real estate, pol-icy loans, short-term investments, other invested assets and derivative fi-nancial instruments are stated at values prescribed by the NAIC, as fol-lows:

      Bonds not backed by other loans are stated at amortized cost using the constant effective yield method.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

      Loan-backed bonds and structured securities are valued at amortized cost using the constant effective yield method. Anticipated prepayments are considered when determining the amortization of related discounts or premiums. Prepayment assumptions are obtained from dealer survey values or internal estimates and are consistent with the current inter-est rate and economic environment. The retrospective adjustment method is used to value such securities.

      Preferred stocks are carried at cost. In addition, certain bonds and preferred stocks are carried at the lower of cost (or amortized cost) or the NAIC designated fair value.

      Common stocks are carried at the NAIC designated fair value, except that investments in unconsolidated subsidiaries and affiliates in which PLH has an interest of 20 percent or more are carried on the equity ba-sis.

      Mortgage loans in good standing are carried at unpaid principal bal-ances while statutorily delinquent mortgages are carried at their un-paid principal balance less the related valuation allowance.

      Real estate is carried at the lower of cost (less depreciation for occupied and investment real estate, generally calculated using the straight-line method) or net realizable value, and is net of related obligations, if any.

      Policy loans are carried at the aggregate unpaid principal balance.

      Short-term investments include investments with maturities of less than one year at the date of acquisition. Short-term investments are carried at amortized cost.

      Other invested assets are comprised of limited partnership invest-ments and are valued using the equity method of accounting.

      Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be ef-fective hedges are valued at fair value.

    Bond and other loan interest is credited to income as it accrues. Divi-dends on preferred and common stocks are credited to income on exdividend dates. For securities, PLH follows the guidelines of the NAIC for each se-curity on an individual basis in determining the admitted or nonadmitted status of accrued income amounts. There was no interest on securities ex-cluded from investment income at December 31, 1997 and 1996. For mortgage loans, PLH's policy is to exclude from investment income interest in excess of three months past due. At December 31, 1997 and 1996, the total amount excluded from accrued investment income for delinquent mortgage loans was approximately $308,000 and $504,000, respectively. The amounts to be paid or received as a result of derivative instruments are recognized in the statements of operations as an adjustment to investment income. Realized capital gains and losses on derivative instruments are recognized currently in earnings. If the item being hedged is subject to the IMR, the gain or loss on the hedging derivative instrument is subject to the IMR upon termi-nation.

    Net income includes realized capital gains and losses on investments sold, net of federal income tax and transfers to the IMR. The cost of in-vestments sold is determined on a first-in, first-out basis.

   Separate Accounts

    Separate account assets and liabilities reported in the accompanying statutory-basis financial statements represent funds that are separately administered, principally for annuity contracts, and for which the contract holder, rather than PLH, bears the investment risk. Separate account con-tract holders have no claim against the assets of the general account of PLH. Separate account assets are reported at estimated fair value. Separate account liabilities are also reported at estimated fair value and are ex-clusive of capital contributions

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY made by PLH. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on sep-arate account policyholder deposits are included in net transfers to sepa-rate accounts in the accompanying statements of operations.

   Policy Reserves

    Unearned premiums represent the portion of premiums written which are ap-plicable to the unexpired terms of accident and health policies in force, calculated principally by the application of monthly pro rata fractions. Liabilities for unearned premiums are included in aggregate policy re-serves.

    PLH waives deduction of deferred fractional premiums upon death of insureds. PLH's policy is to return any portion of the final premium beyond the date of death. Surrender values on direct business are not promised in excess of the legally computed reserves. Additional premiums are charged for policies issued on substandard lives according to underwriting classi-fication. Mean reserves are determined by computing the regular mean re-serve for the plan at the issued age and holding, in addition, onehalf of the extra premium charged for the year.

    The tabular interest has been determined from the basic data for the cal-culation of policy reserves. The tabular less actual reserve released and the tabular cost have been determined by formula as described in the NAIC instructions.

    Policy reserves also include single premium and flexible premium annuity contracts and structured settlement contracts. The single premium and flex-ible premium contracts contain surrender charges for the first six to seven years of the contract. These contract reserves are held at the contract value that accrues to the policyholder. Structured settlement contracts contain no surrender charge as the contracts are not surrenderable. Policy reserves on these contracts are determined based on the expected future cash flows discounted at the applicable statutorily defined mortality and interest rates. Annual effective rates credited to these annuity contracts ranged from 4.0 percent to 8.0 percent during 1997 and 1996.

   Liabilities for Policy and Contract Claims

    Liabilities for policy and contract claims, principally related to acci-dent and health policies, include amounts determined in accordance with standard actuarial practice and statutory regulation. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the liabilities for policy and contract claims are adequate. The meth-ods of making such estimates and establishing the resulting liabilities are continually reviewed and updated, and any adjustments resulting therefrom are reflected in current earnings.

   Policyholder Contract Deposits

    Policyholder contract deposits are comprised primarily of guaranteed in-vestment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon prede-termined indices. The second type guarantees principal and interest, but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder. Annual effective rates credited to these GICs ranged from 5.5 percent to 6.6 percent and from 5.2 percent to
  6.6 percent during 1997 and 1996, respectively.

   Premiums, Benefits and Expenses

    For individual and most group life policies, premiums are reported as earned on the policy/certificate anniversary. For individual and group an-nuities, premiums and annuity fund deposits are recorded as earned when collected. For individual and group accident and health policies, premiums are recorded as earned on

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY a pro rata basis over the coverage period for which the premiums were col-lected or due. Benefit claims (including an estimated provision for claims incurred but not reported), policy reserve changes and expenses are charged to income as incurred.

   Reinsurance

    Reinsurance premiums, benefits and expenses are accounted for in a manner consistent with that used in accounting for original policies issued and the terms of the reinsurance contracts. Premiums, benefits, expenses and the reserves for policy and contract liabilities and unearned premiums are recorded net of reinsured amounts.

   Guaranty Fund Assessments

    Periodically, PLH is assessed by various state guaranty funds as part of those funds' activities to collect funds from solvent insurance companies to cover certain losses to policyholders that resulted from the insolvency or rehabilitation of other insurance companies. Each state guaranty fund operates independently of any other state guaranty fund; as such, the meth-ods by which assessments are levied against PLH vary from state to state. Also, some states permit guaranty fund assessments to be partially recov-ered through reductions in future premium taxes. At December 31, 1997 and 1996, PLH has established an estimated liability for guaranty fund assess-ments for those insolvencies or rehabilitations that have actually occurred prior to that date. The estimated liability is determined using preliminary information received from the various state guaranty funds and the National Organization of Life and Health Insurance Guaranty Associations. Because there are many uncertainties regarding the ultimate assessments that will be assessed against PLH, the ultimate assessments for those insolvencies or rehabilitations that occurred prior to December 31, 1997 may vary from the estimated liability included in the accompanying financial statements. The estimated liability for guaranty fund assessments recorded at December 31, 1997 and 1996 was $12,354,000 and $11,525,000, respectively.

   Permitted Statutory Accounting Practices

    PLH's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Missouri Depart-ment of Insurance. Currently, "prescribed" statutory accounting practices include state insurance laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC, including the NAIC's Accounting Practices and Procedures Manual. "Permitted" statutory accounting practices encompass all accounting practices that are not pre-scribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

    The NAIC is in the process of codifying statutory accounting practices (Codification). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that PLH uses to prepare its statutory-basis financial state-ments. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the pre-scribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for PLH, Missouri must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department of Insurance. At this time it is unclear whether Missouri will adopt Codification. However, based on current draft guidance, management believes that the impact of codification will not be material to PLH's statutory-basis financial statements.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

 Reclassifications

  Certain reclassifications have been made to the prior year financial state-ments to conform with the current year presentation.

2. INVESTMENTS

  The tables below contain amortized cost (carrying value or statement value) and fair value information on bonds.

                                                  GROSS      GROSS
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
                                                   (IN THOUSANDS)
DECEMBER 31, 1997
U.S. government obligations......... $  133,391  $    931   $   229   $  134,093
States and political subdivisions...     19,464     1,217       --        20,681
Foreign government obligations*.....     29,293       227        67       29,453
Corporate and other.................  2,595,091    95,032     4,976    2,685,147
Foreign corporate*..................    384,898    14,292    10,739      388,451
Asset-backed........................    541,542       434       --       541,976
Mortgage-backed.....................    659,741       --        --       659,741
                                     ----------  --------   -------   ----------
                                     $4,363,420  $112,133   $16,011   $4,459,542
                                     ==========  ========   =======   ==========

                                                  GROSS      GROSS
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
                                                   (IN THOUSANDS)
DECEMBER 31, 1996
U.S. government obligations......... $  170,990  $   576    $ 3,340   $  168,226
States and political subdivisions...     33,765      526        994       33,297
Foreign government obligations*.....     39,483      301        432       39,352
Corporate and other.................  2,730,863   43,960     23,430    2,751,393
Foreign corporate*..................    218,306    5,868        679      223,495
Asset-backed........................    519,149      --         --       519,149
Mortgage-backed.....................    536,696      --         --       536,696
                                     ----------  -------    -------   ----------
                                     $4,249,252  $51,231    $28,875   $4,271,608
                                     ==========  =======    =======   ==========

--------
*  Substantially all are U.S. dollar denominated.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The amortized cost and fair value of bonds at December 31, 1997, by contrac-tual maturity, are shown below. Actual maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay ob-ligations, sometimes without call or prepayment penalties.

                                                          AMORTIZED     FAIR
                                                             COST      VALUE
                                                          ---------- ----------
                                                             (IN THOUSANDS)
      Due in one year or less............................ $  123,776 $  123,553
      Due after one year through five years..............    524,363    525,913
      Due after five years through ten years.............    886,610    895,178
      Due after ten years................................  1,627,388  1,713,181
                                                          ---------- ----------
                                                           3,162,137  3,257,825
      Asset-backed securities............................    541,542    541,976
      Mortgage-backed securities.........................    659,741    659,741
                                                          ---------- ----------
                                                          $4,363,420 $4,459,542
                                                          ========== ==========

  Proceeds during 1997 and 1996 from sales, maturities and calls of bonds were $4,006,319,000 and $2,992,250,000, respectively. Gross gains of $43,227,000 and $36,104,000 and gross losses of $29,488,000 and $28,403,000 in 1997 and
1996, respectively, were realized on those sales.

  The cost of preferred stocks of unaffiliated companies was $31,519,000 and $30,886,000 at December 31, 1997 and 1996, respectively, and the related fair value was $31,640,000 and $30,681,000 at December 31, 1997 and 1996, respec-
tively. There was no difference between cost and statement value of preferred stocks at December 31, 1997. The difference between cost and statement value of $228,000 at December 31, 1996 was credited directly to unassigned surplus as of that date and did not affect net income.

  The change in unrealized gains and losses on investments in common stocks and on investments in subsidiaries is credited or charged directly to unas-signed surplus and does not affect net income. The cost and fair value of those investments at December 31, 1997 and 1996 were as follows:

                                                    GROSS      GROSS
                                                  UNREALIZED UNREALIZED   FAIR
                                           COST     GAINS      LOSSES    VALUE
                                         -------- ---------- ---------- --------
                                                     (IN THOUSANDS)
DECEMBER 31, 1997
Common stocks........................... $ 34,723  $  1,527    $3,455   $ 32,795
Subsidiaries............................  202,606   252,430       --     455,036
                                         --------  --------    ------   --------
                                         $237,329  $253,957    $3,455   $487,831
                                         ========  ========    ======   ========
DECEMBER 31, 1996
Common stocks........................... $ 28,991  $    655    $1,083   $ 28,563
Subsidiaries............................  202,606   206,898       --     409,504
                                         --------  --------    ------   --------
                                         $231,597  $207,553    $1,083   $438,067
                                         ========  ========    ======   ========

  The fair value of investments in subsidiaries presented above represents PLH's equity interest in the net assets of the subsidiary.

  Included in investments are securities having statement values of $3,966,000 at December 31, 1997 which were on deposit with various state insurance de-partments to satisfy regulatory requirements.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The carrying value of mortgage loans is net of an allowance for loan losses of $868,000 and $2,526,000 at December 31, 1997 and 1996, respectively. The maximum and minimum lending rates for commercial mortgage loans made during 1997 were 8.8 percent and 6.9 percent, respectively; the maximum and minimum lending rates for residential mortgage loans made during 1997 were 9.0 percent and 4.3 percent, respectively; and the maximum and minimum lending rates for farm mortgage loans made during 1997 were 8.5 percent and 7.8 percent, respec-tively. The maximum percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed or purchase money mort-gages, was 80 percent. Hazard insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of De-cember 31, 1997, PLH held $1,059,000 of mortgages with interest more than one year overdue amounting to $137,000. As of December 31, 1997, there were no taxes, assessments, or other amounts advanced by PLH on account of mortgage loans which were not included in mortgage loan totals. During 1997, $440,000 of taxes and maintenance expenses were paid by PLH on property acquired through foreclosure. During 1997, PLH did not reduce interest rates on any outstanding mortgages.

3. FINANCIAL INSTRUMENTS

  PLH utilizes a variety of financial instruments in its asset/liability man-agement process and to meet its customers' financing needs. The asset/liability management process focuses on the management of a variety of risks, including interest rate, market and credit risks. Effective management of these risks is an important determinant of profitability. Instruments used in this process and to meet the customers' financing and investing needs in-clude derivative financial instruments, primarily interest rate swap agree-ments and futures contracts, and commitments to extend credit. Other deriva-tives, such as forwards, are used to a much lesser extent in the asset/liability management process. All of these instruments involve (to vary-ing degrees) elements of market and credit risks in excess of the amounts rec-ognized in the accompanying financial statements at a given point in time. The contract or notional values of all of these instruments reflect the extent of involvement in the various types of financial instruments.

  PLH's exposure to market risk (including interest rate risk) is the risk of market volatility and potential disruptions in the market which may result in certain instruments being less valuable. PLH monitors and controls its expo-sure to this risk primarily through the use of cash flow stress testing, total portfolio analysis of net duration levels, a monthly mark-to-market process and ongoing monitoring of interest rate movements.

  PLH's exposure to credit risk (including interest rate risk) is the risk of loss from a counterparty failing to perform according to the terms of the con-tract. This exposure includes settlement risk (risk that the counterparty de-faults after PLH has delivered funds or securities under the terms of the con-tract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty non-performance on interest rate swap agreements and futures. Interest rate swap agreements are subject to replace-ment cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. Default by a counterparty would not result in an immediate accounting loss. These instruments, as well as futures and forwards, are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. Credit loss exposure resulting from non-performance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

  The credit risk on all financial instruments, whether on- or off-balance sheet, is controlled through an ongoing credit review, approval and monitoring process. PLH determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with credit risk, and establishes individual

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY and aggregate counterparty exposure limits. In order to limit exposure associ-ated with counterparty nonperformance on interest rate swap agreements, PLH enters into master netting agreements with its counterparties. These master netting agreements provide that, upon default of either party, contracts in gain positions will be offset with contracts in loss positions and the net gain or loss will be received or paid, respectively. Assuming every counterparty defaulted, the cost of replacing those interest rate contracts in a net gain position, after consideration of the aforementioned master netting agreements, was $20,344,000 and $22,188,000 at December 31, 1997 and 1996, re-
spectively.

  PLH manages interest rate risk through the use of duration analysis. Dura-tion is a key portfolio management tool and is measured for both assets and liabilities. For the simplest forms of assets or liabilities, duration is pro-portional to their weighted average life, with weights equal to the discounted present value of estimated cash flows. This methodology causes near-term cash flows to have a greater proportional weight than cash flows further in the fu-ture. For more complex assets and liabilities with optional cash flows, for example, callable bonds, mortgage-backed securities, or traditional insurance liabilities, additional adjustments are made in estimating an effective dura-tion number. PLH uses derivatives as a less costly and less burdensome alter-native to restructuring the underlying cash instruments to manage interest rate risk based upon the aggregate net duration level of its aggregate portfo-lio. Information is provided below for each significant derivative product type.

  Interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments, without an exchange of the underlying princi-pal amount. PLH also enters into basis swap agreements where amounts received are based primarily upon three month LIBOR or less and pays amounts based on either a short-term Treasury or Prime Rate. The amounts to be paid or received as a result of these agreements are accrued and recognized in the accompanying statements of operations through net investment income. Gains or losses real-ized on closed or terminated agreements are deferred and amortized as a compo-nent of the IMR.

  Futures are contracts which call for the delayed delivery of securities in which the seller agrees to deliver on a specified future date, a specified in-strument at a specified price. The daily change in fair value for futures used as accounting hedges both for products that provide a return based on the mar-ket performance of a designated index and for investments in common stocks are recognized in the accompanying statement of operations through net realized investment gains and losses. Margin requirements on futures contracts, equal to the change in fair value, are usually settled on a daily basis.

  The following table summarizes the activity by notional or contract value in derivative products for 1997 and 1996:

                                 RECEIVE   PAY FIXED/
                                FIXED/PAY   RECEIVE
                                 FLOATING   FLOATING   BASIS   FUTURES  FORWARDS
                                ---------- ---------- -------- -------- --------
                                                 (IN THOUSANDS)
Balances, December 31, 1995.... $1,320,962  $   --    $ 65,198 $ 50,106 $250,000
  Additions....................    107,473   10,000    100,000  314,271      --
  Maturities...................    109,268      --       4,558      --       --
  Terminations.................    396,400      --         --   293,594      --
                                ----------  -------   -------- -------- --------
Balances, December 31, 1996....    922,767   10,000    160,640   70,783  250,000
  Additions....................    266,290   25,958        --   319,168      --
  Maturities...................    194,567      --      22,002  314,449      --
  Terminations.................      5,000      --         --       --       --
                                ----------  -------   -------- -------- --------
Balances, December 31, 1997.... $  989,490  $35,958   $138,638 $ 75,502 $250,000
                                ==========  =======   ======== ======== ========

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  During 1997 and 1996, PLH terminated or closed certain interest rate swap agreements which were accounted for as hedges. The net deferred gains on these agreements during 1997 and 1996 were $71,000 and $1,279,000, respectively, and are being amor-tized to investment income over a period of one to six years, the expected re-maining life of the related investments, as a component of the IMR.

 Commitments

  Commitments to extend credit consist of agreements to lend to a customer at some future time, subject to established contractual conditions. Since it is likely some commitments may expire or be withdrawn without being fully drawn upon, the total commitment amounts do not necessarily represent future cash requirements. PLH evaluates individually each customer's creditworthiness. Collateral may be obtained, if deemed necessary, based on a credit evaluation of the counterparty. The collateral may include commercial, residential and/or farm real estate. At December 31, 1997 and 1996, commitments to extend credit were $155,185,000 and $136,317,000, respectively. Additionally, at December 31, 1997, PLH has agreed to fund additional investments through the year 2002 in an amount not to exceed $75,313,000.

 Concentrations of Credit Risk

  PLH limits credit risk by diversifying its investment portfolio among common and preferred stocks, public bonds, private placement securities, and commer-cial and residential mortgage loans. It further diversifies these portfolios between and within industry sectors, by geography and by property type. Credit risk is also limited by maintaining stringent underwriting standards and pur-chasing insurance protection in certain cases. In addition, PLH establishes credit approval processes, credit limits and monitoring procedures on an indi-vidual counterparty basis. As a result, management believes that significant concentrations of credit risk do not exist.

4. FEDERAL INCOME TAXES

  PLH and its subsidiaries file a life-nonlife consolidated federal income tax return. Under a written agreement, PLH and its affiliates allocate the federal income tax liability among the members of the consolidated return group in the ratio that each member's separate return tax liability, or benefit from a net operating loss, for the year bears to the consolidated tax liability. The fi-nal settlement under this agreement is made after the annual filing of the consolidated U.S. Corporate Income Tax Return.

  Reported income tax expense differs from income tax expense that would re-sult from applying statutory rates to pretax income primarily due to differ-ences in the statutory and tax treatment of certain statutory investments, de-ferred policy acquisition costs, bad debts, and differences in policy and con-tract liabilities.

  Included in the statements of changes in capital and surplus are certain ad-justments increasing surplus by $4,719,000 and $6,546,000 at December 31, 1997 and 1996, respectively, relating to tax accrual adjustments applicable to prior tax years.

  At December 31, 1997, accumulated earnings of PLH for federal income tax purposes included a "Policyholders' Surplus" account balance of $17,425,000, a special memorandum tax account. This is a special memorandum account balance which has not been currently taxed, but income taxes computed at current rates will become payable if this surplus is distributed. Provisions of the Deficit Reduction Act of 1984 (the Act) do not permit further additions to the Policy-holders' Surplus account. The "Shareholders' Surplus" account is also a spe-cial memorandum tax account, and generally represents an accumulation of tax-able income (net of tax thereon) plus the dividends received deduction, tax-exempt interest, and certain other special deductions as provided by the Act. At December 31, 1997, the balance in the Shareholders' Surplus account amounted to approximately $611,347,000. There is no present intention to make distributions in excess of the Shareholders' Surplus account.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. RELATED PARTY TRANSACTIONS

 Reinsurance Assumed from Affiliates

  PLH entered into two indemnity reinsurance agreements with CLICO in 1987 whereby PLH assumes 100 percent of the risks reinsured on all structured set-tlement policies issued during 1987 by CLICO. The agreements were amended in 1988 whereby PLH also assumes 100 percent of the risks reinsured on all struc-tured settlement, pension buyout, and single premium immediate annuities is-sued subsequent to 1987 by CLICO. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance. The agree-ments were further amended in 1992 whereby CLICO recaptured structured settle-ments issued in 1991 and in the first five months of 1992.

  PLH entered into a reinsurance agreement with CLICO in 1990 on a coinsurance basis whereby PLH assumes 100 percent of the risk on certain guaranteed in-vestment contracts issued by CLICO. The agreement was amended in 1996 to pro-vide CLICO with profit sharing on the assumed business of up to 20 basis points per year of the account value. The amount of profit sharing paid to CLICO in 1997 and 1996 was $1,986,000 and $1,733,000, respectively. In addi-tion, the agreement was amended to provide CLICO with reimbursement of ex-traordinary expenses related to the assumed policies, including guaranty fund assessment payments. There were no expense reimbursements made to CLICO in 1997 or 1996.

  PLH entered into indemnity reinsurance agreements with PSI in 1987 whereby PLH assumes 100 percent of the risks reinsured on all structured settlement contracts issued during 1987. The agreements were amended in 1988 whereby PLH also assumed 100 percent of the risks reinsured on all structured settlement, pension buyout and single premium immediate annuities issued subsequent to 1987. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance.

  PLH entered into a reinsurance agreement with PSI in 1996 on a coinsurance basis whereby PLH assumes 100 percent of the risk on certain guaranteed in-vestment contracts issued by PSI. The agreement provides PSI with profit shar-ing on the assumed business of up to 20 basis points of account value. The amount of profit sharing paid to PSI in 1997 and 1996 was $984,000 and $164,000, respectively.

  Effective June 30, 1995, PLH entered into a coinsurance agreement with PSI whereby PLH assumed 100 percent of the risk of business reinsured by PSI from Manufacturers Life Insurance Company of North America (MLIC), formerly North American Security Life. This agreement coinsured existing deposits of MLIC's fixed account portion of their variable annuity product business. In addition, this agreement included prospective coinsurance of future sales of MLIC's fixed account portion of their variable annuity product. This agreement also contained a provision which provided PSI with profit sharing on the assumed business of up to 10 basis points of account value. The profit sharing amount paid by PLH to PSI in 1996 was $574,000. Under the initial agreement, PLH re-ceived cash and invested assets in exchange for its coinsurance of $724,700,000 of fixed annuity deposits. As of November 1, 1996, the coinsur-ance agreement was amended whereby PSI recaptured the fixed annuity deposits from PLH. The recapture resulted in PLH transferring to PSI liabilities previ-ously reinsured related to the business of $575,450,000 and assets of $577,000,000 as of December 31, 1996. The $1,550,000 difference represented the net expense incurred by PLH as of December 31, 1996.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The following table summarizes the amounts reflected in the statements of operations from reinsurance assumed by PLH from CLICO and PSI:

                             EXPENSE (REVENUE) FOR THE YEAR ENDED DECEMBER 31, 1997
                         ------------------------------------------------------------------
                                                  ASSUMED FROM
                         ------------------------------------------------------------------
                            CLICO      CLICO        PSI        PSI        PSI       TOTAL
ITEM ASSUMED             (ANNUITIES)  (GIC'S)   (ANNUITIES)  (GIC'S)    (MLIC)     ASSUMED
------------             ----------- ---------  ----------- ---------  ---------  ---------
                                                 (IN THOUSANDS)
Premium income..........  $(173,892) $  (2,555)   $(1,982)  $(100,941) $     --   $(279,370)
Life, annuity and other
 benefits...............     79,100    353,690     10,116      84,908        --     527,814
Commissions and
 expenses...............      6,995        --          19         --         --       7,014
Change in reserves or
 policyholder contract
 deposits...............    178,450   (269,172)        56      45,651        --     (45,015)
                             EXPENSE (REVENUE) FOR THE YEAR ENDED DECEMBER 31, 1996
                         ------------------------------------------------------------------
                                                  ASSUMED FROM
                         ------------------------------------------------------------------
                            CLICO      CLICO        PSI        PSI        PSI       TOTAL
ITEM ASSUMED             (ANNUITIES)  (GIC'S)   (ANNUITIES)  (GIC'S)    (MLIC)     ASSUMED
------------             ----------- ---------  ----------- ---------  ---------  ---------
                                                 (IN THOUSANDS)
Premium income..........  $(105,397) $(105,319)   $  (307)  $(244,197) $(126,736) $(581,956)
Life, annuity and other
 benefits...............     62,884    152,409      9,871       5,120    306,302    536,586
Commissions and
 expenses...............      4,304        --           3         --      (2,338)     1,969
Change in reserves or
 policyholder contract
 deposits...............    112,743     38,934       (789)    243,558   (149,236)   245,210

  PLH entered into two separate reinsurance agreements with two affiliates, Academy Life Insurance Company (ALIC) and Pension Life Insurance Company of America (PLIC), in 1992, both on a coinsurance funds withheld basis. On April 1, 1993, the reinsurance agreements were amended from a coinsurance funds withheld basis to a coinsurance nonfunds withheld basis. The following table summarizes the amounts reflected in the statements of operations from these reinsurance agreements:

                                                            EXPENSE (REVENUE)
                                                              FOR THE YEAR
                                                            ENDED DECEMBER 31
                                                            ------------------
                                                              1997      1996
                                                            --------  --------
                                                             (IN THOUSANDS)
      Premium income assumed............................... $(46,442) $(49,974)
      Life, accident and health and other benefit assumed..   32,957    32,048
      Commissions and expense allowances on reinsurance
       assumed.............................................    9,143    11,547
      Change in policy reserves assumed....................    2,788     3,983
      Other income assumed.................................     (167)     (165)

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

 Other Agreements and Transactions with Related Parties

  PLH has entered into agreements with its affiliates whereby PLH performs ad-ministrative services, management support services, and marketing services for its affiliates. PLH, as compensation, receives an amount equal to the actual cost of providing such services. This cost is allocated on a pro rata basis to each affiliate receiving these services. Amounts received were $63,000,000 and $70,000,000 in 1997 and 1996, respectively. Such amounts are classified as re-ductions of general insurance and other expenses in the accompanying state-ments of operations.

  PLH entered into a revolving credit note with Commonwealth on April 8, 1996, whereby PLH can borrow from Commonwealth up to $35,000,000. Interest is com-puted monthly at a rate designated in the note. At December 31, 1997 and 1996, there was no outstanding balance. During 1997, PLH paid $24,000 in interest expense related to this note. No such interest expense was incurred or paid during 1996.

  PLH participates in various benefit plans sponsored by Commonwealth and the related costs allocated to PLH are not significant.

  PLH has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumu-lative dividend equal to 8 1/2 percent per annum of the liquidation value of the preferred stock. PLH may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2008.

  During 1997, PLH paid ordinary cash dividends of $35,154,000 and paid an ex-traordinary cash dividend of $84,846,000 ($46,716,000 to CLLP and $73,284,000 to its common stock shareholders). During 1996, PLH paid ordinary cash divi-dends of $53,871,000 ($46,716,000 to CLLP and $7,155,000 to its common stock shareholders). Also during 1996, PLH paid an extraordinary cash dividend of $71,129,000 to its common stock shareholders.

  On December 23, 1996, PLH made a capital contribution of its home office data center with a book value of $4,657,000 to VLIC.

  Commonwealth provides general management, advisory, legal and other general services to PLH. Diversified Financial Products, Inc., (DFP), formerly Providian Capital Management, Inc., an affiliate, provides investment manage-ment services to PLH along with marketing and administrative services for PLH's accumulation business.

6. REINSURANCE

  Certain premiums and benefits are assumed from and ceded to nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsur-ance agreements provide PLH with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  PLH's assumed and ceded reinsurance agreements with affiliated and nonaffiliated insurance companies reduced (increased) certain items in the ac-companying financial statements by the following amounts:

                                                           1997        1996
                                                        ----------  ----------
                                                           (IN THOUSANDS)
ASSUMED:
 Policy and contract liabilities*...................... $3,006,401  $3,040,667
 Claim reserves*.......................................     14,169      13,796
 Advance premiums*.....................................        908         928
 Unearned premium reserves*............................      6,697       7,273
CEDED:
 Benefits paid or provided.............................        743       1,512
 Commissions and expense allowances on reinsurance
  ceded................................................     (2,323)     (1,123)
 Other income-reserves on ceded business...............         17          39
 Policy and contract liabilities*......................      1,408       1,412
 Claim reserves*.......................................        682         392
 Advance premiums*.....................................          9          10
 Unearned premium reserves*............................         43          35

--------
*  At year end.

  For all long-duration contracts, the effect of reinsurance on life and annu-ity premiums earned in 1997 and 1996 was as follows:

                                                                1997      1996
                                                              PREMIUMS  PREMIUMS
                                                               EARNED    EARNED
                                                              --------  --------
                                                               (IN THOUSANDS)
      Direct................................................. $168,988  $162,087
      Assumed................................................  238,181   180,812
      Ceded..................................................     (608)      187
                                                              --------  --------
      Net.................................................... $406,561  $343,086
                                                              ========  ========

  For all short-duration contracts, the effect of all reinsurance agreements on accident and health premiums written and earned in 1997 and 1996 was as follows:

                                           1997 PREMIUMS       1996 PREMIUMS
                                         ------------------  ------------------
                                         WRITTEN    EARNED   WRITTEN    EARNED
                                         --------  --------  --------  --------
                                                   (IN THOUSANDS)
Direct.................................. $ 84,959  $ 84,959  $ 92,721  $ 92,721
Assumed.................................   61,427    61,427    63,960    63,960
Ceded...................................   (1,673)   (1,673)   (1,688)   (1,688)
                                         --------  --------  --------  --------
Net..................................... $144,713  $144,713  $154,993  $154,993
                                         ========  ========  ========  ========

  Amounts payable or recoverable for reinsurance on paid or unpaid life and health claims are not subject to periodic or maximum limits. At December 31, 1997, PLH reinsurance recoverables are not material and no individual rein-surer owed PLH an amount equal to or greater than 3% of PLH's surplus.

  PLH remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

7. LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES

  The withdrawal provisions of PLH's annuity reserves and deposit fund liabil-ities at December 31, 1997 are summarized as follows:

                                 AMOUNT   PERCENT
                               ---------- -------
                                 (IN THOUSANDS)
   Subject to discretionary
    withdrawal (with
    adjustment):
     With market value
      adjustment.............  $1,360,368   15.0%
     At book value less
      surrender charge.......     385,683    4.2%
     At market value.........   3,519,863   38.7%
                               ----------  -----
                                5,265,914   57.9%
   Subject to discretionary
    withdrawal (without
    adjustment)
    at book value with
    minimal or no charge or
    adjustment...............   1,691,979   18.6%
   Not subject to
    discretionary withdrawal.   2,134,391   23.5%
                               ----------  -----
   Total annuity reserves and
    deposit fund liabilities
    before reinsurance.......   9,092,284  100.0%
                                           =====
   Less reinsurance..........         --
                               ----------
   Net annuity reserves and
    deposit fund
    liabilities*.............  $9,092,284
                               ==========

--------
* Includes $3,521,516,000 of annuities reported in PLH's separate account li-abilities. The remaining balance, $5,570,768,000 is included in aggregate policy reserves and policyholder contract deposits in the accompanying bal-ance sheet.

  The above amount subject to discretionary withdrawal with market value ad-justment includes approximately $862,931,000 at December 31, 1997 of floating rate GIC liabilities with credited rates that vary in response to changes in stipulated indexes and which self-adjust in response to market changes making their market value and book value essentially equal.

  As of December 31, 1997, PLH had $114,171,000 of insurance in force, and re-lated policy reserves of $559,000, for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Missouri.

8. SEPARATE ACCOUNTS

  Separate accounts held by PLH represent funds held for individual policy-holders. The separate accounts do not have any minimum guarantees and the in-vestment risks associated with market value changes are borne entirely by the policyholder. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, PLH made a capital contribution of $26,362,000 to the separate accounts. At December 31, 1997, the fair value of this capital contribution was $28,748,000 which is included in the separate account assets but is ex-cluded from the corresponding liabilities. No such capital contributions were made during 1996.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  Information regarding the separate accounts of PLH as of and for the year ended December 31, 1997 is as follows:

                                             NONINDEXED
                                             GUARANTEED     NON-
                                            MORE THAN 4% GUARANTEED   TOTAL
                                            ------------ ---------- ----------
                                                      (IN THOUSANDS)
   Premiums, deposits and other
    considerations.........................   $  3,481   $  781,075 $  784,556
                                              ========   ========== ==========
   Separate account liabilities*...........   $166,241   $3,376,067 $3,542,308
                                              ========   ========== ==========
   Reserves for separate accounts by
    withdrawal characteristics:
     Subject to discretionary withdrawal
      (with adjustment):
       With market value adjustment........   $166,241   $      --  $  166,241
       At market value.....................        --     3,376,067  3,376,067
                                              --------   ---------- ----------
   Total separate account liabilities......   $166,241   $3,376,067 $3,542,308
                                              ========   ========== ==========

--------
* Separate account liabilities are exclusive of $1,996,000 which represents amounts due to the general account net of other amounts payable as of De-cember 31, 1997.

  A reconciliation of the amounts transferred to and from PLH's separate ac-counts for the year ended December 31, 1997 is presented below (in thousands):

      Transfers as reported in the Summary of Operations of
       PLH's Separate Accounts Annual Statement:
        Transfers to separate accounts................................ $784,931
        Transfers from separate accounts.............................. (189,627)
                                                                       --------
      Net transfers to separate accounts..............................  595,304
                                                                       --------
      Reconciling adjustments:
        Fees paid to external fund manager............................    2,311
        Transfers to modified separate account........................    2,018
                                                                       --------
                                                                          4,329
                                                                       --------
      Transfers as reported in the Summary of Operations
       of PLH's Life, Accident & Health Annual Statement.............. $599,633
                                                                       ========

9. DEFERRED AND UNCOLLECTED PREMIUMS

  Deferred and uncollected accident and health and life insurance premiums and annuity considerations as of December 31, 1997 were as follows:

                                                                         NET OF
      TYPE                                                GROSS  LOADING LOADING
      ----                                               ------- ------- -------
                                                             (IN THOUSANDS)
      Ordinary new...................................... $ 2,975 $ 2,161 $   814
      Ordinary renewal..................................  18,330   5,589  12,741
                                                         ------- ------- -------
      Total ordinary....................................  21,305   7,750  13,555
                                                         ------- ------- -------
      Group new business................................   2,399   1,440     959
      Group renewal.....................................  39,231  10,013  29,218
                                                         ------- ------- -------
      Total group.......................................  41,630  11,453  30,177
                                                         ------- ------- -------
      Total Life and annuity............................  62,935  19,203  43,732
      Accident and health...............................   2,696     --    2,696
                                                         ------- ------- -------
      Total............................................. $65,631 $19,203 $46,428
                                                         ======= ======= =======

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

10. CAPITAL AND SURPLUS AND STATUTORY RESTRICTIONS ON DIVIDENDS

  Life/Health insurance companies are subject to certain Risk-Based Capital
(RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, PLH meets the RBC requirements.

  PLH is subject to limitations, imposed by the state of Missouri, on the pay-ment of dividends to its parent company. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of PLH's statutory capital and surplus as of the preceding December 31, or (2) PLH's statutory net income for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maxi-mum payment which may be made in 1998, without prior regulatory approval, is $105,866,000.

11. CONTINGENCIES

  In the ordinary course of business, PLH is a defendant in litigation princi-pally involving insurance policy claims for damages, including compensatory and punitive damages. In the opinion of management, the outcome of such liti-gation will not result in a loss which would be material to PLH's financial position or results of operations.

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

  The following methods and assumptions were used by PLH in estimating fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

   Bonds, Preferred Stocks and Common Stocks

    The fair values of bonds, preferred stocks and common stocks are gener-ally based on published quotations of the SVO of the NAIC. However, for certain investments, the SVO does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, values provided by outside broker confirmations or internally calculated estimates. The fair values of PLH's investments in bonds, pre-ferred stocks and common stocks are disclosed in Note 2.

   Mortgage Loans

    The fair values of commercial, residential and farm mortgage loans are estimated utilizing discounted cash flow calculations, using current market interest rates for loans with similar terms to borrowers of similar credit quality.

   Policy Loans

    The carrying values of policy loans reported in the accompanying balance sheets approximate their fair values.

   Cash, Short-Term Investments, Other Invested Assets and Deferred and Uncollected Premiums

    The carrying values of cash, short-term investments, other invested as-sets and deferred and uncollected premiums reported in the accompanying balance sheets approximate their fair values.

   Investment Contracts

    The fair values of floating rate guaranteed investment contracts approxi-mate their carrying values. The fair values of fixed rate guaranteed in-vestment contracts and investmenttype fixed annuity contracts are

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY estimated using discounted cash flow calculations, based on current inter-est rates for similar contracts. The fair values of variable annuity con-tracts are equal to their carrying values.

   Derivative Financial Instruments

    The fair values for derivative financial instruments are based on pricing models or formulas using current assumptions.

  The carrying values and fair values of PLH's investments in commercial, res-idential and farm mortgage loans are summarized as follows:

                                                            CARRYING     FAIR
                                                             VALUE      VALUE
                                                           ---------- ----------
                                                              (IN THOUSANDS)
      DECEMBER 31, 1997
      Commercial mortgages................................ $1,376,289 $1,423,046
      Residential mortgages...............................    797,525    806,891
      Farm mortgages......................................     95,693     99,515
                                                           ---------- ----------
                                                           $2,269,507 $2,329,452
                                                           ========== ==========
      DECEMBER 31, 1996
      Commercial mortgages................................ $1,565,534 $1,584,662
      Residential mortgages...............................  1,035,648  1,043,983
      Farm mortgages......................................     50,429     49,055
                                                           ---------- ----------
                                                           $2,651,611 $2,677,700
                                                           ========== ==========

  The carrying values and fair values of PLH's interest rate swap and forward-rate agreements are summarized as follows:

                                                                CARRYING  FAIR
                                                                 VALUE    VALUE
                                                                -------- -------
                                                                 (IN THOUSANDS)
      DECEMBER 31, 1997
      Interest rate swaps......................................  $  --   $18,417
      Forwards.................................................   1,927    1,927
                                                                 ------  -------
                                                                 $1,927  $20,344
                                                                 ======  =======
      DECEMBER 31, 1996
      Interest rate swaps......................................  $  --   $21,178
      Forwards.................................................     210      210
                                                                 ------  -------
                                                                 $  210  $21,388
                                                                 ======  =======

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The carrying values and fair values of PLH's liabilities for investment-type contracts are summarized as follows:

                                                           CARRYING     FAIR
                                                            VALUE      VALUE
                                                          ---------- ----------
                                                             (IN THOUSANDS)
      DECEMBER 31, 1997
      Fixed annuity contracts...........................  $2,922,910 $2,968,539
      Guaranteed investment contracts...................   1,770,902  1,781,897
      Variable annuity contracts *......................   3,542,308  3,542,308
                                                          ---------- ----------
                                                          $8,236,120 $8,292,744
                                                          ========== ==========
      DECEMBER 31, 1996
      Fixed annuity contracts...........................  $3,050,018 $3,097,631
      Guaranteed investment contracts...................   1,961,549  2,034,047
      Variable annuity contracts *......................   2,430,508  2,430,508
                                                          ---------- ----------
                                                          $7,442,075 $7,562,186
                                                          ========== ==========

--------
*Included in PLH's separate account liabilities.

  The fair values for PLH's insurance contracts other than investment con-tracts are not required to be disclosed. However, the fair values of liabili-ties under all insurance contracts are taken into consideration in PLH's over-all management of interest rate risk, such that PLH's exposure to changing in-terest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

13. YEAR 2000 (UNAUDITED)

  Commonwealth's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the Project) to review and analyze its information tech-nology and systems to determine if they are Year 2000 compatible. Commonwealth and PLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. Commonwealth and PLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, Commonwealth and PLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be re-solved with no material financial impact on Commonwealth and PLH.

  Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known un-til the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with ap-propriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete suc-cess. Notwithstanding the efforts or results of Commonwealth and PLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowl-edge or control.

                             Financial Statements

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                    Years ended December 31, 1997 and 1996
                      with Report of Independent Auditors

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                              Financial Statements


                     Years ended December 31, 1997 and 1996



                                    CONTENTS

Report of Independent Auditors....................................... 1

Audited Financial Statements

Statements of Assets and Liabilities................................. 2
Statements of Operations............................................. 5
Statements of Changes in Net Assets.................................. 7
Notes to Financial Statements........................................ 9

                        Report of Independent Auditors

Contract Owners
Providian Life and Health Insurance Company Separate Account V - Advisor's Edge

We have audited the accompanying statements of assets and liabilities of Providian Life and Health Insurance Company Separate Account V - Advisor's Edge (comprising DFA Small Value; DFA Large Value; DFA International Value; DFA International Small; DFA Short-Term Fixed; DFA Global Bond; Federated American Leaders Fund II; Federated Utility Fund II; Federated Prime Money Fund II; Federated High Income Bond Fund II; Federated Fund for U.S. Government Securities II; Wanger U.S. Small Cap Advisor; Wanger International Small Cap Advisor; Montgomery Growth; Montgomery Emerging Markets; Strong International Stock Fund II; Strong Schafer Value Fund II; T. Rowe Price International Stock; Dreyfus Small Cap Value; Endeavor Enhanced Index; Stein Roe Special Venture Fund, Variable Series; Warburg Pincus International Equity; Warburg Pincus Small Company Growth; Weiss, Peck & Greer's Core Large-Cap Stock Fund; and Weiss, Peck & Greer's Core Small-Cap Stock Fund Subaccounts) as of December 31, 1997 and 1996, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Providian Life and Health Insurance Company Separate Account V - Advisor's Edge at December 31, 1997 and 1996, and the results of their operations and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP
Louisville, Kentucky
April 24, 1998

                   Providian Life and Health Insurance Company
                       Separate Account V - Advisor's Edge

                      Statements of Assets and Liabilities

                                                                                                    December 31
                                                                                              1997               1996
                                                                                       ---------------------------------------
ASSETS

Investments:

    DFA Small Value Portfolio (cost: $11,488,857 and $7,650,704
    in 1997 and 1996, respectively                                                         $ 13,514,905        $ 8,584,122

    DFA Large Value Portfolio (cost: $16,686,627 and $13,099,100
    in 1997 and 1996, respectively)                                                          19,330,542         13,931,100

    DFA International Value Portfolio (cost: $13,689,372 and
    $10,624,909 in 1997 and 1996, respectively                                               13,376,851         11,028,225

    DFA International Small Portfolio (cost: $8,852,652 and
    $6,636,469 in 1997 and 1996, respectively                                                 6,702,050          6,239,162

    DFA Short-Term Fixed Portfolio (cost: $9,560,501 and
    $8,686,672 in 1997 and 1996, respectively                                                 9,559,254          8,673,478

    DFA Global Bond Portfolio (cost: $4,834,572 and $4,031,352 in
    1997 and 1996, respectively)                                                              4,543,301          3,884,280

    Federated American Leaders Fund II (cost: $3,286,752 and
    $905,283 in 1997 and 1996, respectiv                                                      3,656,323          1,038,864

    Federated Utility Fund II (cost: $271,649 and $286,346 in 1997
    and 1996, respectively)                                                                     317,030            303,018

    Federated Prime Money Fund II (cost: $3,549,345 and
    $5,329,177 in 1997 and 1996, respectively)                                                3,549,345          5,329,177

    Federated High Income Bond Fund II (cost: $5,313,319 and
    $1,657,085 in 1997 and 1996, respectively)                                                5,594,529          1,708,936

    Federated Fund for U.S. Government Securities II (cost:
    $2,846,690 and $1,276,884 in 1997 and 1996, respectively                                  2,945,969          1,283,465

    Wanger U.S. Small Cap Advisor (cost: $4,897,600 and
    $1,350,900 in 1997 and 1996, respectively)                                                4,986,213          1,556,081

    Wanger International Small Cap Advisor (cost: $2,213,083 and
    $1,092,518 in 1997 and 1996, respectively                                                 2,098,792          1,146,486

    Montgomery Growth Portfolio (cost: $1,187,657 and $437,869
    in 1997 and 1996, respectively)                                                           1,235,561            361,986

    Montgomery Emerging Markets Portfolio (cost: $3,006,463 and
    $1,413,664 in 1997 and 1996, respectively)                                                2,646,257          1,442,873

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                     Statements of Assets and Liabilities

                                                                                                           DECEMBER 31
                                                                                                    1997                 1996
                                                                                             ---------------------------------------
    Strong International Stock Fund II (cost: $66,299)                                              58,720                  -

    Strong Schafer Value Fund II (cost: $204,320)                                                  208,268                  -

    T. Rowe Price International Stock Portfolio (cost: $226,876)                                   228,188                  -

    Dreyfus Small Cap Value Portfolio (cost: $5,449)                                                 5,435                  -

    Endeavor Enhanced Index Portfolio (cost: $341,678)                                             345,943                  -

    Stein Roe Special Venture Fund, Variable Series (cost: $90,061)                                 85,710                  -

    Warburg Pincus International Equity Portfolio (cost: $1,213,181)                             1,019,757                  -

    Warburg Pincus Small Company Growth Portfolio (cost: $647,429)                                 643,218                  -

    Weiss, Peck & Greer's Core Large-Cap Stock Fund Portfolio (cost: $955,473)                           -            992,496

    Weiss, Peck & Greer's Core Small-Cap Stock Fund Portfolio (cost: $627,562)                           -            671,572
                                                                                       ---------------------------------------
Total investments                                                                               96,652,161         68,175,321
Amounts due from Providian Life and Health Insurance Company                                             -            254,871
                                                                                       ---------------------------------------
TOTAL ASSETS                                                                                    96,652,161         68,430,192
LIABILITIES
Amounts due to Fund Manager                                                                            277                  -
                                                                                       ---------------------------------------
NET ASSETS                                                                                    $ 96,651,884       $ 68,430,192
                                                                                       =======================================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                Statement of Assets and Liabilities (continued)

                                                                                              DECEMBER 31
                                                                                        1997               1996
                                                                                  -----------------------------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS

    DFA Small Value Subaccount                                                       $ 13,514,905          8,584,122

    DFA Large Value Subaccount                                                         19,330,542         13,931,100

    DFA International Value Subaccount                                                 13,376,851         11,028,225

    DFA International Small Subaccount                                                  6,701,243          6,239,162

    DFA Short-Term Fixed Subaccount                                                     9,559,254          8,673,478

    DFA Global Bond Subaccount                                                          4,543,301          3,884,280

    Federated American Leaders Fund II Subaccount                                       3,656,323          1,038,864

    Federated Utility Fund II Subaccount                                                  317,030            303,018

    Federated Prime Money Fund II Subaccount                                            3,549,875          5,584,048

    Federated High Income Bond Fund II Subaccount                                       5,594,529          1,708,936

    Federated Fund for U.S. Government Securities II Subaccount                         2,945,969          1,283,465

    Wanger U.S. Small Cap Advisor Subaccount                                            4,986,213          1,556,081

    Wanger International Small Cap Advisor Subaccount                                   2,098,792          1,146,486

    Montgomery Growth Subaccount                                                        1,235,561            361,986

    Montgomery Emerging Markets Subaccount                                              2,646,257          1,442,873

    Strong International Stock Fund II Subaccount                                          58,720                  -

    Strong Schafer Value Fund II Subaccount                                               208,268                  -

    T. Rowe Price International Stock Subaccount                                          228,188                  -

    Dreyfus Small Cap Value Subaccount                                                      5,435                  -

    Endeavor Enhanced Index Subaccount                                                    345,943                  -

    Stein Roe Special Venture Fund, Variable Series Subaccount                             85,710                  -

    Warburg Pincus International Equity Subaccount                                      1,019,757                  -

    Warburg Pincus Small Company Growth Subaccount                                        643,218                  -

    Weiss, Peck & Greer's Core Large-Cap Stock Fund Subaccount                                  -            992,496

    Weiss, Peck & Greer's Core Small-Cap Stock Fund Subaccount                                  -            671,572

                                                                                  ===================================
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS                          $ 96,651,884       $ 68,430,192
                                                                                  ===================================

See accompanying notes.

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                            Statement of Operations

                         Year ended December 31, 1997

                                                                           DFA               DFA               DFA
                                         DFA SMALL      DFA LARGE      INTERNATIONAL    INTERNATIONAL     SHORT-TERM    DFA GLOBAL
                                           VALUE          VALUE            VALUE            SMALL            FIXED         BOND
                                      ---------------------------------------------------------------------------------------------
Investment income:
  Dividends                              $ 964,467     $ 1,511,391      $ 387,268         $ 160,321      $ 522,524      $ 534,098

Expenses:
  Mortality and expense risk and
    administrative charges                  82,753         122,664         93,206            50,193         66,892         34,014
                                      ---------------------------------------------------------------------------------------------
Net investment income (expense)            881,714       1,388,727        294,062           110,128        455,632        500,084


Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales             5,616,477       7,846,318      2,981,559         1,704,458      4,357,284      2,357,974
         Cost of investments sold        4,359,205       6,507,418      2,825,326         2,044,162      4,339,887      2,368,952
                                      ---------------------------------------------------------------------------------------------
                                         1,257,272       1,338,900        156,233          (339,704)        17,397        (10,978)

  Net  unrealized appreciation
     (depreciation) of investments:
          At end of year                 2,026,048       2,643,915       (312,521)       (2,150,602)        (1,247)      (291,271)
          At beginning of year             933,418         832,000        403,316          (397,307)       (13,194)      (147,072)
                                      ---------------------------------------------------------------------------------------------
                                         1,092,630       1,811,915       (715,837)       (1,753,295)        11,947       (144,199)
                                      ---------------------------------------------------------------------------------------------
Net gain (loss) on investments           2,349,902       3,150,815       (559,604)       (2,092,999)        29,344       (155,177)
                                      ---------------------------------------------------------------------------------------------

Net increase (decrease) in net
  assets resulting from operations     $ 3,231,616     $ 4,539,542     $ (265,542)     $ (1,982,871)     $ 484,976      $ 344,907
                                      =============================================================================================


                                          FEDERATED                                                       FEDERATED
                                          AMERICAN                       FEDERATED     FEDERATED HIGH    FUND FOR U.S    WANGER U.S.
                                          LEADERS      FEDERATED        PRIME MONEY     INCOME BOND       GOVERNMENT      SMALL CAP
                                          FUND II    UTILITY FUND II      FUND II         FUND II        SECURITIES II     ADVISOR
                                      ----------------------------------------------------------------------------------------------
Investment income:
  Dividends                             $ 27,161       $ 12,748        $ 240,456        $ 171,009        $ 65,889         $ 39,736

Expenses:
  Mortality and expense risk and
    administrative charges                11,895          1,764           34,230           23,082          12,850           17,817
                                    ----------------------------------------------------------------------------------------------
Net investment income (expense)           15,266         10,984          206,226          147,927          53,039           21,919


Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales             850,229        259,989       18,159,989        1,475,916         715,938        4,314,935
         Cost of investments sold        737,739        240,951       18,159,989        1,429,223         704,270        3,441,892
                                    ----------------------------------------------------------------------------------------------
                                         112,490         19,038                -           46,693          11,668          873,043

  Net  unrealized appreciation
     (depreciation) of investments:
          At end of year                 369,571         45,381                -          281,210          99,279           88,613
          At beginning of year           133,581         16,672                -           51,851           6,581          205,181
                                    ----------------------------------------------------------------------------------------------
                                         235,990         28,709                -          229,359          92,698         (116,568
                                    ----------------------------------------------------------------------------------------------
Net gain (loss) on investments           348,480         47,747                -          276,052         104,366          756,475
                                    ----------------------------------------------------------------------------------------------

Net increase (decrease) in net
  assets resulting from operations     $ 363,746       $ 58,731        $ 206,226        $ 423,979       $ 157,405        $ 778,394
                                    ==============================================================================================



                                          WANGER
                                       INTERNATIONAL                  MONTGOMERY      STRONG            STRONG      T. ROWE PRICE
                                         SMALL CAP     MONTGOMERY      EMERGING     INTERNATIONAL    SCHAFER VALUE   INTERNATIONAL
                                          ADVISOR        GROWTH         MARKETS     STOCK FUND II       FUND II         STOCK
                                      ---------------------------------------------------------------------------------------------
Investment income:
  Dividends                             $ 31,551         $ 58,920        $ 4,326       $    103       $    388          $    -

Expenses:
  Mortality and expense risk and
    administrative charges                12,075            5,319         17,016            171            152             267
                                      ---------------------------------------------------------------------------------------------
Net investment income (expense)           19,476           53,601        (12,690)           (68)           236            (267)


Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales           1,683,393          573,118      2,611,381         53,103            286         404,046


         Cost of investments sold      1,627,210          602,510      2,384,353         55,691            288         410,632
                                      ---------------------------------------------------------------------------------------------
                                          56,183          (29,392)       227,028         (2,588)            (2)         (6,586)

  Net  unrealized appreciation
     (depreciation) of investments:
          At end of year                (114,291)          47,904       (360,206)        (7,579)         3,948           1,312
          At beginning of year            53,968          (75,883)        29,209              -              -               -
                                      ---------------------------------------------------------------------------------------------
                                        (168,259)         123,787       (389,415)        (7,579)         3,948           1,312
                                      ---------------------------------------------------------------------------------------------
Net gain (loss) on investments          (112,076)          94,395       (162,387)      $(10,167)         3,946          (5,274)
                                      ---------------------------------------------------------------------------------------------

Net increase (decrease) in net
  assets resulting from operations     $ (92,600)       $ 147,996     $ (175,077)       (10,235)         4,182          (5,541)
                                      =============================================================================================


                                                                                STEIN ROE            WARBURG           WARBURG
                                                              ENDEAVOR       SPECIAL VENTURE          PINCUS        PINCUS SMALL
                                          DREYFUS SMALL       ENHANCED        FUND, VARIABLE      INTERNATIONAL        COMPANY
                                            CAP VALUE          INDEX              SERIES              EQUITY           GROWTH
                                    ----------------------------------------------------------------------------------------------

Investment income:
  Dividends                                $       -        $         -         $       -           $  63,838           $       -

Expenses:
  Mortality and expense risk and
    administrative charges                         3                353               202               2,715               1,645
                                    ----------------------------------------------------------------------------------------------
Net investment income (expense)                   (3)              (353)             (202)             61,123              (1,645)


Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales                       3             25,843            27,646              59,899             608,381
         Cost of investments sold                  3             25,889            27,718              71,146             563,616
                                    ----------------------------------------------------------------------------------------------
                                                   -                (46)              (72)            (11,247)             44,765

  Net  unrealized appreciation
     (depreciation) of investments:
          At end of year                         (14)             4,265            (4,351)           (193,424)             (4,211)
          At beginning of year                     -                  -                 -                   -                   -
                                    ----------------------------------------------------------------------------------------------
                                                 (14)             4,265            (4,351)           (193,424)             (4,211)
                                    ----------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (14)             4,219            (4,423)           (204,671)             40,554
                                    ----------------------------------------------------------------------------------------------

Net increase (decrease) in net
  assets resulting from operations       $       (17)       $     3,866        $   (4,625)       $   (143,548)          $  38,909
                                    ==============================================================================================


                                          WEISS, PECK &            WEISS, PECK &
                                          GREER'S CORE             GREER'S CORE
                                            LARGE-CAP                SMALL-CAP           TOTAL
                                           STOCK FUND               STOCK FUND
                                   -------------------------------------------------------------
Investment income:
  Dividends                                $         -          $         -        $  4,796,194

Expenses:
  Mortality and expense risk and
    administrative charges                       8,029                3,930             603,237
                                   -------------------------------------------------------------
Net investment income (expense)                 (8,029)              (3,930)          4,192,957


Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales                 2,886,717            1,624,750          61,199,632
         Cost of investments sold            2,526,550            1,365,772          56,820,392
                                   -------------------------------------------------------------
                                               360,167              258,978           4,379,240
  Net  unrealized appreciation
     (depreciation) of investments:
          At end of year                             -                    -           2,171,729
          At beginning of year                  37,023               44,010           2,113,354
                                   -------------------------------------------------------------
                                               (37,023)             (44,010)             58,375
                                   -------------------------------------------------------------
Net gain (loss) on investments                 323,144              214,968           4,437,615
                                   -------------------------------------------------------------

Net increase (decrease) in net
  assets resulting from operations         $   315,115         $    211,038        $  8,630,572
                                   =============================================================

                  Providian Life and Health Insurance Company

                      Separate Account V - Advisor's Edge
                            Statement of Operations

                         Year ended December 31, 1996

                                                                                                                        FEDERATED
                                                                DFA             DFA            DFA                       AMERICAN
                                     DFA SMALL  DFA LARGE  INTERNATIONAL   INTERNATIONAL    SHORT-TERM    DTA GLOBAL   LEADERS FUND
                                       VALUE       VALUE       VALUE           SMALL          FIXED          BOND           II
                                    ----------------------------------------------------------------------------------------------
Investment income:
 Dividends                          $   97,770  $  632,933  $  143,523       $ 172,945       $259,364     $ 381,220      $ 10,418

Expenses:
 Mortality and expense risk and
  administrativ e charges               32,129      58,945      47,120          28,815         28,815        18,639         4,331
                                    ----------------------------------------------------------------------------------------------
Net investment income (expense)         65,641     573,988      96,403         144,130        230,549       362,581         6,087

Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) from
  investment transactions:
    Proceeds from sales                593,769   2,784,190   1,101,576         367,091        668,375       464,952       501,411
    Cost of investments sold           554,356   2,666,822   1,054,715         355,524        668,794       462,730       492,952
                                    ----------------------------------------------------------------------------------------------
                                        39,413     117,368      46,861          11,567           (419)        2,222         8,459

 Net unrealized appreciation
 (depreciation) of investments:
  At end of year                       933,418     832,000     403,316        (397,307)       (13,194)     (147,072)      133,581
  At beginning of year                  28,633      75,680     154,846          54,231         (2,386)      (10,179)        9,250
                                    ----------------------------------------------------------------------------------------------
                                       904,785     756,320     248,470        (451,538)       (10,808)     (136,893)      124,331
                                    ----------------------------------------------------------------------------------------------
Net gain  (loss) on investments        944,198     873,688     295,331        (439,971)       (11,227)     (134,671)      132,790
                                    ----------------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations   $1,009,839  $1,447,676  $  391,734       $(295,841)      $219,322     $ 227,910      $138,877
                                    ==============================================================================================

                                                                               FEDERATED                     WAGNER
                                    FEDERATED     FEDERATED   FEDERATED HIGH  FUND FOR U.S   WANGER U.S.  INTERNATIONAL
                                     UTILITY       PRIME       INCOME BOND     GOVERNMENT    SMALL CAP      SMALL CAP   MONTGOMERY
                                     FUND II   MONEY FUND II     FUND II     SECURITIES II    ADVISOR        ADVISOR      GROWTH
                                   -----------------------------------------------------------------------------------------------
Investment income:
 Dividends                          $ 10,709    $  183,473      $ 62,660       $ 36,643        $    539     $    227     $ 16,611

Expenses:
 Mortality and expense risk and
  administrative charges               1,728        26,184         4,547          4,051           5,361        2,329          967
                                    -----------------------------------------------------------------------------------------------
Net investment income (expense)        8,981       157,289        58,113         32,592          (4,822)      (2,102)      15,644

Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) from
  investment transactions:
    Proceeds from sales              108,349     8,181,733       250,595        121,655         782,253      198,376      100,683
    Cost of investments sold         103,980     8,181,733       245,936        121,734         743,676      189,132        3,695
                                    -----------------------------------------------------------------------------------------------
                                       4,369             -         4,659            (79)         38,577        9,244       96,988
 Net unrealized appreciation
 (depreciation) of investments:
  At end of year                      16,672             -        51,851          6,581         205,181       53,968      (75,883)
  At beginning of year                 1,107             -           345            324          (3,919)       2,066            -
                                    -----------------------------------------------------------------------------------------------
                                      15,565             -        51,506          6,257         209,100       51,902      (75,883)
                                    -----------------------------------------------------------------------------------------------
Net gain  (loss) on investments       19,934             -        56,165          6,178         247,677       61,146       21,105
                                    -----------------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations   $ 28,915    $  157,289      $114,278       $ 38,770        $242,855     $ 59,044     $ 36,749
                                    ===============================================================================================

                                              WEISS, PECK &   WEISS, PECK &
                                  MONTGOMERY  GREER'S CORE    GREER'S CORE       SEI
                                   EMERGING    LARGE-CAP       SMALL-CAP     INTERNATIONAL    SEI    SEI AGGRESSIVE  SEI INCOME
                                   MARKETS    STOCK FUND      STOCK FUND        GROWTH       GROWTH       GROWTH        EQUITY
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                         $  3,737    $ 27,853         $15,562        $     -       $    56   $     -      $   397

Expenses:
 Mortality and expense risk and
  administrative charges              4,144       2,045           1,164             32           128        54          161
                                 -----------------------------------------------------------------------------------------------
Net investment income (expense)        (407)     25,808          14,398            (32)          (72)      (54)         236

Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) from
  investment transactions:
    Proceeds from sales             167,618     383,697          11,330         41,453        68,477    59,922       80,756
    Cost of investments sold        167,313     374,777           8,143         40,492        67,183    58,256       77,285
                                 -----------------------------------------------------------------------------------------------
                                        305       8,920           3,187            961         1,294     1,666        3,471
 Net unrealized appreciation
 (depreciation) of investments:
  At end of year                     29,209      37,023          44,010              -             -         -            -
  At beginning of year                    -           -               -            485          (349)    1,035         (983)
                                 -----------------------------------------------------------------------------------------------
                                     29,209      37,023          44,010           (485)          349    (1,035)         983
                                 -----------------------------------------------------------------------------------------------
Net gain  (loss) on investments      29,514      45,943          47,197            476         1,643       631        4,454
                                 -----------------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations  $ 29,107    $ 71,751        $ 61,595       $    444       $ 1,571   $   577     $  4,690
                                  =============================================================================================

                                     SEI INTERMEDIATE
                                       FIXED INCOME       TOTAL
-------------------------------------------------------------------
Investment income:
 Dividends                             $  1,522        $ 2,058,162

Expenses:
 Mortality and expense risk and
  administrative charges                    219            271,908
                                   ---------------------------------
Net investment income (expense)           1,303          1,786,254

Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) from
  investment transactions:
    Proceeds from sales                 162,847         17,201,108
    Cost of investments sold            166,608         16,805,836
                                   ---------------------------------
                                         (3,761)           395,272

 Net unrealized appreciation
 (depreciation) of investments:
  At end of year                              -          2,113,354
  At beginning of year                    1,571            311,757
                                   ---------------------------------
                                         (1,571)         1,801,597
                                   ---------------------------------
Net gain  (loss) on investments          (5,332)         2,196,869
                                   ---------------------------------

Net increase (decrease) in net
 assets resulting from operations      $ (4,029)       $ 3,983,123
                                   =================================

See accompanying notes.

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                      Statement of Changes in Net Assets

                         Year ended December 31, 1997

                                                                                                  DFA             DFA
                                                                 DFA SMALL      DFA LARGE   INTERNATIONAL   INTERNATIONAL
                                                                   VALUE          VALUE         VALUE           SMALL
                                                                ---------------------------------------------------------
Balances at January 1, 1997                                      $ 8,584,122  $ 13,931,100   $ 11,028,225    $ 6,239,162

Increase (decrease) in net assets resulting from operations:
   Net investment income (expense)                                   881,714     1,388,727        294,062        110,128
   Net realized gain (loss) on investments                         1,257,272     1,338,900        156,233       (339,704)
   Net unrealized appreciation (depreciation)
     of investments                                                1,092,630     1,811,915       (715,837)    (1,753,295)
                                                                ---------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       3,231,616     4,539,542       (265,542)    (1,982,871)

Changes from variable annuity contract transactions:
   Transfers of net premiums                                       2,486,689     3,832,376      3,268,144      1,710,998
   Transfers for terminations                                     (1,471,808)   (2,205,491)    (1,731,719)      (985,234)
   Transfers for annuity benefits                                       (592)         (569)          (228)          (190)
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                        684,878      (766,416)     1,077,971      1,719,378
                                                                ---------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                   1,699,167       859,900      2,614,168      2,444,952
                                                                ---------------------------------------------------------
Net increase (decrease) in net assets                              4,930,783     5,399,442      2,348,626        462,081
                                                                ---------------------------------------------------------
Balance at December 31, 1997                                    $ 13,514,905  $ 19,330,542   $ 13,376,851    $ 6,701,243
                                                                =========================================================

                                                                                             FEDERATED
                                                                                              AMERICAN      FEDERATED    FEDERATED
                                                                 DFA SHORT-     DFA GLOBAL    LEADERS        UTILITY    PRIME MONEY
                                                                 TERM FIXED        BOND        FUND II       FUND II     FUND II
                                                                -------------------------------------------------------------------
Balances at January 1, 1997                                     $ 8,673,478   $ 3,884,280   $ 1,038,864     $ 303,018   $ 5,584,048

Increase (decrease) in net assets resulting from operations:
   Net investment income (expense)                                  455,632       500,084        15,266        10,984       206,226
   Net realized gain (loss) on investments                           17,397       (10,978)      112,490        19,038             -
   Net unrealized appreciation (depreciation)
     of investments                                                  11,947      (144,199)      235,990        28,709             -
                                                                -------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        484,976       344,907       363,746        58,731       206,226

Changes from variable annuity contract transactions:
   Transfers of net premiums                                      2,289,000     1,233,894     1,015,394       122,628     7,342,353
   Transfers for terminations                                    (2,435,539)     (755,238)     (219,672)      (36,898)   (2,810,859)
   Transfers for annuity benefits                                    (1,582)       (1,666)            -             -             -
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                       548,921      (162,876)    1,457,991      (130,449)   (6,771,893)
                                                                -------------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                    400,800       314,114     2,253,713       (44,719)   (2,240,399)
                                                                -------------------------------------------------------------------
Net increase (decrease) in net assets                               885,776       659,021     2,617,459        14,012    (2,034,173)
                                                                -------------------------------------------------------------------
Balance at December 31, 1997                                    $ 9,559,254   $ 4,543,301   $ 3,656,323     $ 317,030   $ 3,549,875
                                                                ===================================================================

                                                                                   FEDERATED                         WANGER
                                                                 FEDERATED HIGH   FUND FOR U.S.    WANGER U.S.   INTERNATIONAL
                                                                  INCOME BOND      GOVERNMENT       SMALL CAP      SMALL CAP
                                                                    FUND II       SECURITIES II      ADVISOR        ADVISOR
                                                                --------------------------------------------------------------
Balances at January 1, 1997                                     $ 1,708,936       $ 1,283,465      $ 1,556,081   $  1,146,486

Increase (decrease) in net assets resulting from operations:
   Net investment income (expense)                                  147,927            53,039           21,919         19,476
   Net realized gain (loss) on investments                           46,693            11,668          873,043         56,183
   Net unrealized appreciation (depreciation)
     of investments                                                 229,359            92,698         (116,568)      (168,259)
                                                                --------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        423,979           157,405          778,394        (92,600)

Changes from variable annuity contract transactions:
   Transfers of net premiums                                      2,451,641         1,509,515        1,276,053      1,046,974
   Transfers for terminations                                      (513,745)         (232,081)        (198,851)      (168,858)
   Transfers for annuity benefits                                         -                 -                -              -
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                     1,523,718           227,665        1,574,536        166,790
                                                                --------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                  3,461,614         1,505,099        2,651,738      1,044,906
                                                                --------------------------------------------------------------
Net increase (decrease) in net assets                             3,885,593         1,662,504        3,430,132        952,306
                                                                --------------------------------------------------------------
Balance at December 31, 1997                                    $ 5,594,529       $ 2,945,969      $ 4,986,213    $ 2,098,792
                                                                ==============================================================

                                                                                                            STRONG      T. ROWE
                                                                              MONTGOMERY       STRONG       SCHAFER      PRICE
                                                                MONTGOMERY    EMERGING      INTERNATIONAL    VALUE     INTERNATIONAL
                                                                   GROWTH      MARKETS       STOCK FUND II  FUND II       STOCK
                                                                --------------------------------------------------------------------
Balances at January 1, 1997                                        $ 361,986  $ 1,442,873    $        -     $       -  $        -

Increase (decrease) in net assets resulting from operations:
   Net investment income (expense)                                    53,601      (12,690)          (68)          236        (267)
   Net realized gain (loss) on investments                           (29,392)     227,028        (2,588)           (2)     (6,586)
   Net unrealized appreciation (depreciation)
     of investments                                                  123,787     (389,415)       (7,579)        3,948       1,312
                                                                --------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                         147,996     (175,077)      (10,235)        4,182      (5,541)

Changes from variable annuity contract transactions:
   Transfers of net premiums                                         450,494    1,521,737        62,049        80,917      77,833
   Transfers for terminations                                        (48,237)    (161,380)         (916)         (130)          -
   Transfers for annuity benefits                                          -            -             -             -           -
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                        323,322       18,104         7,822       123,299     155,896
                                                                 -------------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                     725,579    1,378,461        68,955       204,086     233,729
                                                                 -------------------------------------------------------------------
Net increase (decrease) in net assets                                873,575    1,203,384        58,720       208,268     228,188
                                                                 -------------------------------------------------------------------
Balance at December 31, 1997                                     $ 1,235,561  $ 2,646,257      $ 58,720     $ 208,268   $ 228,188

                                                                 ===================================================================

                                                                                          STEIN ROE         WARBURG
                                                                 DREYFUS    ENDEAVOR    SPECIAL VENTURE     PINCUS
                                                                SMALL CAP   ENHANCED     FUND, VARIABLE   INTERNATIONAL
                                                                  VALUE     INDEX           SERIES           EQUITY
                                                                -------------------------------------------------------
Balances at January 1, 1997                                     $        -   $      -    $        -      $         -

Increase (decrease) in net assets resulting from operations:
   Net investment income (expense)                                      (3)      (353)         (202)          61,123
   Net realized gain (loss) on investments                               -        (46)          (72)         (11,247)
   Net unrealized appreciation (depreciation)
     of investments                                                    (14)     4,265        (4,351)        (193,424)
                                                                -------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                           (17)     3,866        (4,625)        (143,548)

Changes from variable annuity contract transactions:
   Transfers of net premiums                                         3,084          -        58,768          754,420
   Transfers for terminations                                            -     (2,479)       (1,027)         (14,436)
   Transfers for annuity benefits                                        -          -             -                -
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                        2,368    344,556        32,594          423,321
                                                                -------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                     5,452    342,077        90,335        1,163,305
                                                                -------------------------------------------------------
Net increase (decrease) in net assets                                5,435    345,943        85,710        1,019,757
                                                                -------------------------------------------------------
Balance at December 31, 1997                                    $    5,435  $ 345,943      $ 85,710      $ 1,019,757
                                                                =======================================================

                                                                WARBURG       WEISS, PECK &   WEISS, PECK &
                                                                  PINCUS      GREER'S CORE    GREER'S CORE
                                                                 COMPANY      LARGE-CAP       SMALL-CAP
                                                                 GROWTH       STOCK FUND      STOCK FUND             TOTAL
                                                                --------------------------------------------------------------
Balances at January 1, 1997                                     $       -     $  992,496      $     671,572       $ 68,430,192

Increase (decrease) in net assets resulting from operations:
   Net investment income (expense)                                 (1,645)        (8,029)            (3,930)         4,192,957
   Net realized gain (loss) on investments                         44,765        360,167            258,978          4,379,240
   Net unrealized appreciation (depreciation)
     of investments                                                (4,211)       (37,023)           (44,010)            58,375
                                                                --------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       38,909        315,115            211,038          8,630,572

Changes from variable annuity contract transactions:
   Transfers of net premiums                                      265,257      1,006,757            451,518         34,318,493
   Transfers for terminations                                     (11,331)      (129,632)          (121,906)       (14,257,467)
   Transfers for annuity benefits                                       -              -                  -             (4,827)
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                     350,383     (2,184,736)        (1,212,222)          (465,079)
                                                                --------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                  604,309     (1,307,611)          (882,610)        19,591,120
                                                                --------------------------------------------------------------
Net increase (decrease) in net assets                             643,218       (992,496)          (671,572)        28,221,692
                                                                --------------------------------------------------------------
Balance at December 31, 1997                                    $ 643,218    $         -      $           -       $ 96,651,884
                                                                ==============================================================

See accompanying notes.

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge


                      Statement of Changes in Net Assets

                         Year ended December 31, 1996

                                                                                              DFA            DFA          DFA
                                                                DFA SMALL     DFA LARGE   INTERNATIONAL  INTERNATIONAL  SHORT-TERM
                                                                  VALUE         VALUE         VALUE          SMALL       FIXED
                                                               --------------------------------------------------------------------
Balances at January 1, 1996                                    $ 1,622,254   $ 4,314,699    $ 2,854,416   $ 1,913,400  $ 1,027,677

Increase (decrease) in net assets resulting from operations:
   Net investment income (expense)                                  65,641       573,988         96,403       144,130      230,549
   Net realized gain (loss) on investments                          39,413       117,368         46,861        11,567         (419)
   Net unrealized appreciation (depreciation)
     of investments                                                904,785       756,320        248,470      (451,538)     (10,808)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                     1,009,839     1,447,676        391,734      (295,841)     219,322

Changes from variable annuity contract transactions:
   Transfers of net premiums                                     4,979,288     8,418,611      6,836,494     4,108,542    6,467,119
   Transfers for terminations                                      (80,040)     (233,893)      (214,889)      (82,736)    (277,338)
   Transfers for annuity benefits                                     (381)         (569)          (180)         (179)      (1,243)
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                    1,053,162       (15,424)     1,160,650       595,976    1,237,941
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                 5,952,029     8,168,725      7,782,075     4,621,603    7,426,479
                                                               -------------------------------------------------------------------
Net increase (decrease) in net assets                            6,961,868     9,616,401      8,173,809     4,325,762    7,645,801
                                                               -------------------------------------------------------------------
Balance at December 31, 1996                                   $ 8,584,122   $13,931,100    $11,028,225   $ 6,239,162  $ 8,673,478
                                                               ===================================================================

                                                                             FEDERATED                    FEDERATED
                                                                             AMERICAN                    PRIME MONEY    FEDERATED
                                                               DFA GLOBAL    LEADERS        FEDERATED       FUND       HIGH INCOME
                                                                  BOND       FUND II     UTILITY FUND II     II        BOND FUND II
                                                            ------------------------------------------------------------------------
Balances at January 1, 1996                                    $ 1,728,410   $  129,032     $    22,979   $ 3,806,256  $    64,819

Increase (decrease) in net assets resulting from operations:
   Net investment income (expense)                                 362,581        6,087           8,981       157,289       58,113
   Net realized gain (loss) on investments                           2,222        8,459           4,369             -        4,659
   Net unrealized appreciation (depreciation)
     of investments                                               (136,893)     124,331          15,565             -       51,506
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       227,910      138,877          28,915       157,289      114,278

Changes from variable annuity contract transactions:
   Transfers of net premiums                                     1,756,915      627,867          70,733     8,737,254      995,539
   Transfers for terminations                                      (45,047)    (131,099)              -      (150,314)     (29,989)
   Transfers for annuity benefits                                   (1,606)           -               -             -            -
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                      217,698      274,187         180,391    (6,966,437)     564,289
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                 1,927,960      770,955         251,124     1,620,503    1,529,839
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets                            2,155,870      909,832         280,039     1,777,792    1,644,117
                                                               --------------------------------------------------------------------
Balance at December 31, 1996                                   $ 3,884,280   $1,038,864     $   303,018   $ 5,584,048  $ 1,708,936
                                                               ====================================================================


                                                                 FEDERATED
                                                                FUND FOR U.S                   WANGER
                                                                GOVERNMENT     WANGER U.S.  INTERNATIONAL                MONTGOMERY
                                                                SECURITIES      SMALL CAP     SMALL CAP    MONTGOMERY     EMERGING
                                                                    II           ADVISOR       ADVISOR       GROWTH       MARKETS
                                                               ---------------------------------------------------------------------
Balances at January 1, 1996                                         75,655   $  211,326     $    46,241   $         -  $          -

Increase (decrease) in net assets resulting from operations:
   Net investment income (expense)                                  32,592       (4,822)         (2,102)       15,644          (407)
   Net realized gain (loss) on investments                             (79)      38,577           9,244        96,988           305

   Net unrealized appreciation (depreciation)
     of investments                                                  6,257      209,100          51,902       (75,883)       29,209
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        38,770      242,855          59,044        36,797        29,107


Changes from variable annuity
   contract transactions:
   Transfers of net premiums                                       724,884      746,483         654,948       220,587     1,023,332
   Transfers for terminations                                         (480)     (11,916)         (2,565)            -        (6,702)
   Transfers for annuity benefits                                        -            -               -             -             -
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                      444,636      367,333         388,818       104,650       397,136
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                 1,169,040    1,101,900       1,041,201       325,237     1,413,766
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets                            1,207,810    1,344,755       1,100,245       361,986     1,442,873
                                                               ---------------------------------------------------------------------
Balance at December 31, 1996                                     1,283,465   $1,556,081     $ 1,146,486       361,986     1,442,873
                                                               =====================================================================

                                                               WEISS, PECK      WEISS, PECK
                                                                & GREER'S        & GREER'S
                                                               CORE LARGE-      CORE SMALL-         SEI
                                                                CAP STOCK        CAP STOCK     INTERNATIONAL          SEI
                                                                  FUND             FUND           GROWTH             GROWTH
                                                              ------------------------------------------------------------------

Balances at January 1, 1996                                    $         -      $      -          $   25,184         (65,905)

Increase (decrease) in net assets
   resulting from operations:
   Net investment income (expense)                                  25,808       14,398                  (32)            (72)
   Net realized gain (loss) on investments                           8,920        3,187                  961           1,294
   Net unrealized appreciation (depreciation)
     of investments                                                 37,023       44,010                 (485)            349
                                                              -------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        71,751       61,595                  444           1,571


Changes from variable annuity contract transactions:
   Transfers of net premiums                                       780,685      581,633               14,648               -
   Transfers for terminations                                       (3,329)      (5,284)                   -               -
   Transfers for annuity benefits                                        -            -                    -               -
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                      143,389       33,628              (40,276)        (67,476)
                                                              ----------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                   920,745      609,977              (25,628)        (67,476)
                                                              ----------------------------------------------------------------
Net increase (decrease) in net assets                              992,496      671,572              (25,184)        (65,905)
                                                              ----------------------------------------------------------------
Balance at December 31, 1996                                     $ 992,496    $ 671,572           $        -         $      -
                                                              ================================================================


                                                                     SEI                            SEI
                                                                   AGRESSIVE     SEI INCOME      INTERMEDIATE
                                                                     GROWTH        EQUITY        FIXED INCOME       TOTAL
                                                                  -----------------------------------------------------------
Balances at January 1, 1996                                        $    40,935    $  75,931      (121,203)       $18,146,322

Increase (decrease) in net assets
   resulting from operations:                                              (54)         236         1,303          1,786,254
   Net investment income (expense)                                       1,666        3,471        (3,761)           395,272
   Net realized gain (loss) on investments

   Net unrealized appreciation (depreciation)
     of investments                                                     (1,035)         983        (1,571)         1,801,597
                                                                  -----------------------------------------------------------
Net increase (decrease) in net assets                                      577        4,690        (4,029)         3,983,123
   resulting from operations

                                                                         1,375            -        44,662        47,791,599
Changes from variable annuity contract transactions:                         -            -             -        (1,275,621)
   Transfers of net premiums                                                 -            -             -            (4,158)
   Transfers for terminations
   Transfers for annuity benefits
   Net transfers within Separate Account V-
     Advisor's Edge and transfers to and
     from the General Account                                          (42,887)     (80,621)     (161,836)         (211,073)
                                                                  -----------------------------------------------------------
                                                                       (41,512)    (80,621)      (117,174)       46,300,747
Net increase (decrease) in net assets derived
                                                                  -----------------------------------------------------------
     from variable annuity contract transactions                       (40,935)    (75,931)      (121,203)       50,283,870
                                                                  -----------------------------------------------------------
Net increase (decrease) in net assets                              $         -    $      -       $      -      $ 68,430,192
                                                                  ===========================================================
Balance at December 31, 1996

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                         Notes to Financial Statements

                               December 31, 1997

1. ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

Providian Life and Health Insurance Company Separate Account V - Advisor's Edge (the "Separate Account") is a separate account of Providian Life and Health Insurance Company ("PLH"), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account was established for the purpose of funding variable annuity contracts issued by PLH.

Prior to June 10, 1997, PLH was an indirect, wholly owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

As of December 31, 1997, the Separate Account has twenty-three subaccounts that invest exclusively in shares of the corresponding portfolios of DFA Investment Dimensions Group, Inc. (advised by Dimensional Fund Advisors, Inc.), The Federated Insurance Series (advised by Federated Advisers), Wanger Advisors Trust (advised by Wanger Asset Management, L.P.), The Montgomery Funds III (advised by Montgomery Asset Management, LLC), Strong Variable Insurance Funds, Inc. (advised by Strong Capital Management, Inc.), Endeavor Series Trust (advised by Endeavor Investment Advisers), SteinRoe Variable Investment Trust (advised by Stein Roe & Farnham Incorporated), and Warburg Pincus Trust (advised by Warburg Pincus Asset Management, Inc., formerly Warburg Pincus Counsellors, Inc.) (each a "Fund" and collectively, the "Funds"). Each Fund is an open-end management investment company.

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


1. ACCOUNTING POLICIES (CONTINUED)

The portfolios in each Fund as of December 31, 1997 are as follows:

DFA INVESTMENT DIMENSIONS GROUP, INC.
DFA Small Value Portfolio
DFA Large Value Portfolio
DFA International Value Portfolio
DFA International Small Portfolio
DFA Short-Term Fixed Portfolio
DFA Global Bond Portfolio

THE FEDERATED INSURANCE SERIES
Federated American Leaders Fund II
Federated Utility Fund II
Federated Prime Money Fund II
Federated High Income Bond Fund II
Federated Fund for U.S. Government Securities II

WANGER ADVISORS TRUST
Wanger U.S. Small Cap Advisor
Wanger International Small Cap Advisor

THE MONTGOMERY FUNDS III
Montgomery Growth Portfolio
Montgomery Emerging Markets Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong International Stock Fund II
Strong Schafer Value Fund II

ENDEAVOR SERIES TRUST
T. Rowe Price International Stock Portfolio
Dreyfus Small Cap Value Portfolio
Endeavor Enhanced Index Portfolio

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


1. ACCOUNTING POLICIES (CONTINUED)

STEINROE VARIABLE INVESTMENT TRUST
Stein Roe Special Venture Fund, Variable Series

WARBURG PINCUS TRUST
Warburg Pincus International Equity Portfolio
Warburg Pincus Small Company Growth Portfolio

The subaccounts corresponding to the portfolios of SteinRoe Variable Investment Trust, the Warburg Pincus Trust, and the Strong International Stock Fund II Subaccount of the Strong Variable Insurance Funds, Inc. were added to the Separate Account in March 1997.

The subaccounts corresponding to the portfolios of Endeavor Series Trust and the Strong Schafer Value Fund II subaccount of the Strong Variable Insurance Funds, Inc. were added to the Separate Account in October 1997.

Prior to October 1997, the Separate Account had 2 additional subaccounts that invested exclusively in shares of the following portfolios of Tomorrow Funds Retirement Trust (advised by Weiss, Peck & Greer, L.L.C.): Weiss, Peck & Greer's Core Large-Cap Stock Fund Portfolio and Weiss, Peck & Greer's Core Small-Cap Stock Fund Portfolio. Effective October 1997, contract owners were no longer permitted to allocate purchase payments to, or transfers into, these subaccounts.

Prior to January 1996, the Separate Account had 5 additional subaccounts that invested exclusively in shares of the following portfolios of Insurance Investment Products Trust (advised by SEI Financial Management Corporation):
SEI International Growth, SEI Growth, SEI Aggressive Growth, SEI Income Equity, and SEI Intermediate Fixed Income. Effective January 1996, contract owners were no longer permitted to allocate purchase payments to, or transfers into, these subaccounts.

Effective March 1997, the portfolios of the DFA Investment Dimensions Group, Inc. are no longer available to new contract owners within this Separate Account. Existing contract owners may continue to allocate purchase payments to, or transfers into, these subaccounts.

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


1. ACCOUNTING POLICIES (CONTINUED)

Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a portfolio will achieve its stated objective.

In certain states of issue, the contract owner's initial premium is automatically allocated to Federated Prime Money Fund II Subaccount until the end of the free look period (typically 10 days or, in certain instances, 30 days or more). Subsequent to the free look period and a five day grace period, a contract owner may allocate all or a portion of the initial premium and additional premiums, if any, to one or more subaccounts of the Separate Account or to PLH's General Account, which consists of all assets owned by PLH other than those in the Separate Account or other separate accounts. In all other states of issue, a contract owner may allocate the initial premium to one or more subaccounts of the Separate Account or to PLH's General Account.

INVESTMENTS

The Separate Account purchases shares of the portfolios at net asset value in connection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the portfolios to process transfers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

Investments in the portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to, or charged against, that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business PLH may conduct.

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Separate Account or PLH, except to the extent of amounts allocated to PLH's General Account. PLH has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle the contract owner to share directly in the investment experience of these assets. There are three fixed options under the General Account. A fourth fixed option will be made available in 1998.

Although the assets in the Separate Account are the property of PLH, the assets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which PLH may conduct. The assets of the Separate Account are available to cover the general liabilities of PLH only to the extent that the Separate Account's assets exceed its liabilities under the contracts.

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


2. INVESTMENTS

The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1997 and 1996:

                                        DECEMBER 31, 1997
----------------------------------------------------------------------------------------------
                                                                    NET ASSET          FAIR
PORTFOLIO                                           SHARES            VALUE            VALUE
----------------------------------------------------------------------------------------------
DFA Small Value                                     942,461.994        $14.34      $13,514,905
DFA Large Value                                   1,267,576.525         15.25       19,330,542
DFA International Value                           1,265,548.817         10.57       13,376,851
DFA International Small Value                       908,136.856          7.38        6,702,050
DFA Short-Term Fixed                                954,017.365         10.02        9,559,254
DFA Global Bond                                     465,502.152          9.76        4,543,301
Federated American Leaders Fund II                  186,261.997         19.63        3,656,323
Federated Utility Fund II                            22,185.444         14.29          317,030
Federated Prime Money Fund II                     3,549,344.787          1.00        3,549,345
Federated High Income Bond Fund II                  510,915.890         10.95        5,594,529
Federated Fund for U.S. Government
 Securities II                                      279,503.700         10.54        2,945,969
Wanger U.S. Small Cap Advisor                       232,349.161         21.46        4,986,213
Wanger International Small Cap Advisor              123,096.305         17.05        2,098,792
Montgomery Growth                                    81,879.457         15.09        1,235,561
Montgomery Emerging Markets                         250,355.440         10.57        2,646,257
Strong International Stock Fund II                    6,300.430          9.32           58,720
Strong Schafer Value Fund II                         21,037.172          9.90          208,268
T. Rowe Price International Stock                    16,046.976         14.22          228,188
Dreyfus Small Cap Value                                 331.200         16.41            5,435
Endeavor Enhanced Index                              28,148.332         12.29          345,943
Stein Roe Special Venture Fund, Variable
 Series                                               4,761.667         18.00           85,710
Warburg Pincus International Equity                  97,212.297         10.49        1,019,757
Warburg Pincus Small Company Growth                  39,030.218         16.48          643,218
                                                                                   -----------
                                                                                   $96,652,161
                                                                                   ===========

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


2. INVESTMENTS (CONTINUED)

                                        DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------
                                                                    NET ASSET          FAIR
PORTFOLIO                                           SHARES            VALUE            VALUE
-------------------------------------------------------------------------------------------------
DFA Small Value                                     723,787.727           $11.86      $ 8,584,122
DFA Large Value                                   1,087,517.564            12.81       13,931,100
DFA International Value                             989,966.315            11.14       11,028,225
DFA International Small Value                       633,417.470             9.85        6,239,162
DFA Short-Term Fixed                                868,216.060             9.99        8,673,478
DFA Global Bond                                     380,438.789            10.21        3,884,280
Federated American Leaders Fund II                   68,077.574            15.26        1,038,864
Federated Utility Fund II                            25,657.766            11.81          303,018
Federated Prime Money Fund II                     5,329,177.310             1.00        5,329,177
Federated High Income Bond Fund II                  166,888.234            10.24        1,708,936
Federated Fund for U.S. Government
 Securities II                                      127,201.722            10.09        1,283,465
Wanger U.S. Small Cap Advisor                        91,696.012            16.97        1,556,081
Wanger International Small Cap Advisor               64,736.629            17.71        1,146,486
Montgomery Growth                                    29,358.152            12.33          361,986
Montgomery Emerging Markets                         135,480.987            10.65        1,442,873
Weiss, Peck & Greer's Core Large-Cap Stock
 Fund                                                88,536.673            11.21          992,496
Weiss, Peck & Greer's Core Small-Cap Stock
 Fund                                                89,902.513             7.47          671,572
                                                                                      -----------
                                                                                      $68,175,321
                                                                                      ===========

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


2. INVESTMENTS (CONTINUED)

The aggregate cost of shares purchased during the years ended December 31, 1997 and 1996 for each of the respective portfolios is as follows:

                                                                        1997            1996
                                                                   -----------------------------
DFA Small Value                                                     $ 8,197,358      $ 6,611,439
DFA Large Value                                                      10,094,945       11,526,903
DFA International Value                                               5,889,789        8,980,054
DFA International Small                                               4,260,345        5,132,824
DFA Short-Term Fixed                                                  5,213,716        8,325,403
DFA Global Bond                                                       3,172,172        2,755,494
Federated American Leaders Fund II                                    3,119,208        1,278,453
Federated Utility Fund II                                               226,254          368,454
Federated Prime Money Fund II                                        16,380,157       10,141,496
Federated High Income Bond Fund II                                    5,085,457        1,838,547
Federated Fund for U.S. Government Securities II                      2,274,076        1,323,286
Wanger U.S. Small Cap Advisor                                         6,988,592        1,879,331
Wanger International Small Cap Advisor                                2,747,775        1,237,475
Montgomery Growth                                                     1,352,298          441,564
Montgomery Emerging Markets                                           3,977,152        1,580,977
Strong International Stock Fund II                                      121,990                -
Strong Schafer Value Fund II                                            204,608                -
T. Rowe Price International Stock                                       637,508                -
Dreyfus Small Cap Value                                                   5,452                -
Endeavor Enhanced Index                                                 367,567                -
Stein Roe Special Venture Fund, Variable Series                         117,779                -
Warburg Pincus International Equity                                   1,284,327                -
Warburg Pincus Small Company Growth                                   1,211,045                -
Weiss, Peck & Greer's Core Large-Cap Stock Fund                       1,571,077        1,330,250
Weiss, Peck & Greer's Core Small-Cap Stock Fund                         738,210          635,705
SEI International Growth                                                      -           15,794
SEI Growth                                                                    -              929
SEI Aggressive Growth                                                         -           18,356
SEI Income Equity                                                             -              371
SEI Intermediate Fixed Income                                                 -           46,977
                                                                   -----------------------------
                                                                   $ 85,238,857      $65,470,082
                                                                   =============================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


3. FEDERAL INCOME TAXES

Operations of the Separate Account are included in the federal income tax return of PLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Separate Account.

4. ADVISORY AND SERVICE FEES

The Funds and their advisors furnish corporate management, administrative, marketing and distribution services to the funds of the Separate Account. Additionally, the Funds' advisors furnish investment advisory services to the Fund portfolios under the terms of advisory contracts. The net asset value of the portfolios is net of the advisory and service fees.

5. EXPENSES

An annual charge is deducted from the unit values of the subaccounts of the Separate Account for PLH's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Separate Account. For the years ended December 31, 1997 and 1996, the effective annual rate for this charge was .50%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Separate Account. This charge is assessed daily by PLH, along with an annual contract fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccount's accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Separate Account.

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS

Transactions with contract owners during 1997 and 1996 and end of period values for each of the respective subaccounts were as follows:

                                                                  1997                    1996
                                                          ---------------------   ---------------------
DFA SMALL VALUE

Outstanding units at beginning
  of period                                                         711,633.813             163,078.091
Issuance of units                                                   523,358.250             599,098.907
Redemption of units                                                (370,502.684)            (50,543.185)
                                                          ---------------------   ---------------------
Outstanding units at end of period                                  864,489.379             711,633.813
                                                          =====================   =====================

End of period:
 Unit value                                                       $   15.633396             $ 12.062555
                                                          =====================   =====================
 Subaccount value                                                 $  13,514,905             $ 8,584,122
                                                          =====================   =====================

DFA LARGE VALUE

Outstanding units at beginning
  of period                                                         983,457.962             358,553.292
Issuance of units                                                   532,720.456             837,229.882
Redemption of units                                                (453,311.799)           (212,325.212)
                                                          ---------------------   ---------------------
Outstanding units at end of period                                1,062,866.619             983,457.962
                                                          =====================   =====================

End of period:
  Unit value                                                     $    18.187176            $  14.165425
                                                          =====================   =====================
  Subaccount value                                               $   19,330,542            $ 13,931,100
                                                          =====================   =====================

DFA INTERNATIONAL VALUE

Outstanding units at beginning
  of period                                                         983,425.366             271,241.506
Issuance of units                                                   496,446.228             809,179.722
Redemption of units                                                (251,828.377)            (96,995.862)
                                                          ---------------------   ---------------------
Outstanding units at end of period                                1,228,043.217             983,425.366
                                                          =====================   =====================

End of period:
  Unit value                                                       $  10.892818            $  11.214095
                                                          =====================   =====================
  Subaccount value                                                 $ 13,376,851            $ 11,028,225
                                                          =====================   =====================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                            1997                   1996
                                                    ---------------------  ---------------------
DFA INTERNATIONAL SMALL

Outstanding units at beginning
  of period                                              617,388.083             188,596.818
Issuance of units                                        427,566.255             460,065.826
Redemption of units                                     (175,566.685)            (31,274.561)
                                                    ---------------------  ---------------------
Outstanding units at end of period                       869,387.653             617,388.083
                                                    =====================  =====================

End of period:
  Unit value                                           $    7.708003         $     10.105738
                                                    =====================  =====================
  Subaccount value                                     $   6,701,243         $     6,239,162
                                                    =====================  =====================

DFA SHORT-TERM FIXED

Outstanding units at beginning
  of period                                              821,350.934             101,709.022
Issuance of units                                        438,191.217             780,211.693
Redemption of units                                     (397,455.058)            (60,569.781)
                                                    ---------------------  ---------------------
Outstanding units at end of period                       862,087.093             821,350.934
                                                    =====================  =====================

End of period:
  Unit value                                           $   11.088502         $     10.560015
                                                    =====================  =====================
  Subaccount value                                     $   9,559,254         $     8,673,478
                                                    =====================  =====================

DFA GLOBAL BOND

Outstanding units at beginning
  of period                                              317,469.922             152,950.452
Issuance of units                                        210,701.127             204,392.722
Redemption of units                                     (181,423.606)            (39,873.252)
                                                    ---------------------  ---------------------
Outstanding units at end of period                       346,747.443             317,469.922
                                                    =====================  =====================

End of period:
  Unit value                                           $   13.102623         $     12.235112
                                                    =====================  =====================
  Subaccount value                                     $   4,543,301         $     3,884,280
                                                    =====================  =====================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                          1997                     1996
                                                    ------------------       -----------------
FEDERATED AMERICAN LEADERS FUND II

Outstanding units at beginning
  of period                                                67,852.881              10,179.256
Issuance of units                                         161,471.497              90,525.636
Redemption of units                                       (47,690.545)            (32,852.011)
                                                     -----------------       -----------------
Outstanding units at end of period                        181,633.833              67,852.881
                                                     =================       =================

End of period:
  Unit value                                          $     20.130186        $      15.310533
                                                     =================       =================
  Subaccount value                                    $     3,656,323        $      1,038,864
                                                     =================       =================

FEDERATED UTILITY FUND II

Outstanding units at beginning
  of period                                                24,079.634               2,023.934
Issuance of units                                          15,042.938              31,249.995
Redemption of units                                       (19,098.604)             (9,194.295)
                                                     -----------------      ------------------
Outstanding units at end of period                         20,023.968              24,079.634
                                                     =================       =================

End of period:
  Unit value                                          $     15.832516            $  12.584004
                                                     =================       =================
  Subaccount value                                    $       317,030            $    303,018
                                                     =================       =================

FEDERATED PRIME MONEY FUND II

Outstanding units at beginning
  of period                                               512,274.999             363,418.231
Issuance of units                                       1,450,016.646             913,653.209
Redemption of units                                    (1,649,948.229)           (764,796.441)
                                                     -----------------      ------------------
Outstanding units at end of period                        312,343.416             512,274.999
                                                     =================       =================

End of period:
  Unit value                                          $     11.365295           $   10.900489
                                                     =================       =================
  Subaccount value                                    $     3,549,875           $   5,584,048
                                                     =================       =================

                   Providian Life and Health Insurance Company
                       Separate Account V - Advisor's Edge

                    Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                            1997                   1996
                                                    ---------------------  ---------------------
FEDERATED HIGH INCOME BOND FUND II

Outstanding units at beginning
  of period                                              146,709.453              6,319.636
Issuance of units                                        394,648.919            162,607.969
Redemption of units                                     (116,685.354)           (22,218.152)
                                                    ---------------------  ---------------------
Outstanding units at end of period                       424,673.018            146,709.453
                                                    =====================  =====================

End of period:
  Unit value                                          $    13.173733         $    11.648435
                                                    =====================  =====================
  Subaccount value                                    $    5,594,529         $    1,708,936
                                                    =====================  =====================

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

Outstanding units at beginning
  of period                                              117,322.665              7,159.282
Issuance of units                                        194,181.107            121,181.022
Redemption of units                                      (61,870.206)           (11,017.639)
                                                    ---------------------  ---------------------
Outstanding units at end of period                       249,633.566            117,322.665
                                                    =====================  =====================

End of period:
  Unit value                                          $    11.801173         $    10.939620
                                                    =====================  =====================
  Subaccount value                                    $    2,945,969         $    1,283,465
                                                    =====================  =====================

WANGER U.S. SMALL CAP ADVISOR

Outstanding units at beginning
  of period                                              110,550.735             21,864.180
Issuance of units                                        415,668.468            148,068.115
Redemption of units                                     (250,702.173)           (59,381.560)
                                                    ---------------------  ---------------------
Outstanding units at end of period                       275,517.030            110,550.735
                                                    =====================  =====================

End of period:
  Unit value                                          $    18.097659         $    14.075721
                                                    =====================  =====================
  Subaccount value                                    $    4,986,213         $    1,556,081
                                                    =====================  =====================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)

6.   CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                                  1997                 1996
                                                         ---------------------  ---------------------
WANGER INTERNATIONAL SMALL CAP ADVISOR

Outstanding units at beginning
  of period                                                         80,108.161              4,237.306
Issuance of units                                                  180,265.726             90,487.385
Redemption of units                                               (110,581.807)           (14,616.530)
                                                         ---------------------  ---------------------
Outstanding units at end of period                                 149,792.080             80,108.161
                                                         =====================  =====================

End of period:
  Unit value                                                      $  14.011366            $ 14.311721
                                                         =====================  =====================
  Subaccount value                                                $  2,098,792            $ 1,146,486
                                                         =====================  =====================

MONTGOMERY GROWTH

Outstanding units at beginning
  of period                                                         28,618.294                      -
Issuance of units                                                   89,511.379             36,545.547
Redemption of units                                                (41,658.383)            (7,927.253)
                                                         ---------------------  ---------------------
Outstanding units at end of period                                  76,471.290             28,618.294
                                                         =====================  =====================

End of period:
  Unit value                                                      $  16.157185            $ 12.648763
                                                         =====================  =====================
  Subaccount value                                                $  1,235,561            $   361,986
                                                         =====================  =====================

MONTGOMERY EMERGING MARKETS

Outstanding units at beginning
  of period                                                        135,912.794                      -
Issuance of units                                                  332,972.015            151,705.186
Redemption of units                                               (216,530.789)           (15,792.392)
                                                         ---------------------  ---------------------
Outstanding units at end of period                                 252,354.020            135,912.794
                                                         =====================  =====================

End of period:
  Unit value                                                       $ 10.486289            $ 10.616164
                                                         =====================  =====================
  Subaccount value                                                 $ 2,646,257            $ 1,442,873
                                                         =====================  =====================

                  Providian Life and Health Insurance Company
                       Separate Account V - Advisor's Edge

                    Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                            1997                   1996
                                                    ---------------------  ---------------------
STRONG INTERNATIONAL STOCK FUND II
Outstanding units at beginning
  of period                                                            -                      -
Issuance of units                                             12,736.844                      -
Redemption of units                                           (5,732.664)                     -
                                                    ---------------------  ---------------------
Outstanding units at end of period                             7,004.180                      -
                                                    =====================  =====================

End of period:
  Unit value                                                 $  8.383621             $        -
                                                    =====================  =====================
  Subaccount value                                           $    58,720             $        -
                                                    =====================  =====================

STRONG SCHAFER VALUE FUND II

Outstanding units at beginning
  of period                                                            -                      -
Issuance of units                                             20,700.927                      -
Redemption of units                                              (13.391)                     -
                                                    ---------------------  ---------------------
Outstanding units at end of period                            20,687.536                      -
                                                    =====================  =====================

End of period:
  Unit value                                                 $ 10.067339             $        -
                                                    =====================  =====================
  Subaccount value                                           $   208,268             $        -
                                                    =====================  =====================

T. ROWE PRICE INTERNATIONAL STOCK

Outstanding units at beginning
  of period                                                            -                      -
Issuance of units                                             69,692.464                      -
Redemption of units                                          (44,865.007)                     -
                                                    ---------------------  ---------------------
Outstanding units at end of period                            24,827.457                      -
                                                    =====================  =====================

End of period:
  Unit value                                                 $  9.190942             $        -
                                                    =====================  =====================
  Subaccount value                                           $   228,188             $        -
                                                    =====================  =====================

                  Providian Life and Health Insurance Company
                       Separate Account V - Advisor's Edge

                    Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                            1997                   1996
                                                    ---------------------  ---------------------
DREYFUS SMALL CAP VALUE
Outstanding units at beginning
  of period                                                            -                      -
Issuance of units                                                585.410                      -
Redemption of units                                                    -                      -
                                                    ---------------------  ---------------------
Outstanding units at end of period                               585.410                      -
                                                    =====================  =====================

End of period:
  Unit value                                                 $  9.284373             $        -
                                                    =====================  =====================
  Subaccount value                                           $     5,435             $        -
                                                    =====================  =====================

ENDEAVOR ENHANCED INDEX

Outstanding units at beginning
  of period                                                            -                      -
Issuance of units                                             37,193.193                      -
Redemption of units                                           (2,606.610)                     -
                                                    ---------------------  ---------------------
Outstanding units at end of period                            34,586.583                      -
                                                    =====================  =====================

End of period:
  Unit value                                                 $ 10.002229             $        -
                                                    =====================  =====================
  Subaccount value                                           $   345,943             $        -
                                                    =====================  =====================

STEIN ROE SPECIAL VENTURE FUND, VARIABLE SERIES

Outstanding units at beginning
  of period                                                            -                      -
Issuance of units                                              9,733.161                      -
Redemption of units                                           (2,325.973)                     -
                                                    ---------------------  ---------------------
Outstanding units at end of period                             7,407.188                      -
                                                    =====================  =====================

End of period:
  Unit value                                                 $ 11.571187             $        -
                                                    =====================  =====================
  Subaccount value                                           $    85,710             $        -
                                                    =====================  =====================

                   Providian Life and Health Insurance Company
                       Separate Account V - Advisor's Edge

                    Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                            1997                   1996
                                                    ---------------------  ---------------------
WARBURG PINCUS INTERNATIONAL EQUITY
Outstanding units at beginning
  of period                                                            -                      -
Issuance of units                                            112,012.470                      -
Redemption of units                                           (5,800.398)                     -
                                                    ---------------------  ---------------------
Outstanding units at end of period                           106,212.072                      -
                                                    =====================  =====================

End of period:
  Unit value                                                $   9.601136            $         -
                                                    =====================  =====================
  Subaccount value                                          $  1,019,757            $         -
                                                    =====================  =====================

WARBURG PINCUS SMALL COMPANY GROWTH

Outstanding units at beginning
  of period                                                            -                      -
Issuance of units                                             97,130.895                      -
Redemption of units                                          (48,339.459)                     -
                                                    ---------------------  ---------------------
Outstanding units at end of period                            48,791.436                      -
                                                    =====================  =====================

End of period:
  Unit value                                                $  13.183010            $         -
                                                    =====================  =====================
  Subaccount value                                          $    643,218            $         -
                                                    =====================  =====================

WEISS, PECK & GREER'S CORE LARGE-CAP STOCK FUND

Outstanding units at beginning
  of period                                                   87,202.732                      -
Issuance of units                                            123,531.929            121,093.379
Redemption of units                                         (210,734.661)           (33,890.647)
                                                    ---------------------  ---------------------
Outstanding units at end of period                                     -             87,202.732
                                                    ============================================

End of period:
  Unit value                                                $  13.799370            $ 11.381480
                                                    =====================  =====================
  Subaccount value                                          $          -              $ 992,496
                                                    =====================  =====================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                            1997                   1996
                                                    ---------------------  ---------------------
WEISS, PECK & GREER'S CORE SMALL-CAP STOCK FUND

Outstanding units at beginning
  of period                                                  57,028.849                      -
Issuance of units                                            59,161.303             57,510.663
Redemption of units                                        (116,190.152)              (481.814)
                                                    ---------------------  ---------------------
Outstanding units at end of period                                    -             57,028.849
                                                    =====================  =====================

End of period:
  Unit value                                            $     14.863288         $    11.776001
                                                    =====================  =====================
  Subaccount value                                      $             -         $      671,572
                                                    =====================  =====================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)

7. NET ASSETS

Net assets at December 31, 1997 for each of the respective subaccounts are as summarized in the following tables:

                                                                           DFA              DFA              DFA
                                    DFA SMALL        DFA LARGE         INTERNATIONAL    INTERNATIONAL     SHORT-TERM
                                     VALUE             VALUE              VALUE             SMALL            FIXED
                                  -----------------------------------------------------------------------------------
Contract owner transactions       $ 9,242,836       $ 12,884,919      $ 13,094,707      $ 8,927,431     $ 8,848,052
Accumulated net investment
  income                              949,267          2,155,182           387,634          252,545         695,456
Accumulated net realized gain
  (loss) on investments             1,296,753          1,646,526           207,031         (328,131)         16,993
Net unrealized appreciation
  (depreciation) on investments     2,026,049          2,643,915          (312,521)      (2,150,602)         (1,247)
                                  -----------------------------------------------------------------------------------
                                  $13,514,905       $ 19,330,542      $ 13,376,851      $ 6,701,243     $ 9,559,254
                                  ===================================================================================

                                                    FEDERATED                             FEDERATED          FEDERATED HIGH
                                    DFA GLOBAL       AMERICAN           FEDERATED        PRIME MONEY          INCOME BOND
                                      BOND        LEADERS FUND II    UTILITY FUND II       FUND II              FUND II
                                   ------------------------------------------------------------------------------------------
Contract owner transactions        $ 3,877,361     $ 3,127,816        $ 228,132          $ 3,115,265          $ 5,055,284
Accumulated net investment
  income                               958,123          22,966           20,109              434,610              206,681
Accumulated net realized gain
  (loss) on investments                   (912)        135,970           23,408                    -               51,355
Net unrealized appreciation
  (depreciation) on investments       (291,271)        369,571           45,381                    -              281,209
                                   ------------------------------------------------------------------------------------------
                                   $ 4,543,301     $ 3,656,323        $ 317,030          $ 3,549,875          $ 5,594,529
                                   ==========================================================================================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


7. NET ASSETS (CONTINUED)

                                      FEDERATED
                                      FUND FOR                             WANGER
                                        U.S.            WANGER U.S.     INTERNATIONAL
                                     GOVERNMENT          SMALL CAP        SMALL CAP       MONTGOMERY
                                    SECURITIES II         ADVISOR          ADVISOR          GROWTH
                                   ---------------------------------------------------------------------
Contract owner transactions           $ 2,744,148       $ 3,970,141     $ 2,130,309      $ 1,050,816
Accumulated net investment
 income                                    87,917            16,765          17,346           69,245
Accumulated net realized gain
 on investments                            14,624           910,693          65,428           67,596
Net unrealized appreciation
 (depreciation) on investments             99,280            88,614        (114,291)          47,904
                                   ---------------------------------------------------------------------
                                      $ 2,945,969       $ 4,986,213     $ 2,098,792      $ 1,235,561
                                   =====================================================================

                                                                                         T. ROWE
                                     MONTGOMERY        STRONG            STRONG            PRICE
                                      EMERGING      INTERNATIONAL     SCHAFER VALUE     INTERNATIONAL
                                      MARKETS       STOCK FUND II        FUND II           STOCK
                                   ---------------------------------------------------------------------
Contract owner transactions           $ 2,792,227      $ 68,955         $  204,086        $ 233,729
Accumulated net investment
 income (expense)                         (13,097)          (68)               236            (267)
Accumulated net realized gain
 (loss)on investments                     227,334        (2,588)                (2)         (6,586)
Net unrealized appreciation
 (depreciation) on investments           (360,207)       (7,579)             3,948           1,312
                                   ---------------------------------------------------------------------
                                      $ 2,646,257      $ 58,720         $  208,268        $ 228,188
                                   =====================================================================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)

7. NET ASSETS (CONTINUED)

                                                                      STEIN ROE
                                                                       SPECIAL           WARBURG
                                   DREYFUS                          VENTURE FUND,         PINCUS
                                  SMALL CAP       ENDEAVOR             VARIABLE       INTERNATIONAL
                                    VALUE      ENHANCED INDEX           SERIES            EQUITY
                                  -------------------------------------------------------------------
Contract owner transactions       $  5,452       $   342,077         $  90,335         $ 1,163,305
Accumulated net investment
  income (expense)                      (3)             (353)             (202)             61,123
Accumulated net realized
  (loss) on investments                  -               (46)              (72)            (11,247)
Net unrealized appreciation
  (depreciation) on investments        (14)            4,265            (4,351)           (193,424)
                                  -------------------------------------------------------------------
                                  $  5,435       $   345,943         $  85,710         $ 1,019,757
                                  ===================================================================

                                      WARBURG         WEISS, PECK &      WEISS, PECK &
                                    PINCUS SMALL       GREER'S CORE       GREER'S CORE
                                      COMPANY           LARGE-CAP           SMALL-CAP
                                      GROWTH            STOCK FUND         STOCK FUND       TOTAL
                                  -------------------------------------------------------------------
Contract owner transactions         $ 604,309         $ (386,866)        $ (272,633)    $ 83,142,193
Accumulated net investment
  income (expense)                     (1,645)            17,779             10,468        6,347,817
Accumulated net realized gain
  on investments                       44,765            369,087            262,165        4,990,144
Net unrealized appreciation
  (depreciation) on investments        (4,211)                 -                  -        2,171,730
                                  -------------------------------------------------------------------
                                    $ 643,218         $        -         $        -     $ 96,651,884
                                  ===================================================================

                  Providian Life and Health Insurance Company
                      Separate Account V - Advisor's Edge

                   Notes to Financial Statements (continued)


8. YEAR 2000 (UNAUDITED)

CGC's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. CGC and PLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999.
CGC and PLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, CGC and PLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on CGC and PLH.

Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of CGC and PLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or control.

                             Financial Statements

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity


           For the Period Since Inception through December 31, 1997
                      with Report of Independent Auditors

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                             Financial Statements

           For the Period Since Inception through December 31, 1997

                                   CONTENTS

Report of Independent Auditors...........................................   1

Audited Financial Statements

Statement of Assets and Liabilities......................................   2
Statement of Operations..................................................   4
Statement of Changes in Net Assets.......................................   5
Notes to Financial Statements............................................   6

                        Report of Independent Auditors

Contract Owners
Providian Life and Health Insurance Company Separate Account V - Dimensional Variable Annuity

We have audited the accompanying statement of assets and liabilities of Providian Life and Health Insurance Company Separate Account V - Dimensional Variable Annuity (comprising Federated Prime Money Fund II, DFA Large Value, DFA Global Bond, DFA Small Value, DFA Short-Term Fixed, DFA International Value, and DFA International Small Subaccounts) as of December 31, 1997, and the related statements of operations and changes in net assets for the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Providian Life and Health Insurance Company Separate Account V - Dimensional Variable Annuity at December 31, 1997 and the results of their operations and changes in their net assets for the period then ended in conformity with generally accepted accounting principles.



/s/ Ernst & Young, LLP
Louisville, Kentucky
April 24, 1998

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                      Statement of Assets and Liabilities

                                                                      DECEMBER 31
                                                                          1997
                                                                    ----------------
ASSETS
Investments:

    Federated Prime Money Fund II (cost: $1,706,937)                 $    1,706,937

    DFA Large Value Portfolio (cost: $6,873,838)                          6,831,887

    DFA Global Bond Portfolio (cost: $2,795,784)                          2,621,842

    DFA Small Value Portfolio (cost: $3,830,124)                          3,822,514

    DFA Short-Term Fixed Portfolio (cost: $6,187,880)                     6,163,340

    DFA International Value Portfolio (cost: $5,091,353)                  4,675,344

    DFA International Small Portfolio (cost: $3,618,797)                  2,948,088

                                                                    ----------------
Total investments                                                        28,769,952
Amounts due from Fund Manager                                                 2,802
                                                                    ----------------
TOTAL INVESTMENTS AND TOTAL ASSETS                                       28,772,754
LIABILITIES
Amounts due to Providian Life and Health Insurance Company                       11
                                                                    ----------------
NET ASSETS                                                           $   28,772,743
                                                                    ================

                                                                                   December 31
                                                                                       1997
                                                                               ---------------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS

    Federated Prime Money Fund II Subaccount                                            $ 1,707,193

    DFA Large Value Subaccount                                                            6,831,887

    DFA Global Bond Subaccount                                                            2,621,842

    DFA Small Value Subaccount                                                            3,822,514

    DFA Short-Term Fixed Subaccount                                                       6,163,340

    DFA International Value Subaccount                                                    4,675,344

    DFA International Small Subaccount                                                    2,950,623


                                                                               =====================
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS                            $ 28,772,743
                                                                               =====================

See accompanying notes.

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                            Statement of Operations

           For the Period Since Inception through December 31, 1997

                                                    FEDERATED                                                DFA          DFA
                                                   PRIME MONEY    DFA LARGE    DFA GLOBAL   DFA SMALL    SHORT-TERM   INTERNATIONAL
                                                     FUND II        VALUE         BOND         VALUE        FIXED         VALUE
                                                  ----------------------------------------------------------------------------------
Investment income:
  Dividends                                       $   59,748      $  425,088   $  256,181   $   263,196   $ 132,011    $  130,141

Expenses:
  Mortality and expense risk and
    administrative charges                             8,004          14,357        6,851         9,390      12,260        11,254
                                                  ----------------------------------------------------------------------------------
Net investment income                                 51,744         410,731      249,330       253,806     119,751       118,887

Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales                       1,655,703       1,010,286      175,934       408,547     536,042       154,419
         Cost of investments sold                  1,655,703         981,602      180,575       384,445     536,107       157,728
                                                  ----------------------------------------------------------------------------------
                                                           -          28,684       (4,641)       24,102         (65)       (3,309)

  Net unrealized depreciation on
      investments:
          At end of year                                   -         (41,951)    (173,942)       (7,610)    (24,540)     (416,009)
                                                  ----------------------------------------------------------------------------------
Net gain (loss) on investments                             -         (13,267)    (178,583)       16,492     (24,605)     (419,318)
                                                  ----------------------------------------------------------------------------------

Net increase (decrease) in net
  assets resulting from operations                  $ 51,744      $  397,464   $   70,747   $   270,298   $  95,146   $  (300,431)
                                                  ==================================================================================

                                                       DFA
                                                   INTERNATIONAL
                                                       SMALL           TOTAL
                                                  ------------------------------
Investment income:
  Dividends                                        $   67,731      $ 1,334,096

Expenses:
  Mortality and expense risk and
    administrative charges                              8,103           70,219
                                                  ------------------------------
Net investment income                                  59,628        1,263,877

Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales                          120,280        4,061,211
         Cost of investments sold                     133,690        4,029,850
                                                  ------------------------------
                                                      (13,410)          31,361

  Net unrealized depreciation on
      investments:
          At end of year                             (670,709)      (1,334,761)
                                                  ------------------------------
Net gain (loss) on investments                       (684,119)      (1,303,400)
                                                  ------------------------------

Net increase (decrease) in net
  assets resulting from operations                 $ (624,491)     $   (39,523)
                                                  ==============================


See accompanying notes.

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                      Statement of Changes in Net Assets

           For the Period Since Inception through December 31, 1997

                                                    FEDERATED                                              DFA            DFA
                                                   PRIME MONEY   DFA LARGE    DFA GLOBAL   DFA SMALL    SHORT-TERM    INTERNATIONAL
                                                     FUND II       VALUE         BOND        VALUE         FIXED         VALUE
                                                  --------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
   Net investment income                          $    51,744    $  410,731   $  249,330    $  253,806   $  119,751    $  118,887
   Net realized gain (loss) on investments                  -        28,684       (4,641)       24,102          (65)       (3,309)
   Net unrealized depreciation on
     investments                                            -       (41,951)    (173,942)       (7,610)     (24,540)     (416,009)
                                                  --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                           51,744       397,464       70,747       270,298       95,146      (300,431)

Changes from variable annuity
   contract transactions:
   Transfers for net premiums                       3,071,015     6,785,460    2,169,375     3,515,328    6,034,831     4,698,520
   Transfers for terminations                         (53,077)     (198,325)    (116,964)     (117,634)    (123,978)      (99,368)
   Net transfers within Separate Account
     V - Dimensional Variable Annuity
     and transfers to and from the
     General Account                               (1,362,489)     (152,712)     498,684       154,522      157,341       376,623
                                                  --------------------------------------------------------------------------------
Net increase in net assets derived from
     variable annuity contract transactions         1,655,449     6,434,423    2,551,095     3,552,216    6,068,194     4,975,775
                                                  --------------------------------------------------------------------------------
Net increase in net assets                          1,707,193     6,831,887    2,621,842     3,822,514    6,163,340     4,675,344
                                                  --------------------------------------------------------------------------------
Balances at December 31, 1997                     $ 1,707,193    $6,831,887   $2,621,842    $3,822,514   $6,163,340    $4,675,344
                                                  ================================================================================

                                                       DFA
                                                   INTERNATIONAL
                                                      SMALL           TOTAL
                                                  -----------------------------
Increase (decrease) in net assets
   resulting from operations:
   Net investment income                          $   59,628      $  1,263,877
   Net realized gain (loss) on investments           (13,410)           31,361
   Net unrealized depreciation on
     investments                                    (670,709)       (1,334,761)
                                                  -----------------------------
Net increase (decrease) in net assets
   resulting from operations                        (624,491)          (39,523)

Changes from variable annuity
   contract transactions:
   Transfers for net premiums                      3,326,475        29,601,004
   Transfers for terminations                        (86,791)         (796,137)
   Net transfers within Separate Account
     V - Dimensional Variable Annuity
     and transfers to and from the
     General Account                                 335,430             7,399
                                                  -----------------------------
Net increase in net assets derived from
     variable annuity contract transactions        3,575,114        28,812,266
                                                  -----------------------------
Net increase in net assets                         2,950,623        28,772,743
                                                  -----------------------------
Balances at December 31, 1997                     $2,950,623      $ 28,772,743
                                                  =============================

See accompanying notes.

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                         Notes to Financial Statements

                               December 31, 1997


1.   ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

Providian Life and Health Insurance Company Separate Account V - Dimensional Variable Annuity (the "Separate Account") is a separate account of Providian Life and Health Insurance Company ("PLH"), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account was established for the purpose of funding variable annuity contracts issued by PLH. The Separate Account had no activity until the first contract application was processed in March 1997.

Prior to June 10, 1997, PLH was an indirect, wholly owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

As of December 31, 1997, the Separate Account has seven subaccounts which invest exclusively in shares of the corresponding portfolios of The Federated Insurance Series (advised by Federated Advisers) and DFA Investment Dimensions Group Inc. (advised by Dimensional Fund Advisors Inc.) (each a "Fund" and collectively the "Funds"). Each Fund is an open-end management investment company.

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                   Notes to Financial Statements (continued)


1.   ACCOUNTING POLICIES (CONTINUED)

The portfolios available in each Fund as of December 31, 1997 are as follows:

THE FEDERATED INSURANCE SERIES
Federated Prime Money Fund II

DFA INVESTMENT DIMENSIONS GROUP INC.
DFA Large Value Portfolio
DFA Global Bond Portfolio
DFA Small Value Portfolio
DFA Short-Term Fixed Portfolio
DFA International Value Portfolio
DFA International Small Portfolio

Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a portfolio will achieve its stated objective.

In certain states of issue, the contract owner's initial premium is automatically allocated to Federated Prime Money Fund II Subaccount until the end of the free look period (typically 10 days or, in certain instances, 30 days or more). Subsequent to the free look period and a 5 day grace period, a contract owner may allocate all or a portion of the initial premium and additional premiums, if any, to one or more subaccounts of the Separate Account or to PLH's General Account, which consists of all assets owned by PLH other than those in the Separate Account or other separate accounts. In all other states of issue, a contract owner may allocate the initial premium to one or more subaccounts of the Separate Account or to PLH's General Account.

INVESTMENTS

The Separate Account purchases shares of the portfolios at net asset value in connection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the portfolios to process transfers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                   Notes to Financial Statements (continued)

1.   ACCOUNTING POLICIES (CONTINUED)

All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

Investments in the portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to, or charged against, that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business PLH may conduct.

The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Separate Account or PLH, except to the extent of amounts allocated to PLH's General Account. PLH has sole discretion to invest the assets of the General Account, subject to applicable law.

Allocation of any amounts to the General Account does not entitle the contract owner to share directly in the investment experience of these assets. There are three fixed options under the General Account. A fourth fixed option will be made available during 1998.

Although the assets in the Separate Account are the property of PLH, the assets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which PLH may conduct. The assets of the Separate Account are available to cover the general liabilities of PLH only to the extent that the Separate Account's assets exceed its liabilities under the contracts.

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                   Notes to Financial Statements (continued)

2.   INVESTMENTS

The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1997:

-------------------------------------------------------------------------------
                                                       NET ASSET      FAIR
PORTFOLIO                              SHARES            VALUE        VALUE
-------------------------------------------------------------------------------
Federated Prime Money Fund II      1,706,937.310       $ 1.00      $ 1,706,937
DFA Large Value                      447,992.590        15.25        6,831,887
DFA Global Bond                      268,631.352         9.76        2,621,842
DFA Small Value                      266,563.040        14.34        3,822,514
DFA Short-Term Fixed                 615,103.792        10.02        6,163,340
DFA International Value              442,322.044        10.57        4,675,344
DFA International Small              399,469.919         7.38        2,948,088
                                                                   ------------
                                                                   $28,769,952
                                                                   ============

The aggregate cost of shares purchased during the period since inception through December 31, 1997 for each of the respective portfolios is as follows:

                                                                  Aggregate
                                                                Cost of Shares
PORTFOLIO                                                         Purchased
-------------------------------------------------------------------------------
Federated Prime Money Fund II                                    $ 3,362,640
DFA Large Value                                                    7,855,440
DFA Global Bond Portfolio                                          2,976,359
DFA Small Value                                                    4,214,569
DFA Short-Term Fixed                                               6,723,987
DFA International Value                                            5,249,081
DFA International Small                                            3,752,487
                                                                ---------------
                                                                 $34,134,563
                                                                ===============

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                   Notes to Financial Statements (continued)


3.   FEDERAL INCOME TAXES

Operations of the Separate Account are included in the federal income tax return of PLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Separate Account.

4.   ADVISORY AND SERVICE FEES

The Funds and their advisors furnish corporate management, administrative, marketing and distribution services to the funds of the Separate Account. Additionally, the Funds' advisors furnish investment advisory services to the Funds' portfolios under the terms of advisory contracts. The net asset value of the portfolios is net of the advisory and service fees.

5.   EXPENSES

An annual charge is deducted from the unit values of the subaccounts of the Separate Account for PLH's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Separate Account. For the period since inception through December 31, 1997, the effective annual rate for this charge was .50%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Separate Account. This charge is assessed daily by PLH, along with an annual contract fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Separate Account.

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                   Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS

Transactions with contract owners during the period since inception through December 31, 1997 and end of period values for each of the respective subaccounts were as follows:

                                                                                    1997
                                                                            -----------------
FEDERATED PRIME MONEY FUND II
Issuance of units                                                                282,499.003
Redemption of units                                                             (132,287.914)
                                                                            -----------------
Outstanding units at end of period                                               150,211.089
                                                                            =================

End of period:
  Unit value                                                                $      11.365295
                                                                            =================
  Subaccount value                                                          $      1,707,193
                                                                            =================

DFA LARGE VALUE
Issuance of units                                                                431,173.895
Redemption of units                                                              (55,530.826)
                                                                            -----------------
Outstanding units at end of period                                               375,643.069
                                                                            =================

End of period:
  Unit value                                                                $      18.187176
                                                                            =================
  Subaccount value                                                          $      6,831,887
                                                                            =================

DFA GLOBAL BOND
Issuance of units                                                                213,116.192
Redemption of units                                                              (13,015.647)
                                                                            -----------------
Outstanding units at end of period                                               200,100.545
                                                                            =================

End of period:
  Unit value                                                                $      13.102623
                                                                            =================
  Subaccount value                                                          $      2,621,842
                                                                            =================

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                                                    1997
                                                                            -----------------
DFA Small Value
Issuance of units                                                                269,741.169
Redemption of units                                                              (25,231.681)
                                                                            -----------------
Outstanding units at end of period                                               244,509.488
                                                                            =================

End of period:
  Unit value                                                                  $    15.633396
                                                                            =================
  Subaccount value                                                            $    3,822,514
                                                                            =================

DFA Short-Term Fixed
Issuance of units                                                                603,482.783
Redemption of units                                                              (47,651.205)
                                                                            -----------------
Outstanding units at end of period                                               555,831.578
                                                                            =================

End of period:
  Unit value                                                                  $    11.088502
                                                                            =================
  Subaccount value                                                            $    6,163,340
                                                                            =================

DFA International Value
Issuance of units                                                                441,624.670
Redemption of units                                                              (12,411.244)
                                                                            -----------------
Outstanding units at end of period                                               429,213.426
                                                                            =================

End of period:
  Unit value                                                                  $    10.892818
                                                                            =================
  Subaccount value                                                            $    4,675,344
                                                                            =================

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                   Notes to Financial Statements (continued)



6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                                1997
                                                           ---------------
DFA International Small
Issuance of units                                            396,017.454
Redemption of units                                          (13,217.462)
                                                           ---------------
Outstanding units at end of period                           382,799.992
                                                           ===============

End of period:
  Unit value                                                $   7.708003
                                                           ===============
  Subaccount value                                          $  2,950,623
                                                           ===============

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                   Notes to Financial Statements (continued)

7. NET ASSETS

Net assets at December 31, 1997 for each of the respective subaccounts are summarized in the following tables:

                                          FEDERATED
                                         PRIME MONEY     DFA LARGE     DFA GLOBAL      DFA SMALL
                                            FUND II        VALUE          BOND           VALUE
                                        -----------------------------------------------------------
Contract owner transactions              $ 1,655,449    $ 6,434,423    $ 2,551,095     $ 3,552,216
Accumulated net investment
  income                                      51,744        410,731        249,330         253,806
Accumulated net realized gain
  (loss) on investments                            -         28,684         (4,641)         24,102
Net unrealized depreciation on
  investments                                      -        (41,951)      (173,942)         (7,610)
                                        -----------------------------------------------------------
                                         $ 1,707,193    $ 6,831,887    $ 2,621,842     $ 3,822,514
                                        ===========================================================

                                           DFA              DFA             DFA
                                        SHORT-TERM     INTERNATIONAL    INTERNATIONAL
                                           FIXED           VALUE            SMALL          TOTAL
                                      -------------------------------------------------------------
Contract owner transactions            $ 6,068,194     $ 4,975,775     $ 3,575,114     $ 28,812,266
Accumulated net investment
  income                                   119,751         118,887          59,628        1,263,877
Accumulated net realized gain
  (loss) on investments                        (65)         (3,309)        (13,410)          31,361
Net unrealized depreciation on
  investments                              (24,540)       (416,009)       (670,709)      (1,334,761)
                                      --------------------------------------------------------------
                                       $ 6,163,340     $ 4,675,344     $ 2,950,623     $ 28,772,743
                                      ==============================================================

                  Providian Life and Health Insurance Company
               Separate Account V - Dimensional Variable Annuity

                   Notes to Financial Statements (continued)


8.   YEAR 2000 (UNAUDITED)

CGC's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. CGC and PLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. CGC and PLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, CGC and PLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on CGC and PLH.

Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of CGC and PLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or control.

                             Financial Statements

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity

           For the Period Since Inception through December 31, 1997
                      with Report of Independent Auditors

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity

                             Financial Statements


           For the Period Since Inception through December 31, 1997


                                   CONTENTS

Report of Independent Auditors.............................................. 1

Audited Financial Statements

Statement of Assets and Liabilities......................................... 2
Statement of Operations..................................................... 3
Statement of Changes in Net Assets.......................................... 4
Notes to Financial Statements............................................... 5

                        Report of Independent Auditors

Contract Owners
Providian Life and Health Insurance Company Separate Account V - PGA Retirement Annuity

We have audited the accompanying statements of assets and liabilities of Providian Life and Health Insurance Company Separate Account V - PGA Retirement Annuity (comprising the Money Market, Capital Preservation, Income Oriented, Growth and Income, Capital Growth, and Maximum Appreciation Subaccounts) as of December 31, 1997, and the related statements of operations and changes in net assets for the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Providian Life and Health Insurance Company Separate Account V - PGA Retirement Annuity at December 31, 1997, and the results of their operations and changes in their net assets for the period then ended in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP

Louisville, Kentucky
April 24, 1998

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity

                      Statement of Assets and Liabilities


                                                                                                      DECEMBER 31
                                                                                                         1997
                                                                                                ---------------------
ASSETS
Investments:

    Money Market Fund (cost: $262,863)                                                            $          262,863

    Capital Preservation Portfolio (cost: $26,965)                                                            26,761

    Income Oriented Portfolio (cost: $8,322)                                                                   8,245

    Growth and Income Portfolio (cost: $180,080)                                                             180,815

    Capital Growth Portfolio (cost: $812,110)                                                                816,337

    Maximum Appreciation Portfolio (cost: $239,089)                                                          244,726

                                                                                                ---------------------
Total investments                                                                                          1,539,747
Amounts due from Fund Manager                                                                                  8,569
                                                                                                ---------------------
TOTAL INVESTMENTS AND TOTAL ASSETS                                                                         1,548,316
LIABILITIES                                                                                                        -
                                                                                                ---------------------
NET ASSETS                                                                                        $        1,548,316
                                                                                                =====================


NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS

    Money Market Subaccount                                                                       $          262,863

    Capital Preservation Subaccount                                                                           26,761

    Income Oriented Subaccount                                                                                 8,245

    Growth and Income Subaccount                                                                             180,815

    Capital Growth Subaccount                                                                                824,906

    Maximum Appreciation Subaccount                                                                          244,726

                                                                                                ---------------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS                                       $        1,548,316
                                                                                                =====================

See accompanying notes.

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity

                            Statement of Operations

           For the Period Since Inception through December 31, 1997

                                         MONEY      CAPITAL      INCOME     GROWTH AND    CAPITAL     MAXIMUM
                                         MARKET   PRESERVATION   ORIENTED    INCOME       GROWTH    APPRECIATION    TOTAL
                                        ------------------------------------------------------------------------------------
Investment income:
  Dividends                              $ 346      $  676       $  192     $ 5,015       $ 5,933     $  4,111     $ 16,273

Expenses:
  Mortality and expense risk and
    administrative charges                  47          49            4         268           409          326        1,103
                                        ------------------------------------------------------------------------------------
Net investment income                      299         627          188       4,747         5,524        3,785       15,170

Realized and unrealized gain
  on investments:
  Net realized gain from
      investment transactions:
         Proceeds from sales                47       3,576            4       6,245           428          341       10,641
         Cost of investments sold           47       3,564            4       6,127           426          336       10,504
                                        ------------------------------------------------------------------------------------
                                             -          12            -         118             2            5          137
  Net unrealized appreciation
      (depreciation) on investments:
         At end of year                      -        (204)         (77)        735         4,227        5,637       10,318
                                        ------------------------------------------------------------------------------------
Net gain (loss) on investments               -        (192)         (77)        853         4,229        5,642       10,455
                                        ------------------------------------------------------------------------------------

Net increase in net assets
  resulting from operations              $ 299      $  435       $  111     $ 5,600       $ 9,753     $  9,427     $ 25,625
                                        ====================================================================================

See accompanying notes.

                  Providian Life and Health Insurance Company

                  Separate Account V - PGA Retirement Annuity

                      Statement of Changes in Net Assets

           For the Period Since Inception through December 31, 1997

                                                           MONEY           CAPITAL             INCOME          GROWTH AND
                                                           MARKET        PRESERVATION         ORIENTED           INCOME
                                                      -------------------------------------------------------------------
Increase in net assets resulting from operations:
   Net investment income                                     $ 299             $ 627             $ 188            $ 4,747
   Net realized gain on investments                              -                12                 -                118
   Net unrealized appreciation
     (depreciation) on investments                               -              (204)              (77)               735
                                                      -------------------------------------------------------------------
Net increase in net assets resulting
   from operations                                             299               435               111              5,600

Changes from variable annuity contract transactions:
   Transfers of net premiums                               262,564            29,836             8,134            181,162
   Transfers for terminations                                    -                 -                 -             (2,000)
   Net transfers within Separate
     Account V - PGA Retirement Annuity                          -            (3,510)                -             (3,947)
                                                      -------------------------------------------------------------------
Net increase in net assets derived from
     variable annuity contract transactions                262,564            26,326             8,134            175,215
                                                      -------------------------------------------------------------------
Net increase in net assets                                 262,863            26,761             8,245            180,815
                                                      -------------------------------------------------------------------
Balances at December 31, 1997                            $ 262,863          $ 26,761           $ 8,245          $ 180,815
                                                      ===================================================================


                                                              CAPITAL           MAXIMUM
                                                               GROWTH         APPRECIATION           TOTAL
                                                       -----------------------------------------------------
Increase in net assets resulting from operations:
   Net investment income                                        $ 5,524            $ 3,785          $ 15,170
   Net realized gain on investments                                   2                  5               137
   Net unrealized appreciation
     (depreciation) on investments                                4,227              5,637            10,318
                                                       -----------------------------------------------------
Net increase in net assets resulting
   from operations                                                9,753              9,427            25,625

Changes from variable annuity contract transactions:
   Transfers of net premiums                                    815,153            227,842         1,524,691
   Transfers for terminations                                         -                  -            (2,000)
   Net transfers within Separate
     Account V - PGA Retirement Annuity                               -              7,457                 -
                                                       -----------------------------------------------------
Net increase in net assets derived from
     variable annuity contract transactions                     815,153            235,299         1,522,691
                                                       -----------------------------------------------------
Net increase in net assets                                      824,906            244,726         1,548,316
                                                       -----------------------------------------------------
Balances at December 31, 1997                                 $ 824,906          $ 244,726       $ 1,548,316
                                                       =====================================================

See accompanying notes.

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity


                         Notes to Financial Statements


                               December 31, 1997


1. ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

Providian Life and Health Insurance Company Separate Account V - PGA Retirement Annuity (the "Separate Account") is a separate account of Providian Life and Health Insurance Company ("PLH"), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account was established for the purpose of funding variable annuity contracts issued by PLH. The Separate Account had no activity until the first contract application was processed in May, 1997.

Prior to June 10, 1997, PLH was an indirect, wholly owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

The contract owner's investment in the variable annuity contract may be allocated among five subaccounts of the Separate Account. The subaccounts in turn invest exclusively in the five portfolios offered by the PB Series Trust (formerly Providian Series Trust) (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and the Securities Act of 1933 as a diversified, no-load, open-end management investment company. The Trust has retained PB Investment Advisors, Inc. (formerly Providian Investment Advisors, Inc.) (the "Adviser"), a wholly owned subsidiary of CGC, to supervise the management and investment program of the Trust. The Adviser has retained Federated Investment Counseling to serve as sub-adviser to the Money Market Fund and Atlanta Capital Management Company, L.L.C. to serve as sub-adviser to the other Portfolios.

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity


                   Notes to Financial Statements (continued)


1. ACCOUNTING POLICIES (CONTINUED)

The five portfolios available in the Trust are the Capital Preservation Portfolio, the Income Oriented Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, and the Maximum Appreciation Portfolio. Each portfolio has distinct investment objectives and policies as described in the prospectus of the Separate Account. There is no assurance that a portfolio will achieve its stated investment objective. Each Portfolio seeks to achieve its objective by investing in a number of funds offered by the Trust (the "Underlying Funds").

A Money Market Fund is available only for the purposes of depositing and holding initial purchase payments during the free look period (typically ten days, or in certain instances, 30 days of more) for the contracts issued in certain states. Subsequent to the free look period and a five day grace period, the contract owner allocates all of the initial premium to one or more of the five subaccounts described above. The Money Market Fund and the five Portfolios offered by the Trust are collectively referred to as "Portfolios".

INVESTMENTS

The Separate Account purchases shares of the Portfolios at net asset value in connection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the Portfolios to process transfers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

All dividends and capital gains earned on the Portfolios are reinvested in the Portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

Investments in the Portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business PLH may conduct.

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity


                   Notes to Financial Statements (continued)


1. ACCOUNTING POLICIES (CONTINUED)

The contract's accumulated value varies with the investment performance of the corresponding Portfolios. Investment results are not guaranteed by the Separate Account or PLH.

Although the assets in the Separate Account are the property of PLH, the assets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which PLH may conduct. The assets of the Separate Account are available to cover the general liabilities of PLH only to the extent that the Separate Account's assets exceed its liabilities under the contracts.

2. INVESTMENTS

The following is a summary of shares and amounts outstanding for each of the respective Portfolios as of December 31, 1997:

-------------------------------------------------------------------------------------------
                                                                   NET ASSET         FAIR
PORTFOLIO                                          SHARES            VALUE           VALUE
-------------------------------------------------------------------------------------------
Money Market                                    262,862.582          $ 1.00      $  262,863
Capital Preservation                              2,615.934           10.23          26,761
Income Oriented                                     775.635           10.63           8,245
Growth and Income                                16,867.071           10.72         180,815
Capital Growth                                   73,943.569           11.04         816,337
Maximum Appreciation                             21,676.351           11.29         244,726
                                                                              -------------
                                                                                 $1,539,747
                                                                              =============

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity


                   Notes to Financial Statements (continued)


2. INVESTMENTS (CONTINUED)

The aggregate cost of shares purchased during the period since inception through December 31, 1997, for each of the respective Portfolios is as follows:

----------------------------------------------------------------------------------------
                                                                           AGGREGATE
                                                                        COST OF SHARES
PORTFOLIO                                                                 PURCHASED
----------------------------------------------------------------------------------------
Money Market                                                                 $  262,910
Capital Preservation                                                             30,529
Income Oriented                                                                   8,326
Growth and Income                                                               186,207
Capital Growth                                                                  812,536
Maximum Appreciation                                                            239,425
                                                                        ---------------
                                                                             $1,539,933
                                                                        ===============

3. FEDERAL INCOME TAXES

Operations of the Separate Account are included in the federal income tax return of PLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Separate Account.

4. ADVISORY AND SERVICE FEES

The Adviser does not receive an investment management fee for the advisory and asset allocation services it provides to the five Portfolios offered by the Trust and has agreed to waive and absorb all operating expenses. However, contract owners in those Portfolios bear indirectly the expenses of the Underlying Funds in which those Portfolios invest.

                  Providian Life and Health Insurance Company
                  Separate Account V- PGA Retirement Annuity


                   Notes to Financial Statements (continued)


4. ADVISORY AND SERVICE FEES (CONTINUED)

Each Underlying Fund pays an advisory fee to the Adviser as full compensation for all investment advisory services furnished or provided to the Underlying Funds and to the five Portfolios offered by the Trust and as full reimbursement for all expenses assumed by the Adviser. During the first three years (1997 through 1999), the Adviser has agreed to limit the operating expenses of each Underlying Fund so that the ratio of expenses (excluding the advisory fee paid to the Adviser) to net assets on an annual basis does not exceed 0.25%. The net asset value of the five Portfolios offered by the Trust is net of these expenses and advisory fees. The Adviser is solely responsible for paying the sub-advisers a fee calculated on the daily net asset value of the Underlying Fund(s) in which they serve as a sub-adviser.

5. EXPENSES

An annual charge is deducted from the unit values of the subaccounts of the Separate Account for PLH's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Separate Account. For the period since inception through December 31, 1997, the effective annual rate for this charge was .55%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Separate Account. This charge is assessed daily by PLH, along with an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Separate Account.

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity

                   Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS

Transactions with contract owners during the period since inception through December 31, 1997 and end of period values for each of the respective subaccounts were as follows:


                                                                                    1997
                                                                            ----------------
MONEY MARKET
Issuance of units                                                                25,557.842
Redemption of units                                                                       -
                                                                            ----------------
Outstanding units at end of period                                               25,557.842
                                                                            ================

End of period:
  Unit value                                                                 $    10.285007
                                                                            ================
  Subaccount value                                                           $      262,863
                                                                            ================

CAPITAL PRESERVATION
Issuance of units                                                                 2,907.616
Redemption of units                                                                (345.211)
                                                                            ----------------
Outstanding units at end of period                                                2,562.405
                                                                            ================

End of period:
  Unit value                                                                 $    10.443852
                                                                            ================
  Subaccount value                                                           $       26,761
                                                                            ================

INCOME ORIENTED
Issuance of units                                                                   760.995
Redemption of units                                                                       -
                                                                            ----------------
Outstanding units at end of period                                                  760.995
                                                                            ================

End of period:
  Unit value                                                                 $    10.834648
                                                                            ================
  Subaccount value                                                           $        8,245
                                                                            ================

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity

                   Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                                                    1997
                                                                            -----------------
GROWTH AND INCOME
Issuance of units                                                                17,029.803
Redemption of units                                                                (554.653)
                                                                            -----------------
Outstanding units at end of period                                               16,475.150
                                                                            =================

End of period:
  Unit value                                                                 $    10.975010
                                                                            =================
  Subaccount value                                                           $      180,815
                                                                            =================

CAPITAL GROWTH
Issuance of units                                                                73,548.161
Redemption of units                                                                       -
                                                                            -----------------
Outstanding units at end of period                                               73,548.161
                                                                            =================

End of period:
  Unit value                                                                 $    11.215858
                                                                            =================
  Subaccount value                                                           $      824,906
                                                                            =================

MAXIMUM APPRECIATION
Issuance of units                                                                21,411.147
Redemption of units                                                                       -
                                                                            -----------------
Outstanding units at end of period                                               21,411.147
                                                                            =================

End of period:
  Unit value                                                                 $    11.429840
                                                                            =================
  Subaccount value                                                           $      244,726
                                                                            =================

                  Providian Life and Health Insurance Company
                  Separate Account V - PGA Retirement Annuity

                   Notes to Financial Statements (continued)

7. NET ASSETS

Net assets at December 31, 1997 for each of the respective subaccounts are summarized in the following tables:


                                           MONEY             CAPITAL           INCOME         GROWTH AND
                                           MARKET          PRESERVATION       ORIENTED           INCOME
                                      ----------------------------------------------------------------------
Contract owner transactions            $   262,564         $ 26,326         $   8,134        $  175,215
Accumulated net investment                     299              627               188             4,747
  income
Accumulated net realized gain
  on investments                                 -               12                 -               118
Net unrealized appreciation
  (depreciation) on investments                  -             (204)              (77)              735
                                      ----------------------------------------------------------------------
                                       $   262,863         $ 26,761         $   8,245        $  180,815
                                      ======================================================================
                                           CAPITAL           MAXIMUM
                                            GROWTH         APPRECIATION         TOTAL
                                      ----------------------------------------------------
Contract owner transactions            $   815,153         $ 235,299        $ 1,522,691
Accumulated net investment
  income                                     5,524             3,785             15,170
Accumulated net realized gain
  on investments                                 2                 5                137
Net unrealized appreciation
  on investments                             4,227             5,637             10,318
                                      ----------------------------------------------------
                                       $   824,906         $ 244,726        $ 1,548,316
                                      ====================================================

                  Providian Life and Health Insurance Company
                  Separate Account V- PGA Retirement Annuity


                   Notes to Financial Statements (continued)


8. YEAR 2000 (UNAUDITED)

CGC's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. CGC and PLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999.
CGC and PLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, CGC and PLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on CGC and PLH.

Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of CGC and PLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or control.

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.
       (a)  Financial Statements.
       Part A.  None
       Part B. All financial statements required to be filed are included in Part B.
       Part C.  None
       (b)  Exhibits.

       (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./1/
       (2)  Not Applicable.
       (3)  Distribution Agreement.
            (a)  Form of Selling Agreement./5/
       (4)  (a)  Form of variable annuity contract (A Unit)./6/
            (b)  Form of variable annuity contract (B Unit)./6/
       (5)  (a)  Form of Application./7/
            (b)  403(b) Rider./5/
            (c)  Individual Retirement Annuity Rider./5/

       (6)  (a)  Articles of Incorporation of National Home./1/
            (b)  Amendment to Articles of Incorporation of National Home./1/
            (c) Amended and Restated Articles of Incorporation of National Home./1/
            (d) Amended and Restated Articles of Incorporation of Providian Life and Health Insurance Company./11/
       (7)  Not Applicable.
       (8)  (a)  Form of Participation Agreement for the Funds./6/
            (b) Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994./8/
            (c) Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994./8/
            (d) Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995./10/
            (e) Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995. /10/
            (f) Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995./10/
            (g) Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31, 1996./11/
            (h) Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./12/
            (i) Participation Agreement Among Warburg, Pincus Trust; Warburg, Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./12/
            (j) Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./12/
            (k) Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./12/
            (l) Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./12/

            (m) Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./ 13/

       (9)  (a)  Opinion and Consent of Counsel./13/
            (b)  Consent of Counsel./13/

-----------
/1/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/3/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/4/ Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/6/  Incorporated by reference from the Registration Statement of National
     Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.

/7/  Incorporated by reference from the Registration Statement of National
     Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/8/ Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.

/9/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, Filed September 19, 1995.

/10/ Incorporated by reference from Post-Effective Amendment No. 3 to the
     Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958.

/11/ Incorporated by reference from Post-Effective Amendment No. 4 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958.

/12/ Incorporated by reference from Post-Effective Amendment No. 7 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958.

/13/ Filed herewith.

       (10)   Consent of Independent Auditors./13/
       (11)   No Financial Statements are omitted from Item 23.
       (12)   Not Applicable.
       (13)   Performance Computation./12/
       (14)   Not Applicable.

Item 25. Directors and Officers of Depositor

Positions and Offices with Depositor        Name and Principal Business Address*
------------------------------------        ------------------------------------

President                                   Bart Herbert, Jr.
Senior Vice President                       Edward A. Biemer
Senior Vice President                       Thomas P. Bowie
Senior Vice President                       G. Douglas Mangum, Jr.
Executive Vice President                    William L. Busler
Treasurer                                   Martha A. McConnell
Vice President                              Brian Alford
Vice President & Assistant Treasurer        Nathan C. Anguiano
Vice President & Division General Counsel   Frank A. Camp
Vice President                              Brenda K. Clancy
Vice President                              Michele M. Coan
Vice President                              Jane A. Coyne
Vice President                              Karen H. Fleming
Vice President                              Carolyn M. Johnson
Vice President                              Michael F. Lane
Vice President, Secretary and
    Associate General Counsel               Susan E. Martin
Vice President                              John A. Mazzuca
Vice President                              Daniel C. Mohwinkel
Vice President                              Thomas B. Nesspor
Vice President                              Maureen E. Nielsen
Vice President                              Larry N. Norman
Vice President                              G. Eric O'Brien
Vice President                              Daniel H. Odum
Vice President and Actuary                  John C. Prestwood, Jr.
Vice President                              Frank J. Rosa
Vice President                              Douglas A. Sarcia
Vice President                              Gary H. Scott
Vice President                              Brian A. Smith
Vice President                              Colleen M. Tobiason
Vice President                              William A. Waldie, Jr.
Vice President                              Michael A. Wapp
Vice President and Actuary                  Ronald L. Ziegler
Assistant Vice President                    Janice Boehmler
Assistant Vice President & Qualified
 Actuary                                    Michael A. Cioffi
Assistant Vice President                    Kimberly A. Cushing
Assistant Vice President                    Mary Ellen Fahringer
Assistant Vice President                    JoAnn Herndon
Assistant Vice President                    Patricia A. Lukacs
Assistant Vice President                    William R. Maurer

Assistant Vice President                    Robert E. Payne
Assistant Vice President                    Teresa L. Stolba
Assistant Vice President                    Harvey Waite
Assistant Treasurer                         Cliford W. Flenniken
Assistant Treasurer                         William C. White, IV
Assistant Controller                        Paul J. Lukacs
Assistant Controller                        Joseph C. Noone
Second Vice President                       Amy E. Anders
Second Vice President                       George E. Claiborne, Jr.
Second Vice President                       Cindy L. Chanley
Second Vice President                       Marvin A. Johnson
Second Vice President                       Anne M. Spaes
Second Vice President/Investments           David L. Blankenship
Second Vice President/Investments           C. Ray Brewer
Second Vice President/Investments           Kirk W. Buese
Second Vice President/Investments           Joel L. Coleman
Second Vice President/Investments           William S. Cook
Second Vice President/Investments           Deborah A. Dias
Second Vice President/Investments           Lee W. Eastland
Second Vice President/Investments           Donald E. Flynn
Second Vice President/Investments           Eric B. Goodman
Second Vice President/Investments           M. Josette Goulet
Second Vice President/Investments           James Grant
Second Vice President/Investments           David R. Halfpap
Second Vice President/Investments           Robert L. Hansen
Second Vice President/Investments           Donna L. Heitzman
Second Vice President/Investments           David W. Hopewell
Second Vice President/Investments           Frederick B. Howard
Second Vice President/Investments           Claudia Jackson
Second Vice President/Investments           Jon D. Kettering
Second Vice President/Investments           Tim Kuussalo
Second Vice President/Investments           James D. MacKinnon
Second Vice President/Investments           Kathleen B. Madden
Second Vice President/Investments           Jeffrey T. McGlaun
Second Vice President/Investments           Paul D. Mier
Second Vice President/Investments           Thomas L. Nordstrom
Second Vice President/Investments           Ralph M. O'Brien
Second Vice President/Investments           Douglas H. Owen, Jr.
Second Vice President/Investments           Dennis Roland
Second Vice President/Investments           James D. Ross
Second Vice President/Investments           J. Alan Schork
Second Vice President/Investments           Lindsay Schumacher
Second Vice President/Investments           Michael B. Schaffer
Second Vice President/Investments           Clifford Sheets

Second Vice President/Investments           Michael B. Simpson
Second Vice President/Investments           Jon L. Skaggs
Second Vice President/Investments           Elizabeth A. Smedley
Second Vice President/Investments           Michael S. Smith
Second Vice President/Investments           Anne M. Spaes
Second Vice President/Investments           Donna J. Spalding
Second Vice President/Investments           Robert T. Stanley
Second Vice President/Investments           Bradley L. Stofferahn
Second Vice President/Investments           Randall K. Waddell
Second Vice President/Investments           Marcia Weiland
Second Vice President/Investments           Tammy C. Wetterer
Second Vice President/Special Markets       Kim A. Bivins
Second Vice President/Special Markets       Gregory Lee Chapman
Second Vice President/Special Markets       Gregory M. Curry
Second Vice President/Special Markets       Lisa L. Patterson
Second Vice President/Special Markets       Rhonda L. Pritchett
Second Vice President/Special Markets       Thomas E. Walsh
Second Vice President/Special Markets       Harvey Willis
Second Vice President/Special Markets       Edward P. Reiter
    Secretary
Assistant Secretary                         L. Jude Clark
Assistant Secretary                         Colleen S. Lyons
Assistant Secretary                         Mary Ann Malinyak
Assistant Secretary                         John F. Reesor
Assistant Secretary                         Mary L. Schaefer
Assistant Secretary                         Kimberly A. Scouller
Assistant Secretary                         R. Michael Slaven
Assistant Secretary                         Craig D. Vermie
Assistant Secretary                         Carolyn Wetterer
Advertising Compliance Officer              Nancy E. Partington
Product Compliance Officer                  James T. Bradley

DIRECTORS:
---------

Jay H. Berman                               John C. Prestwood, Jr.
Bart Herbert, Jr.                           Douglas A. Sarcia
G. Douglas Mangum, Jr.                      Brian A. Smith
Susan E. Martin                             Craig D. Vermie
Thomas B. Nesspor

*The business address of each director and officer of Providian Life and Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Item 26. Persons controlled by or Under Common Control with the Depositor or Registrant.

     The Depositor, Providian Life and Health Insurance Company is directly and indirectly wholly owned by AEGON USA, INC., which is indirectly wholly owned by AEGON n.v. The Registrant is a segregated asset account of Providian Life and Health Insurance Company.

     The following chart indicates the persons controlled by or under common control with Providian Life and Health Insurance Company:


                                                                   Jurisdiction of  Percent of Voting
Name                                                               Incorporation    Securities Owned         Business
----                                                               ---------------  -----------------        --------

AEGON N.V.                                                         Netherlands      53.63% of Vereniging     Holding company
                                                                   Corporation      AEGON Netherlands
                                                                                    Membership Association

Groninger Financieringen B.V.                                      Netherlands      100% of AEGON N.V.       Holding company
                                                                   Corporation      Netherlands Corporation

AEGON Netherland N.V.                                              Netherlands      100% of AEGON N.V.       Holding company
                                                                   Corporation      Netherlands Corporation

AEGON Nevak Holding B.V.                                           Netherlands      100% of AEGON N.V.       Holding company
                                                                   Corporation      Netherlands Corporation

AEGON International N.V.                                           Netherlands      100% of AEGON N.V.       Holding company
                                                                   Corporation      Netherlands Corporation

Voting Trust                                                       Delaware                                  Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                                                 Delaware         100% of Voting Trust     Holding company
Corporation

Short Hills Management                                             New Jersey       100% of AEGON U.S.       Holding company
Company                                                                             Holding Corporation

CORPA Reinsurance                                                  New York         100% of AEGON U.S.       Holding company
Company                                                                             Holding Corporation

AEGON Management                                                   Indiana          100% of AEGON U.S.       Holding company
Company                                                                             Holding Corporation

RCC North America Inc.                                             Delaware         100% of AEGON U.S.       Holding company
                                                                                    Holding Corporation

AEGON USA, Inc.                                                    Iowa             100% AEGON U.S.          Holding company
                                                                                    Holding Corporation

AUSA Holding Company                                               Maryland         100% AEGON USA, Inc.     Holding company

Monumental General Insurance                                       Maryland         100% AUSA Holding Co.    Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.                                   Kansas           100% Monumental General  Sale/admin. of travel
                                                                                    Insurance Group, Inc.    insurance

                                    Jurisdiction of               Percent of Voting
Name                                Incorporation                  Securities Owned               Business
----                                ----------------               -----------------              --------
Monumental General                  Maryland                       100% Monumental General        Provides management srvcs.
Administrators, Inc.                                               Insurance Group, Inc.          to unaffiliated third party
                                                                                                  administrator

Executive Management and            Maryland                       100% Monumental General        Provides actuarial consulting
Consultant Services, Inc.                                          Administrators, Inc.           services

Monumental General Mass             Maryland                       100% Monumental General        Marketing arm for sale of
Marketing, Inc.                                                    Insurance Group, Inc.          mass marketed insurance
                                                                                                  coverages

Diversified Investment              Delaware                       100% AUSA Holding Co.          Registered investment advisor
Advisors, Inc.

Diversified Investors Securities    Delaware                       100% Diversified Investment    Broker-Dealer
Corp.                                                              Advisors, Inc.

AEGON USA Securities, Inc.          Iowa                           100% AUSA Holding Co.          Broker-Dealer

Supplemental Ins. Division, Inc.    Tennessee                      100% AUSA Holding Co.          Insurance

Creditor Resources, Inc.            Michigan                       100% AUSA Holding Co.          Credit insurance

CRC Creditor Resources              Canada                         100% Creditor Resources, Inc.  Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                Iowa                           100% AUSA Holding Co.          Investment advisor
Management, Inc.

AEGON USA Realty                    Iowa                           100% AUSA Holding Co.          Provides real estate
Advisors, Inc.                                                                                    administrative and real
                                                                                                  estate investment services

Quantra Corporation                 Delaware                       100% AEGON USA Realty          Real estate and financial
                                                                   Advisors, Inc.                 software production and sales

Quantra Software Corporation        Delaware                       100% Quantra Corporation       Manufacture and sell
                                                                                                  mortgage loan and security
                                                                                                  management software

Landauer Realty Advisors, Inc.      Iowa                           100% AEGON USA Realty          Real estate counseling
                                                                   Advisors, Inc.

Landauer Associates, Inc.           Delaware                       100% AEGON USA Realty          Real estate counseling
                                                                   Advisors, Inc.

Realty Information Systems, Inc.    Iowa                           100% AEGON USA Realty          Information Systems for
                                                                   Advisors, Inc.                 real estate investment
                                                                                                  management

AEGON USA Realty                    Iowa                           100% AEGON USA                 Real estate management
Management, Inc                                                    Realty Advisors, Inc.

                                    Jurisdiction of        Percent of Voting
Name                                Incorporation          Securities Owned                           Business
----                                ----------------       -----------------                          --------
USP Real Estate Investment Trust    Iowa                    21.89% First AUSA Life Ins. Co.           Real estate investment trust
                                                            13.11% PFL Life Ins. Co.
                                                             4.86% Bankers United Life
                                                                   Assurance Co.

Cedar Income Fund, Ltd.             Iowa                    16.73% PFL Life Ins. Co.                  Real estate investment trust
                                                             3.77% Bankers United Life
                                                                   Assurance Company
                                                             3.38% Life Investors Co. of America
                                                             1.97% AEGON USA Realty Advisors, Inc.
                                                              .18% First AUSA Life Ins. Co.

RCC Properties Limited              Iowa                    AEGON USA Realty Advisors,                Limited Partnership
Partnership                                                 Inc. is General Partner and 5%
                                                            owner.

AUSA Financial Markets, Inc.        Iowa                    100% AUSA Holding Co.                     Marketing

Endeavor Investment Advisors        California              49.9% AUSA Financial                      General Partnership
                                                            Markets, Inc.

Universal Benefits Corporation      Iowa                    100% AUSA Holding Co.                     Third party administrator

Investors Warranty of               Iowa                    100% AUSA Holding Co.                     Provider of automobile
America, Inc.                                                                                         extended maintenance
                                                                                                      contracts

Massachusetts Fidelity Trust Co.    Iowa                    100% AUSA Holding Co.                     Trust company

Money Services, Inc.                Delaware                100% AUSA Holding Co.                     Provides financial counseling
                                                                                                      for employees and agents of
                                                                                                      affiliated companies

Zahorik Company, Inc.               California              100% AUSA Holding Co.                     Broker-Dealer

ZCI, Inc.                           Alabama                 100% Zahorik Company, Inc.                Insurance agency

AEGON Asset Management              Delaware                100% AUSA Holding Co.                     Registered investment advisor
Services, Inc.

Intersecurities, Inc.               Delaware                100% AUSA Holding Co.                     Broker-Dealer

ISI Insurance Agency, Inc.          California              100% Intersecurities, Inc.                Insurance agency

ISI Insurance Agency                Ohio                    100% ISI Insurance Agency, Inc.           Insurance agency
of Ohio, Inc.

ISI Insurance Agency                Texas                   100% ISI Insurance Agency, Inc.           Insurance agency
of Texas, Inc.

ISI Insurance Agency                Massachusetts           100% ISI Insurance Agency, Inc.           Insurance agency
of Massachusetts, Inc.

                                         Jurisdiction of   Percent of Voting
Name                                     Incorporation     Securities Owned                Business
----                                     ---------------   -----------------               --------
Associated Mariner Financial Group, Inc. Michigan          100% Intersecurities, Inc.      Holding co./management services

Mariner Financial Services, Inc.         Michigan          100% Associated Mariner         Broker/Dealer
                                                           Financial Group, Inc.

Mariner Planning Corporation             Michigan          100% Mariner Financial          Financial planning
                                                           Services, Inc.

Associated Mariner Agency, Inc.          Michigan          100% Associated Mariner         Insurance agency
                                                           Financial Group, Inc.

Associated Mariner Agency                Hawaii            100% Associated Mariner         Insurance agency
of Hawaii, Inc.                                            Agency, Inc.

Associated Mariner Ins. Agency           Massachusetts     100% Associated Mariner         Insurance agency
of Massachusetts, Inc.                                     Agency, Inc.

Associated Mariner Agency Ohio, Inc.     Ohio              100% Associated Mariner         Insurance agency
                                                           Agency, Inc.

Associated Mariner Agency Texas, Inc.    Texas             100% Associated Mariner         Insurance agency
                                                           Agency, Inc.

Associated Mariner Agency                New Mexico        100% Associated Mariner         Insurance agency
New Mexico, Inc.                                           Agency, Inc.

Mariner Mortgage Corp.                   Michigan          100% Associated Mariner         Mortgage origination
                                                           Financial Group, Inc.

Idex Investor Services, Inc.             Florida           100% AUSA Holding Co.           Shareholder services

Idex Management, Inc.                    Delaware          50% AUSA Holding Co.            Investment advisor
                                                           50% Janus Capital Corp.

IDEX II Series Fund                      Massachusetts     Various                         Mutual fund

IDEX Fund                                Massachusetts     Various                         Mutual fund

IDEX Fund 3                              Massachusetts     Various                         Mutual fund

First AUSA Life Insurance Company        Maryland          100% AEGON USA, Inc.            Insurance holding company

AUSA Life Insurance Company, Inc.        New York          100% First AUSA Life            Insurance
                                                           Insurance Company

Life Investors Insurance Company         Iowa              100% First AUSA Life Ins. Co.   Insurance
of America

Bankers United Life Assurance Company    Iowa              100% Life Investors Inc.        Insurance
                                                           Company of America

                                         Jurisdiction of   Percent of Voting
Name                                     Incorporation     Securities Owned                Business
----                                     ---------------   -----------------               --------
Life Investors Agency Group, Inc.        Iowa              100% Life Investors Ins.        Marketing
                                                           Company of America

PFL Life Insurance Company               Iowa              100% First AUSA Life Ins. Co.   Insurance

AEGON Financial Services Group, Inc.     Minnesota         100% PFL Life Insurance Co.     Marketing

AEGON Assignment Corporation             Kentucky          100% AEGON Financial Services   Administrator of structured
                                                           Group, Inc.                     settlements

Southwest Equity Life Ins. Co.           Arizona           100% of Common Voting Stock     Insurance
                                                           First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.         Arizona           100% of Common Voting Stock     Insurance
                                                           First AUSA Life Ins. Co.

Western Reserve Life Assurance Co.       Ohio              100% First AUSA Life Ins. Co.   Insurance
of Ohio

WRL Series Fund, Inc.                    Maryland          Various                         Mutual fund

WRL Investment Services, Inc.            Florida           100% Western Reserve Life       Provides administration for
                                                           Assurance Co. of Ohio           affiliated mutual fund

WRL Investment Management, Inc.          Florida           100% Western Reserve Life       Registered investment advisor
                                                           Assurance Co. of Ohio

Monumental Life Insurance Co.            Maryland          100% First AUSA Life Ins. Co.   Insurance

AEGON Special Markets Group, Inc.        Maryland          100% Monumental Life Ins. Co.   Marketing

Monumental General Casualty Co.          Maryland          100% First AUSA Life Ins. Co.   Insurance

United Financial Services, Inc.          Maryland          100% First AUSA Life Ins. Co.   General agency

Bankers Financial Life Ins. Co.          Arizona           100% First AUSA Life Ins. Co.   Insurance

The Whitestone Corporation               Maryland          100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.                      Iowa              100% First AUSA Life            Holding company
                                                           Insurance Company

Commonwealth General Corporation         Delaware          100% AEGON USA, Inc.            Holding company
("CGC")

PB Series Trust                          Massachusetts     N/A                             Mutual fund

Monumental Agency Group, Inc.            Kentucky          100% CGC                        Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                      Delaware          100% CGC                        TPA for Peoples Security Life
                                                                                           Insurance Company

                                        Jurisdiction of            Percent of Voting
Name                                    Incorporation              Securities Owned                   Business
----                                    ---------------            -----------------                  --------
Durco Agency, Inc.                      Virginia                   100% Benefit Plans, Inc.           General agent

Commonwealth General                    Kentucky                   100% CGC                           Administrator of structured
Assignment Corporation                                                                                settlements

Providian Financial Services Inc.       Pennsylvania               100% CGC                           Financial services

AFSG Securities Corporation             Pennsylvania               100% CGC                           Broker-Dealer

PB Investment Advisors, Inc.            Delaware                   100% CGC                           Registered investment advisor

Diversified Financial Products Inc.     Delaware                   100% CGC                           Provider of investment,
                                                                                                      marketing and admin.
                                                                                                      services to ins. cos.

AEGON USA Real Estate                   Delaware                   100% Diversified Financial         Real estate and mortgage
Services, Inc.                                                     Products Inc.                      holding company

Capital Real Estate                     Delaware                   100% CGC                           Furniture and equipment lessor
Development Corporation

Captial General Development             Delaware                   100% CGC                           Holding company
Corporation

Commonwealth Life                       Kentucky                   100% Capital General               Insurance company
Insurance Company                                                  Development Corporation

Agency Holding I, Inc.                  Delaware                   100% Commonwealth Life             Investment subsidiary
                                                                   Insurance Company

Agency Investments I, Inc.              Delaware                   100% Agency Holding I, Inc.        Investment subsidiary

Peoples Security Life                   North Carolina             100% Capital General               Insurance company
Insurance Company                                                  Development Corporation

Ammest Realty Corporation               Texas                      100% Peoples Security Life         Special purpose subsidiary
                                                                   Insurance Company

Agency Holding II, Inc.                 Delaware                   100% Peoples Security Life         Investment subsidiary
                                                                   Insurance Company

Agency Investments II, Inc.             Delaware                   100% Agency Holding II, Inc.       Investment subsidiary

Agency Holding III, Inc.                Delaware                   100% Peoples Security Life         Investment subsidiary
                                                                   Insurance Company

Agency Investments III, Inc.            Delaware                   100% Agency Holding III, Inc.      Investment subsidiary

                                        Jurisdiction of            Percent of Voting
Name                                    Incorporation              Securities Owned                   Business
----                                    ---------------            -----------------                  --------
JMH Operating Company, Inc.             Mississippi                100% Peoples Security Life         Real estate holdings
                                                                   Insurance Company

Capital Security Life Ins. Co.          North Carolina             100% Capital General               Insurance company
                                                                   Development Corporation

Independence Automobile                 Florida                    100% Capital Security              Automobile Club
Association, Inc.                                                  Life Insurance Company

Independence Automobile                 Georgia                    100% Capital Security              Automobile Club
Club, Inc.                                                         Life Insurance Company

Capital 200 Block Corporation           Delaware                   100% CGC                           Real estate holdings

Capital Broadway Corporation            Kentucky                   100% CGC                           Real estate holdings

Southlife, Inc.                         Tennessee                  100% CGC                           Investment subsidiary

Ampac Insurance Agency, Inc.            Pennsylvania               100% CGC                           Provider of management
(EIN 23-1720755)                                                                                      support services

National Home Life Corporation          Pennsylvania               100% Ampac Insurance               Special-purpose subsidiary
                                                                   Agency, Inc.

Compass Rose Development                Pennsylvania               100% Ampac Insurance               Special-purpose subsidiary
Corporation                                                        Agency, Inc.

Association Consultants, Inc.           Illinois                   100% Ampac Insurance               TPA license-holder
                                                                   Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania               100% Ampac Insurance               Furniture & equipment lessor
                                                                   Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania               100% Ampac Insurance               Administrator of group
                                                                   Agency, Inc.                       insurance programs

Veterans Insurance Services, Inc.       Delaware                   100% Ampac Insurance               Special-purpose subsidiary
                                                                   Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia             100% Ampac Insurance               Special-purpose subsidiary
                                                                   Agency, Inc.

Providian Auto and Home                 Missouri                   100% CGC                           Insurance company
Insurance Company

Academy Insurance Group, Inc.           Delaware                   100% CGC                           Holding company


                                     Jurisdication of               Percent of Voting
Name                                 Incorporation                  Securities Owned                    Business
----                                 ----------------               -----------------                   --------
Academy Life Insurance Co.           Missouri                       100% Academy Insurance              Insurance company
                                                                    Group, Inc.

Pension Life Insurance               New Jersey                     100% Academy Insurance              Insurance company
Company of America                                                  Group, Inc.

Academy Services, Inc.               Delaware                       100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.        Kansas                         100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.        California                     100% Academy Insurance              General agent
                                                                    Group, Inc.

Ammest Massachusetts                 Massachusetts                  100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                  Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ampac, Inc.                          Texas                          100% Academy Insurance              Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.         Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.

Data/Mark Services, Inc.             Delaware                       100% Academy Insurance              Provider of mgmt. services
                                                                    Group, Inc.

Force Financial Group, Inc.          Delaware                       100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.       Massachusetts                  100% Force Fin. Group, Inc.         Special-purpose subsidiary

Military Associates, Inc.            Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.                Georgia                        100% Academy Insurance              Automobile club
                                                                    Group, Inc.

NCOAA Management Company             Texas                          100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Unicom Administrative                Pennsylvania                   100% Academy Insurance              Provider of admin. services
Services, Inc.                                                      Group, Inc.

Unicom Administrative                Germany                        100% Unicom Administrative          Provider of admin. services
Services, GmbH                                                      Services, Inc.


                                     Jurisdication of               Percent of Voting
Name                                 Incorporation                  Securities Owned                    Business
----                                 ----------------               -----------------                   --------
Providian Property and Casualty      Kentucky                       100% Providian Auto and             Insurance company
Insurance Company                                                   Home Insurance Company

Providian Fire Insurance Co.         Kentucky                       100% Providian Property             Insurance company
                                                                    and Casualty Insurance Co.

Capital Liberty, L.P.                Delaware                       79.2% Commonwealth Life             Holding Company
                                                                    Insurance Company
                                                                    19.8% Peoples Security Life
                                                                    Insurance Company
                                                                    1% CGC

Commonwealth General LLC             Turks &                        100% CGC                             Special-purpose subsidiary
                                     Caicos Islands

Providian Life and Health            Missouri                       3.7% CGC                             Insurance company
Insurance Company                                                   15.3% Peoples Security Life
                                                                    Insurance Company
                                                                    20% Capital Liberty, L.P.
                                                                    61% Commonwealth Life
                                                                    Insurance Company

Veterans Life Insurance Co.          Illinois                       100% Providian Life and              Insurance company
                                                                    Health Insurance Company

Peoples Benefit Services, Inc.       Pennsylvania                   100% Veterans Life Ins. Co.          Special-purpose subsidiary

First Providian Life and             New York                       100% Veterans Life Ins. Co.          Insurance Company
Health Insurance Company

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 1998, there were 929 Advisor's Contract Owners, 291 Dimensional Variable Annuity Contract Owners and 2,521 PGA Retirement Annuity Contract Owners.

ITEM 28.  INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account V, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and Variable Annuity contracts funded by Separate Account II of Providian Life and Health Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity contracts funded by Separate Account C of First Providian Life and Health Insurance Company; PFL Life Variable Annuity Account A, PFL Endeavor VA Separate Account, PFL Wright Variable Annuity Account and PFL Retirement Builder Variable Annuity Account of PFL Life Insurance Company and AUSA Endeavor Variable Annuity Account of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers


                               Positions and Officers
           Name                   with Underwriter
           ----                ----------------------
     Lorri E. Mchaffey         President and Director
     Kimberly A. Scouller      Vice President and Chief Compliance Officer
     Michael F. Lane           Vice President
     Harvey E. Willis          Vice President and Secretary
     Sarah J. Strange          Vice President and Director
     Michael G. Ayers          Treasurer/Controller
     Colleen S. Lyons          Assistant Secretary
     John F. Reesor            Assistant Secretary
     Larry N. Norman           Director

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Providian Life and Health in Louisville, Kentucky.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS.

     (a) Providian Life and Health Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life and Health Insurance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Providian Life and Health Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 30th day of April, 1998.

                               PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V (REGISTRANT)

                               By:  Providian Life and Health Insurance Company

                               By:  /s/ BART HERBERT, JR.*
                                    -------------------------------------------
                                    Bart Herbert, Jr., President

                               PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               (DEPOSITOR)

                               By:  /s/ BART HERBERT, JR.*
                                    -------------------------------------------
                                    Bart Herbert, Jr., President

*By:  /s/ R. Michael Slaven
      ------------------------
      R. Michael Slaven
      Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.



       Signature                                   Title                                Date
       ---------                                   -----                                ----

/s/ JAY H. BERMAN*                 Director                                        April 30, 1998
---------------------------
Jay H. Berman

/s/ G. DOUGLAS MANGUM, JR.*        Senior Vice President                           April 30, 1998
---------------------------
G. Douglas Mangum, Jr.

/s/ MARTHA A. McCONNELL*           Treasurer (Chief Accounting Officer)            April 30, 1998
---------------------------
Martha A. McConnell

/s/ DOUGLAS A. SARCIA*             Director and Vice President                     April 30, 1998
---------------------------
Douglas A. Sarcia

/s/ THOMAS B. NESSPOR*             Director and Vice President                     April 30, 1998
---------------------------
Thomas B. Nesspor

/s/ BRIAN A. SMITH*                Director and Senior Vice President              April 30, 1998
---------------------------
Brian A. Smith

/s/ SUSAN E. MARTIN*               Director, Vice President, Secretary             April 30, 1998
---------------------------        and Associate General Counsel
Susan E. Martin

/s/ BART HERBERT, JR.*             Director and President                          April 30, 1998
---------------------------
Bart Herbert, Jr.

/s/ JOHN C. PRESTWOOD, JR.*        Director, Vice President and Actuary            April 30, 1998
---------------------------
John C. Prestwood, Jr.

/s/ CRAIG D. VERMIE*               Director                                        April 30, 1998
---------------------------
Craig D. Vermie

*By: /s/ R. Michael Slaven
     ----------------------
     R. Michael Slaven
     Attorney-in-fact

                              SEPARATE ACCOUNT V
                        ADVISOR'S EDGE VARIABLE ANNUITY
                         DIMENSIONAL VARIABLE ANNUITY
                            PGA RETIREMENT ANNUITY


EXHIBIT 8(M)       PARTICIPATION AGREEMENT AMONG ENDEAVOR SERIES TRUST,
                   ENDEAVOR MANAGEMENT CO. AND PFL LIFE INSURANCE COMPANY DATED
                   FEBRUARY 28, 1991, AS AMENDED

EXHIBIT 9(a)       OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)       CONSENT OF COUNSEL

EXHIBIT 10         CONSENT OF INDEPENDENT AUDITORS
